UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2009

Domestic Equity Funds
Ivy Dividend Opportunities Fund
Ivy Micro Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Value Fund

Global and International Funds
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Cundill Global Value Fund
Ivy European Opportunities Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Pacific Opportunities Fund

Specialty Funds
Ivy Balanced Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund

Fixed-Income Funds
Ivy Bond Fund
Ivy Global Bond Fund
Ivy Mortgage Securities Fund

CONTENTS
Ivy Funds

President's Letter	3
Portfolio Highlights, Illustration of Fund Expenses and Schedule of Investments:
Ivy Dividend Opportunities Fund	4
Ivy Micro Cap Growth Fund	9
Ivy Small Cap Value Fund	13
Ivy Value Fund	17
Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund	21
Ivy Cundill Global Value Fund	24
Ivy European Opportunities Fund	28
Ivy International Balanced Fund	32
Ivy International Core Equity Fund	37
Ivy International Growth Fund	41
Ivy Pacific Opportunities Fund	45
Ivy Balanced Fund	50
Ivy Global Natural Resources Fund	56
Ivy Real Estate Securities Fund	62
Ivy Bond Fund	66
Ivy Global Bond Fund	75
Ivy Mortgage Securities Fund	83
Statement of Assets and Liabilities	90
Statement of Operations	93
Statement of Changes in Net Assets	96
Financial Highlights	102
Notes to Financial Statements	138
Renewal of Investment Management Agreement	170
Proxy Voting Information	174
Quarterly Portfolio Schedule Information	175
IRA Disclosure	176

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus and current performance information, including current Lipper ranking information.

PRESIDENT'S LETTER
Ivy Funds

SEPTEMBER 30, 2009 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

In the six months since our last report to you, Americans have witnessed a dramatic reversal in the equity and fixed-income markets. U.S. equities performed strongly, with most indexes posting double-digit returns for the six-month period. Market sectors that benefited markedly from the rally included financials, technology, consumer discretionary and global industrial, as investors flocked to sectors poised to benefit from an economic recovery. In this environment, lower-quality stocks were the market darlings, as they had the most to gain from an improved economic outlook. This trend of riskier securities prevailing over safer issues generally held true across all asset classes.

The S&P 500 Index posted a healthy 34.03 percent gain for the six months ended September 30, 2009. Fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, did well, increasing 4.80 percent for the six months ended September 30, 2009. Numerous government-sponsored bailouts and liquidity programs have lent significant and necessary support to our economy, inflation remains under control and the housing market appears to be stabilizing. Economic indicators such as durable goods orders, capacity utilization and industrial production appear to have found a floor and their prospects are improving. Importantly, consumer and investor confidence have begun to emerge - an important catalyst necessary for a full and robust recovery to occur.

Although many challenges remain, including a still wobbly financial system, painfully high unemployment and battles to be waged in Washington to create fair and effective regulatory reform, we are optimistic that better days are ahead.

As you review this Ivy Funds Semiannual Report, we'd like to underscore the importance of maintaining a long-term perspective. While some market uncertainty, intraday swings, halting economic progress and insecurity about the stability of the American financial system may linger, history suggests to us that successful investing is contingent upon developing a personal financial plan and adhering to it over time. Taking rash action in response to short-term events, no matter how unnerving they may be, is often a recipe for poor investing results.

Economic Snapshot
	9-30-09	3-31-09
S&P 500 Index	1057.08	797.87

MSCI EAFE Index	1552.84	1056.23

Citigroup Broad Investment Grade Index (annualized yield to maturity)	3.22%	3.35%

U.S. unemployment rate	9.80%	8.50%

30-year fixed mortgage rate	4.94%	4.85%

Oil price per barrel	$70.82	$49.66

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision.

The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As shown in the Economic Snapshot table above, the U.S. economy has started to stabilize over the course of the previous six months, although unemployment continues to be a concern.

If market uncertainty is making you nervous or you're feeling unsure about your investments, don't go it alone. Contact your financial advisor to review your portfolio and make sure it's appropriately allocated given your goals, investing time frame and tolerance for risk.

As always, we thank you for your continued trust in the Ivy Funds, and we encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

PORTFOLIO HIGHLIGHTS
Ivy Dividend Opportunities Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	95.12%
Energy	19.27%
Consumer Staples	16.45%
Financials	12.83%
Information Technology	12.10%
Industrials	11.65%
Materials	9.03%
Consumer Discretionary	6.48%
Health Care	4.63%
Telecommunication Services	1.67%
Utilities	1.01%
Cash and Cash Equivalents	4.88%

Lipper Rankings
Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	252/303	83
3 Year	82/235	35
5 Year	34/185	19

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Schlumberger Limited	Energy
Microchip Technology Incorporated	Information Technology
Exxon Mobil Corporation	Energy
Philip Morris International Inc.	Consumer Staples
Colgate-Palmolive Company	Consumer Staples
Lorillard, Inc.	Consumer Staples
JPMorgan Chase & Co.	Financials
Deere & Company	Industrials
Union Pacific Corporation	Industrials
Halliburton Company	Energy

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

DISCLOSURE OF EXPENSES
Ivy Funds

(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The Illustration of Fund Expenses for each Fund is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2009.

Actual Expenses

The first line for each share class in each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in each table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ILLUSTRATION OF FUND EXPENSES
Ivy Dividend Opportunities Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,272.50	1.45%	$8.29
Class B	$1,000	$1,265.40	2.53%	$14.39
Class C	$1,000	$1,269.00	2.13%	$12.14
Class E	$1,000	$1,272.60	1.37%	$7.84
Class I	$1,000	$1,274.70	0.97%	$5.57
Class Y	$1,000	$1,274.40	1.25%	$7.16
Based on 5% Return(2)
Class A	$1,000	$1,017.78	1.45%	$7.36
Class B	$1,000	$1,012.37	2.53%	$12.78
Class C	$1,000	$1,014.39	2.13%	$10.78
Class E	$1,000	$1,018.22	1.37%	$6.96
Class I	$1,000	$1,020.19	0.97%	$4.95
Class Y	$1,000	$1,018.80	1.25%	$6.36

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks - 1.21%
T. Rowe Price Group, Inc.	64	$2,945

Brewers - 1.82%
Molson Coors Brewing Company, Class B	91	4,449

Communications Equipment - 3.37%
Consolidated Communications Holdings, Inc.	179	2,872
QUALCOMM Incorporated	119	5,364
		8,236
Computer Hardware - 2.06%
Hewlett-Packard Company	107	5,030

Construction & Engineering - 2.23%
Fluor Corporation	107	5,436

Construction & Farm Machinery & Heavy Trucks - 2.33%
Deere & Company	132	5,685

Consumer Finance - 1.93%
Capital One Financial Corporation	132	4,702

Data Processing & Outsourced Services - 1.18%
Visa Inc., Class A	42	2,875

Department Stores - 2.18%
Macy's Inc.	290	5,311

Distillers & Vintners - 1.64%
Diageo plc, ADR	65	4,000

Diversified Banks - 0.97%
U.S. Bancorp	108	2,367

Diversified Chemicals - 1.52%
PPG Industries, Inc.	64	3,705

Diversified Metals & Mining - 1.54%
Rio Tinto plc, ADR	22	3,763

Electrical Components & Equipment - 1.81%
Emerson Electric Co.	110	4,419

Fertilizers & Agricultural Chemicals - 1.86%
Monsanto Company	59	4,551

Health Care Equipment - 2.58%
Baxter International Inc.	17	972
Medtronic, Inc.	101	3,699
Stryker Corporation	36	1,638
		6,309
Home Improvement Retail - 0.89%
Lowe's Companies, Inc.	103	2,165

Homebuilding - 0.91%
D.R. Horton, Inc.	195	2,227

Hotels, Resorts & Cruise Lines - 0.90%
Starwood Hotels & Resorts Worldwide, Inc.	67	2,208

Household Products - 4.11%
Colgate-Palmolive Company	100	7,613
Procter & Gamble Company (The)	42	2,418
		10,031
Industrial Gases - 2.97%
Air Products and Chemicals, Inc.	61	4,768
Praxair, Inc.	31	2,492
		7,260
Industrial Machinery - 1.81%
Illinois Tool Works Inc.	104	4,423

Integrated Oil & Gas - 4.80%
BP p.l.c., ADR	69	3,692
Exxon Mobil Corporation	117	8,030
		11,722
Integrated Telecommunication Services - 1.67%
AT&T Inc.	151	4,084

Multi-Utilities - 1.01%
Dominion Resources, Inc.	72	2,477

Oil & Gas Equipment & Services - 10.22%
Halliburton Company	202	5,481
National Oilwell Varco, Inc. (A)	90	3,867
Schlumberger Limited	149	8,850
Smith International, Inc.	80	2,296
Weatherford International Ltd. (A)	214	4,438
		24,932
Oil & Gas Exploration & Production - 3.31%
Apache Corporation	52	4,757
XTO Energy Inc.	80	3,316
		8,073
Oil & Gas Storage & Transportation - 0.94%
Enbridge Inc.	59	2,295

Other Diversified Financial Services - 4.38%
Bank of America Corporation	272	4,604
JPMorgan Chase & Co.	139	6,109
		10,713
Pharmaceuticals - 2.05%
Abbott Laboratories	101	4,996

Property & Casualty Insurance - 2.86%
ACE Limited	72	3,839
Travelers Companies, Inc. (The)	64	3,153
		6,992
Railroads - 3.47%
Burlington Northern Santa Fe Corporation	37	2,958
Union Pacific Corporation	95	5,513
		8,471
Restaurants - 1.60%
McDonald's Corporation	68	3,898

Semiconductors - 3.63%
Microchip Technology Incorporated	334	8,849

Soft Drinks - 1.83%
Coca-Cola Company (The)	83	4,479

Specialized Finance - 1.48%
CME Group Inc.	12	3,606

Steel - 1.14%
Nucor Corporation	59	2,771

Systems Software - 1.86%
Microsoft Corporation	175	4,541

Tobacco - 7.05%
Altria Group, Inc.	115	2,055
Lorillard, Inc.	101	7,467
Philip Morris International Inc.	158	7,686
		17,208

TOTAL COMMON STOCKS - 95.12%		$232,204

(Cost: $213,652)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 5.16%
Clorox Co.,
0.220%, 10-13-09	$1,000	1,000
Coca-Cola Company (The),
0.140%, 11-9-09	4,000	3,999
Hewlett-Packard Company,
0.140%, 10-7-09	5,000	5,000
Sara Lee Corporation,
0.100%, 10-1-09	2,601	2,601
		12,600
Master Note - 1.29%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,145	3,145

TOTAL SHORT-TERM SECURITIES - 6.45%		$15,745

(Cost: $15,745)

TOTAL INVESTMENT SECURITIES - 101.57%		$247,949

(Cost: $229,397)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.57%)		(3,843)

NET ASSETS - 100.00%		$244,106

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$231,651
Gross unrealized appreciation	22,143
Gross unrealized depreciation	(5,845)
Net unrealized appreciation	$16,298

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Micro Cap Growth Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	94.73%
Information Technology	30.63%
Health Care	29.83%
Consumer Discretionary	16.21%
Industrials	7.62%
Energy	5.91%
Financials	1.59%
Consumer Staples	1.09%
Materials	1.04%
Utilities	0.81%
Cash and Cash Equivalents	5.27%

Top 10 Equity Holdings
Company	Sector
CommVault Systems, Inc.	Information Technology
Grand Canyon Education, Inc.	Consumer Discretionary
Omniture, Inc.	Information Technology
Westport Innovations Inc.	Consumer Discretionary
True Religion Apparel, Inc.	Consumer Discretionary
Phase Forward Incorporated	Health Care
NetLogic Microsystems, Inc.	Information Technology
NetScout Systems, Inc.	Information Technology
Questcor Pharmaceuticals, Inc.	Health Care
Health Grades, Inc.	Health Care

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Micro Cap Growth Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,479.00	2.69%	$16.73
Class B	$1,000	$1,470.30	3.98%	$24.70
Class C	$1,000	$1,473.40	3.63%	$22.51
Class I	$1,000	$1,482.10	2.38%	$14.77
Class Y	$1,000	$1,480.00	2.64%	$16.37
Based on 5% Return(2)
Class A	$1,000	$1,011.58	2.69%	$13.58
Class B	$1,000	$1,005.10	3.98%	$20.05
Class C	$1,000	$1,006.86	3.63%	$18.26
Class I	$1,000	$1,013.16	2.38%	$11.98
Class Y	$1,000	$1,011.82	2.64%	$13.28

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

 See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.37%
MDC Partners Inc., Class A (A)	38	$280

Apparel Retail - 2.37%
Citi Trends Inc. (A)	11	302
New York & Company, Inc. (A)	36	182
		484
Apparel, Accessories & Luxury Goods - 2.92%
True Religion Apparel, Inc. (A)	15	388
Volcom, Inc. (A)	13	208
		596
Application Software - 6.10%
Blackbaud, Inc.	8	179
NetScout Systems, Inc. (A)	25	339
OPNET Technologies, Inc.	8	87
SolarWinds, Inc. (A)	6	132
Ultimate Software Group, Inc. (The) (A)	10	293
VanceInfo Technologies Inc. (A)	11	214
		1,244
Auto Parts & Equipment - 1.92%
Westport Innovations Inc. (A)	31	392

Biotechnology - 5.66%
Allos Therapeutics, Inc. (A)	43	308
Dyax Corp. (A)	35	125
Idenix Pharmaceuticals, Inc. (A)	31	95
InterMune, Inc. (A)	20	315
Pharmasset, Inc. (A)	15	311
		1,154
Broadcasting - 0.66%
Global Traffic Network, Inc. (A)	29	135

Communications Equipment - 3.20%
Aruba Networks, Inc. (A)	24	211
Blue Coat Systems, Inc. (A)	11	242
Neutral Tandem, Inc. (A)	9	200
		653
Computer Hardware - 0.73%
3PAR Inc. (A)	14	149

Computer Storage & Peripherals - 3.33%
Compellent Technologies, Inc. (A)	10	182
Isilon Systems, Inc. (A)	45	277
Netezza Corporation (A)	20	219
		678
Construction & Engineering - 1.96%
MYR Group Inc. (A)	8	160
Orion Marine Group, Inc. (A)	12	239
		399
Construction & Farm Machinery & Heavy Trucks - 0.59%
Titan Machinery Inc. (A)	10	120

Distributors - 0.99%
DXP Enterprises, Inc. (A)	18	202

Education Services - 2.48%
Grand Canyon Education, Inc. (A)	28	505

Electrical Components & Equipment - 1.88%
Harbin Electric, Inc. (A)	12	203
Powell Industries, Inc. (A)	1	38
Ultralife Corporation (A)	24	143
		384
Electronic Manufacturing Services - 0.79%
Maxwell Technologies, Inc. (A)	9	162

Gas Utilities - 0.81%
China Natural Gas, Inc. (A)	14	166

Health Care Equipment - 8.45%
ABIOMED, Inc. (A)	21	207
Cardiovascular Systems Inc. (A)	4	32
Greatbatch, Inc. (A)	6	124
MAKO Surgical Corp. (A)	23	197
Micrus Endovascular Corporation (A)	13	164
NuVasive, Inc. (A)	6	242
Quidel Corporation (A)	14	226
Somanetics Corporation (A)	14	227
Spectranetics Corporation (The) (A)	48	304
		1,723
Health Care Services - 4.34%
American CareSource Holdings, Inc. (A)	16	70
American Dental Partners, Inc. (A)	11	160
Genoptix, Inc. (A)	9	327
Health Grades, Inc. (A)	66	327
		884
Health Care Supplies - 0.77%
Rochester Medical Corporation (A)	13	158

Health Care Technology - 1.91%
Phase Forward Incorporated (A)	28	389

Industrial Machinery - 0.66%
SmartHeat, Inc. (A)	11	135

Internet Software & Services - 4.38%
comScore, Inc. (A)	11	198
Constant Contact, Inc. (A)	12	227
Omniture, Inc. (A)	22	468
		893
Investment Banking & Brokerage - 0.67%
RiskMetrics Group, Inc. (A)	9	136

Life Sciences Tools & Services - 1.78%
Bruker Corporation (A)	17	177
eResearch Technology, Inc. (A)	26	185
		362
Managed Health Care - 0.78%
Molina Healthcare, Inc. (A)	8	159

Movies & Entertainment - 1.45%
Rentrak Corporation (A)	17	295

Oil & Gas Equipment & Services - 4.65%
ENGlobal Corporation (A)	35	145
NATCO Group Inc., Class A (A)	6	257
Natural Gas Services Group, Inc. (A)	13	231
T-3 Energy Services, Inc. (A)	16	315
		948
Oil & Gas Exploration & Production - 1.26%
Brigham Exploration Company (A)	28	257

Personal Products - 1.09%
China-Biotics, Inc. (A)	14	222

Pharmaceuticals - 6.14%
Auxilium Pharmaceuticals, Inc. (A)	8	267
Biodel Inc. (A)	17	90
BioMimetic Therapeutics, Inc. (A)	10	116
Obagi Medical Products, Inc. (A)	24	277
Questcor Pharmaceuticals, Inc. (A)	60	329
SuperGen, Inc. (A)	65	173
		1,252
Restaurants - 2.05%
BJ's Restaurants, Inc. (A)	10	147
McCormick & Schmick's Seafood Restaurants, Inc. (A)	13	98
Red Robin Gourmet Burgers, Inc. (A)	8	172
		417
Semiconductors - 7.68%
Cavium Networks, Inc. (A)	10	215
Diodes Incorporated (A)	13	241
Mellanox Technologies, Ltd. (A)	11	180
Microtune, Inc. (A)	56	102
Monolithic Power Systems, Inc. (A)	11	246
NetLogic Microsystems, Inc. (A)	8	369
Pericom Semiconductor Corporation (A)	22	212
		1,565
Specialized Finance - 0.92%
Global Consumer Acquisition Corp. (A)	19	188

Specialty Chemicals - 1.04%
Chemspec International Limited, ADR (A)	25	177
Flotek Industries, Inc. (A)	17	35
		212
Systems Software - 4.42%
CommVault Systems, Inc. (A)	26	530
DemandTec, Inc. (A)	21	186
TeleCommunication Systems, Inc. (A)	22	186
		902
Trucking - 2.53%
Celadon Group, Inc. (A)	19	214
Marten Transport, Ltd. (A)	9	159
Vitran Corporation Inc., Class A (A)	16	142
		515

TOTAL COMMON STOCKS - 94.73%		$19,315

(Cost: $16,025)

SHORT-TERM SECURITIES - 3.81%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	$776	$776
(Cost: $776)

TOTAL INVESTMENT SECURITIES - 98.54%		$20,091

(Cost: $16,801)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.46%		298

NET ASSETS - 100.00%		$20,389

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$16,805
Gross unrealized appreciation	3,553
Gross unrealized depreciation	(267)
Net unrealized appreciation	$3,286

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Small Cap Value Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	94.99%
Financials	27.40%
Information Technology	20.35%
Consumer Discretionary	15.70%
Industrials	10.39%
Materials	8.30%
Energy	4.60%
Utilities	3.95%
Consumer Staples	3.13%
Health Care	1.17%
Cash and Cash Equivalents	5.01%

Lipper Rankings
Category: Lipper Small-Cap Value Funds	Rank	Percentile
1 Year	61/320	20
3 Year	75/277	27
5 Year	72/212	34
10 Year	48/99	48

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Silgan Holdings Inc.	Materials
Southwest Gas Corporation	Utilities
Sybase, Inc.	Information Technology
American Campus Communities, Inc.	Financials
BJ's Wholesale Club, Inc.	Consumer Staples
Liberty Media Corporation, Liberty Capital Series A	Consumer Discretionary
Sensient Technologies Corporation	Materials
Celestica Inc.	Information Technology
Validus Holdings, Ltd.	Financials
Ralcorp Holdings, Inc.	Consumer Staples

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Small Cap Value Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,305.00	1.87%	$10.83
Class B	$1,000	$1,297.10	3.15%	$18.15
Class C	$1,000	$1,299.50	2.66%	$15.29
Class E**	$1,000	$1,308.90	1.29%	$7.50
Class I	$1,000	$1,310.00	1.26%	$7.28
Class Y	$1,000	$1,308.50	1.42%	$8.20
Based on 5% Return(2)
Class A	$1,000	$1,015.70	1.87%	$9.47
Class B	$1,000	$1,009.25	3.15%	$15.87
Class C	$1,000	$1,011.74	2.66%	$13.38
Class E**	$1,000	$1,018.61	1.29%	$6.56
Class I	$1,000	$1,018.73	1.26%	$6.36
Class Y	$1,000	$1,017.96	1.42%	$7.16

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 0.83%
MDC Partners Inc., Class A (A)	213	$1,585

Aerospace & Defense - 3.35%
AAR CORP. (A)	106	2,315
BE Aerospace, Inc. (A)	117	2,356
Triumph Group, Inc.	35	1,684
		6,355
Apparel Retail - 1.09%
Finish Line, Inc. (The), Class A	205	2,078

Apparel, Accessories & Luxury Goods - 2.35%
Jones Apparel Group, Inc.	115	2,053
Warnaco Group, Inc. (The) (A)	55	2,399
		4,452
Application Software - 2.20%
Quest Software, Inc. (A)	113	1,896
TIBCO Software Inc. (A)	240	2,276
		4,172
Asset Management & Custody Banks - 2.41%
Ares Capital Corporation	236	2,596
Hercules Technology Growth Capital, Inc.	202	1,983
		4,579
Auto Parts & Equipment - 2.79%
Modine Manufacturing Company	182	1,685
Superior Industries International, Inc.	129	1,831
Tenneco Automotive Inc. (A)	136	1,777
		5,293
Broadcasting - 1.61%
Liberty Media Corporation, Liberty Capital Series A (A)	146	3,054

Casinos & Gaming - 2.96%
Bally Technologies, Inc. (A)	48	1,833
Pinnacle Entertainment, Inc. (A)	151	1,534
WMS Industries Inc. (A)	51	2,263
		5,630
Commercial Printing - 0.83%
Corrections Corporation of America (A)	69	1,572

Communications Equipment - 3.42%
Avocent Corporation (A)	134	2,713
Harmonic Inc. (A)	293	1,957
Tellabs, Inc. (A)	265	1,832
		6,502
Computer Hardware - 0.43%
Silicon Graphics, Inc. (A)	123	824

Consumer Finance - 0.91%
First Cash Financial Services, Inc. (A)	101	1,734

Data Processing & Outsourced Services - 1.89%
Global Cash Access, Inc. (A)	226	1,655
Lender Processing Services, Inc.	51	1,931
		3,586
Diversified Chemicals - 2.36%
Ashland Inc.	55	2,373
FMC Corporation	37	2,104
		4,477
Diversified Metals & Mining - 0.96%
Thompson Creek Metals Company Inc. (A)	151	1,827

Education Services - 0.98%
Lincoln Educational Services Corporation (A)	81	1,856

Electric Utilities - 2.13%
NV Energy, Inc.	234	2,712
Unitil Corporation	59	1,329
		4,041
Electronic Manufacturing Services - 1.57%
Celestica Inc. (A)	314	2,976

Fertilizers & Agricultural Chemicals - 1.25%
Terra Industries Inc.	69	2,378

Gas Utilities - 1.82%
Southwest Gas Corporation	135	3,450

Gold - 0.26%
Red Back Mining Inc. (A)(B)	43	486

Health Care Facilities - 1.17%
AmSurg Corp. (A)	105	2,223

Homebuilding - 1.72%
M.D.C. Holdings, Inc.	66	2,293
M/I Homes, Inc. (A)	71	965
		3,258
Hypermarkets & Super Centers - 1.62%
BJ's Wholesale Club, Inc. (A)	85	3,064

Industrial Machinery - 2.16%
Chart Industries, Inc. (A)	94	2,038
IDEX Corporation	74	2,068
		4,106
Investment Banking & Brokerage - 4.27%
KBW, Inc. (A)	88	2,841
Piper Jaffray Companies (A)	58	2,755
Stifel Financial Corp. (A)	46	2,509
		8,105
Metal & Glass Containers - 1.88%
Silgan Holdings Inc.	68	3,573

Movies & Entertainment - 1.37%
Regal Entertainment Group	211	2,600

Office REITs - 2.26%
Alexandria Real Estate Equities, Inc.	41	2,212
Mack-Cali Realty Corporation	64	2,079
		4,291
Oil & Gas Exploration & Production - 4.60%
American Oil & Gas Inc. (A)	279	549
Brigham Exploration Company (A)	256	2,324
Cabot Oil & Gas Corporation	50	1,791
Comstock Resources, Inc. (A)	42	1,679
Whiting Petroleum Corporation (A)	42	2,391
		8,734
Packaged Foods & Meats - 1.51%
Ralcorp Holdings, Inc. (A)	49	2,871

Regional Banks - 11.06%
Bank of Marin Bancorp	51	1,588
Columbia Banking System, Inc.	107	1,764
East West Bancorp, Inc.	261	2,167
First Horizon National Corporation (A)	105	1,387
Glacier Bancorp, Inc.	106	1,576
Home BancShares, Inc.	32	708
IBERIABANK Corporation	61	2,793
Pacific Continental Corporation	94	989
PacWest Bancorp	83	1,574
Sierra Bancorp	54	645
Southwest Bancorp, Inc.	67	934
Texas Capital Bancshares, Inc. (A)	123	2,075
Wintrust Financial Corporation	100	2,792
		20,992
Reinsurance - 4.04%
Platinum Underwriters Holdings, Ltd.	55	1,960
RenaissanceRe Holdings Ltd.	50	2,738
Validus Holdings, Ltd.	115	2,972
		7,670
Residential REITs - 1.63%
American Campus Communities, Inc.	115	3,088

Security & Alarm Services - 1.43%
GEO Group, Inc. (The) (A)	135	2,715

Semiconductor Equipment - 1.86%
Lam Research Corporation (A)	52	1,787
Verigy Ltd. (A)	151	1,751
		3,538
Semiconductors - 2.52%
Applied Micro Circuits Corporation (A)	97	965
Atmel Corporation (A)	519	2,175
Cirrus Logic, Inc. (A)	296	1,648
		4,788
Specialty Chemicals - 1.59%
Sensient Technologies Corporation	109	3,024

Systems Software - 1.69%
Sybase, Inc. (A)	82	3,206

Technology Distributors - 4.77%
Anixter International Inc. (A)	44	1,745
Arrow Electronics, Inc. (A)	74	2,069
Avnet, Inc. (A)	97	2,527
Tech Data Corporation (A)	65	2,705
		9,046
Thrifts & Mortgage Finance - 0.82%
First Niagara Financial Group, Inc.	126	1,556

Trucking - 2.62%
Arkansas Best Corporation	46	1,374
Marten Transport, Ltd. (A)	116	1,978
Werner Enterprises, Inc.	87	1,628
		4,980

TOTAL COMMON STOCKS - 94.99%		$180,335

(Cost: $153,107)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.68%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,500	2,500
Sara Lee Corporation,
0.100%, 10-1-09	2,579	2,579
		5,079
Master Note - 1.43%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,721	2,721

TOTAL SHORT-TERM SECURITIES - 4.11%		$7,800

(Cost: $7,800)

TOTAL INVESTMENT SECURITIES - 99.10%		$188,135

(Cost: $160,907)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.90%		1,715

NET ASSETS - 100.00%		$189,850

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$161,192
Gross unrealized appreciation	29,361
Gross unrealized depreciation	(2,418)
Net unrealized appreciation	$26,943

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Value Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	98.18%
Financials	25.14%
Energy	19.85%
Information Technology	10.52%
Consumer Staples	10.40%
Industrials	9.47%
Health Care	8.34%
Consumer Discretionary	7.92%
Telecommunication Services	3.48%
Materials	3.06%
Cash and Cash Equivalents	1.82%

Lipper Rankings
Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	33/548	7
3 Year	66/479	14
5 Year	108/395	28
10 Year	148/193	77

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Bank of America Corporation	Financials
Chevron Corporation	Energy
Travelers Companies, Inc. (The)	Financials
McKesson Corporation	Health Care
Occidental Petroleum Corporation	Energy
Hewlett-Packard Company	Information Technology
AT&T Inc.	Telecommunication Services
CVS Corporation	Consumer Staples
Lowe's Companies, Inc.	Consumer Discretionary
Union Pacific Corporation	Industrials

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Value Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,405.80	1.97%	$11.91
Class B	$1,000	$1,393.70	3.64%	$21.78
Class C	$1,000	$1,397.60	3.01%	$18.10
Class E**	$1,000	$1,410.60	1.31%	$7.95
Class I	$1,000	$1,411.50	1.18%	$7.11
Class Y	$1,000	$1,407.30	1.63%	$9.87
Based on 5% Return(2)
Class A	$1,000	$1,015.18	1.97%	$9.98
Class B	$1,000	$1,006.84	3.64%	$18.26
Class C	$1,000	$1,009.98	3.01%	$15.18
Class E**	$1,000	$1,018.50	1.31%	$6.66
Class I	$1,000	$1,019.15	1.18%	$5.96
Class Y	$1,000	$1,016.92	1.63%	$8.27

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.66%
Honeywell International Inc.	12	$435
Raytheon Company	20	978
		1,413
Airlines - 0.71%
Delta Air Lines, Inc. (A)	42	376

Brewers - 3.02%
Molson Coors Brewing Company, Class B	33	1,602

Communications Equipment - 2.47%
Nokia Corporation, Series A, ADR	90	1,313

Computer Hardware - 4.95%
Hewlett-Packard Company	46	2,163
International Business Machines Corporation (B)	4	466
		2,629
Consumer Finance - 2.19%
Capital One Financial Corporation	33	1,165

Department Stores - 2.53%
Macy's Inc.	73	1,341

Diversified Chemicals - 2.24%
Dow Chemical Company (The)	14	373
Solutia Inc. (A)	71	817
		1,190
Drug Retail - 3.40%
CVS Corporation	51	1,805

Health Care Distributors - 6.44%
AmerisourceBergen Corporation	47	1,059
McKesson Corporation	40	2,358
		3,417
Home Improvement Retail - 3.26%
Lowe's Companies, Inc.	83	1,737

Hotels, Resorts & Cruise Lines - 1.05%
Carnival Corporation	17	556

Industrial Conglomerates - 0.86%
Textron Inc. (B)	24	459

Industrial Machinery - 2.22%
Illinois Tool Works Inc.	28	1,178

Integrated Oil & Gas - 13.73%
Chevron Corporation	34	2,416
Exxon Mobil Corporation	9	632
Marathon Oil Corporation	39	1,247
Occidental Petroleum Corporation	29	2,234
Targa Resources Partners LP	41	762
		7,291
Integrated Telecommunication Services - 3.48%
AT&T Inc.	68	1,847

Investment Banking & Brokerage - 2.58%
Morgan Stanley	44	1,368

IT Consulting & Other Services - 0.24%
Accenture plc, Class A	3	127

Managed Health Care - 1.48%
UnitedHealth Group Incorporated	31	786

Metal & Glass Containers - 0.82%
Pactiv Corporation (A)	17	435

Mortgage REITs - 1.38%
Annaly Capital Management, Inc. (B)	40	733

Office Electronics - 2.17%
Xerox Corporation (B)	149	1,151

Oil & Gas Storage & Transportation - 6.12%
Copano Energy, L.L.C. (B)	11	207
Energy Transfer Equity, L.P.	28	795
Enterprise Products Partners L.P.	37	1,035
MarkWest Energy Partners, L.P.	25	586
Regency Energy Partners LP	32	629
		3,252
Other Diversified Financial Services - 5.33%
Bank of America Corporation (B)	167	2,831

Pharmaceuticals - 0.42%
Johnson & Johnson	4	225

Property & Casualty Insurance - 7.52%
ACE Limited	30	1,593
Travelers Companies, Inc. (The)	49	2,400
		3,993
Railroads - 3.02%
Union Pacific Corporation	28	1,605

Regional Banks - 3.54%
PNC Financial Services Group, Inc. (The)	29	1,395
Zions Bancorporation	27	487
		1,882
Reinsurance - 2.60%
Everest Re Group, Ltd.	7	596
RenaissanceRe Holdings Ltd.	14	783
		1,379
Specialty Stores - 1.08%
Office Depot, Inc. (A)(B)	86	571

Systems Software - 0.69%
Symantec Corporation (A)	22	367

Tobacco - 3.98%
Altria Group, Inc.	39	698
Lorillard, Inc.	12	892
Philip Morris International Inc.	11	526
		2,116

TOTAL COMMON STOCKS - 98.18%		$52,140

(Cost: $46,873)

SHORT-TERM SECURITIES - 2.97%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	$1,577	$1,577
(Cost: $1,577)

TOTAL INVESTMENT SECURITIES - 101.15%		$53,717

(Cost: $48,450)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.15%)		(613)

NET ASSETS - 100.00%		$53,104

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Bank of America Corporation	UBS Securities LLC	--*	November 2009	$20.00	$15	$(8)
Copano Energy, L.L.C.	UBS Securities LLC	--*	November 2009	17.50	3	(13)
International Business Machines Corporation	Morgan Stanley Smith Barney	--*	October 2009	125.00	6	(3)
Textron Inc.	UBS Securities LLC	--*	December 2009	24.00	12	(14)
					$36	$(38)
Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Energy Transfer Equity, L.P.:	Morgan Stanley Smith Barney	--*	October 2009	$22.50	$3	$	--*
	Morgan Stanley Smith Barney	--*	October 2009	25.00	2		(1)
Johnson & Johnson	Morgan Stanley Smith Barney	--*	October 2009	55.00	4		--*
Lowe's Companies, Inc.	UBS Securities LLC	--*	October 2009	17.50	2		--*
Morgan Stanley	UBS Securities LLC	--*	October 2009	22.00	3		--*
Nokia Corporation, Series A, ADR	Goldman, Sachs & Company	--*	October 2009	11.00	3		--*
Textron Inc.	UBS Securities LLC	--*	December 2009	14.00	13		(12)
					$30		$(13)
*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$49,065
Gross unrealized appreciation	7,801
Gross unrealized depreciation	(3,149)
Net unrealized appreciation	$4,652

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Managed Funds

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Ivy Managed European/Pacific Fund
Ivy Pacific Opportunities Fund, Class I	78.79%
Ivy European Opportunities Fund, Class I	21.10%
Cash and Cash Equivalents	0.11%

Ivy Managed International Opportunities Fund
Ivy International Core Equity Fund, Class I	25.41%
Ivy International Balanced Fund, Class I	25.08%
Ivy International Growth Fund, Class I	19.93%
Ivy Pacific Opportunities Fund, Class I	19.19%
Ivy European Opportunities Fund, Class I	10.28%
Cash and Cash Equivalents	0.11%

ILLUSTRATION OF FUND EXPENSES
Ivy Managed Funds

(UNAUDITED)

Ivy Managed European/Pacific Fund
For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,520.40	0.78%	$4.91
Class B	$1,000	$1,518.50	1.81%	$11.46
Class C	$1,000	$1,519.50	1.53%	$9.70
Class E**	$1,000	$1,521.40	0.52%	$3.28
Class I	$1,000	$1,522.40	0.27%	$1.77
Class Y	$1,000	$1,521.40	0.67%	$4.29
Based on 5% Return(2)
Class A	$1,000	$1,021.15	0.78%	$3.94
Class B	$1,000	$1,016.01	1.81%	$9.17
Class C	$1,000	$1,017.39	1.53%	$7.77
Class E**	$1,000	$1,022.44	0.52%	$2.63
Class I	$1,000	$1,023.70	0.27%	$1.42
Class Y	$1,000	$1,021.70	0.67%	$3.44

Ivy Managed International Opportunities Fund
For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,448.40	0.62%	$3.80
Class B	$1,000	$1,445.40	1.56%	$9.54
Class C	$1,000	$1,447.20	1.40%	$8.57
Class E**	$1,000	$1,450.20	0.44%	$2.70
Class I	$1,000	$1,451.20	0.18%	$1.10
Class Y	$1,000	$1,449.20	0.61%	$3.80
Based on 5% Return(2)
Class A	$1,000	$1,021.96	0.62%	$3.13
Class B	$1,000	$1,017.25	1.56%	$7.87
Class C	$1,000	$1,018.04	1.40%	$7.06
Class E**	$1,000	$1,022.87	0.44%	$2.23
Class I	$1,000	$1,024.15	0.18%	$0.91
Class Y	$1,000	$1,021.99	0.61%	$3.13

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Managed Funds (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

Ivy Managed European/Pacific Fund
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	660	$14,437
Ivy Pacific Opportunities Fund, Class I	3,781	53,916

TOTAL AFFILIATED MUTUAL FUNDS - 99.89%		$68,353

(Cost: $65,104)

SHORT-TERM SECURITIES - 0.04%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$30	$30
(Cost: $30)

TOTAL INVESTMENT SECURITIES - 99.93%		$68,383

(Cost: $65,134)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.07%		43

NET ASSETS - 100.00%		$68,426

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$70,843
Gross unrealized appreciation	756
Gross unrealized depreciation	(3,216)
Net unrealized depreciation	$(2,460)

Ivy Managed International Opportunities Fund
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	659	$14,406
Ivy International Balanced Fund, Class I	2,656	35,164
Ivy International Core Equity Fund, Class I	2,460	35,626
Ivy International Growth Fund, Class I	1,002	27,947
Ivy Pacific Opportunities Fund, Class I	1,887	26,904

TOTAL AFFILIATED MUTUAL FUNDS - 99.89%		$140,047

(Cost: $148,020)

SHORT-TERM SECURITIES - 0.20%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$277	$277
(Cost: $277)

TOTAL INVESTMENT SECURITIES - 100.09%		$140,324

(Cost: $148,297)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.09%)		(125)

NET ASSETS - 100.00%		$140,199

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$155,638
Gross unrealized appreciation	699
Gross unrealized depreciation	(16,013)
Net unrealized depreciation	$(15,314)

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Cundill Global Value Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	96.39%
Financials	29.59%
Consumer Discretionary	19.55%
Information Technology	13.26%
Consumer Staples	12.89%
Telecommunication Services	7.25%
Industrials	5.09%
Materials	4.48%
Health Care	4.28%
Cash and Cash Equivalents	3.61%

Lipper Rankings
Category: Lipper Global Small-/Mid-Cap Funds	Rank	Percentile
1 Year	49/73	67
3 Year	37/57	64
5 Year	43/54	79

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
North America	42.81%
United States	37.48%
Canada	5.33%
Pacific Basin	28.47%
Japan	14.31%
South Korea	8.01%
Hong Kong	4.06%
Other Pacific Basin(1)	2.09%
Europe	25.11%
Italy	15.23%
Germany	8.69%
Other Europe(2)	1.19%
Cash and Cash Equivalents	3.61%

(1)Includes 2.09% Thailand.

(2)Includes 1.19% Spain.

Top 10 Equity Holdings
Company	Country	Sector	Industry
Fairfax Financial Holdings Limited	Canada	Financials	Multi-Line Insurance
Liberty Media Corporation, Series A Liberty Entertainment	United States	Consumer Discretionary	Cable & Satellite
Munchener Ruckversicherungs- Gesellschaft Aktiengesellschaft, Registered Shares	Germany	Financials	Insurance Brokers
FedEx Corporation	United States	Industrials	Air Freight & Logistics
Microsoft Corporation	United States	Information Technology	Systems Software
Mediaset S.p.A.	Italy	Consumer Discretionary	Broadcasting
Viacom Inc., Class B	United States	Consumer Discretionary	Movies & Entertainment
Dell Inc.	United States	Information Technology	Computer Hardware
Samsung Electronics Co., Ltd.	South Korea	Information Technology	Semiconductors
Pfizer Inc.	United States	Health Care	Pharmaceuticals

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Cundill Global Value Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,370.80	1.89%	$11.26
Class B	$1,000	$1,363.40	2.91%	$17.25
Class C	$1,000	$1,366.30	2.51%	$14.91
Class E	$1,000	$1,373.10	1.59%	$9.49
Class I	$1,000	$1,375.00	1.33%	$7.96
Class Y	$1,000	$1,376.50	1.21%	$7.13
Advisor Class**	$1,000	$1,376.20	1.20%	$7.13
Based on 5% Return(2)
Class A	$1,000	$1,015.57	1.89%	$9.57
Class B	$1,000	$1,010.46	2.91%	$14.68
Class C	$1,000	$1,012.47	2.51%	$12.68
Class E	$1,000	$1,017.11	1.59%	$8.07
Class I	$1,000	$1,018.41	1.33%	$6.76
Class Y	$1,000	$1,019.02	1.21%	$6.06
Advisor Class**	$1,000	$1,019.04	1.20%	$6.06

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada - 5.33%
Fairfax Financial Holdings Limited (A)	49	$18,203

Germany - 8.69%
Deutsche Telekom AG, Registered Shares (A)	887	12,138
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	109	17,513
		29,651
Hong Kong - 4.06%
First Pacific Company Limited (A)	20,691	13,856

Italy - 15.23%
EXOR S.p.A. (A)	740	13,699
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	273	8,628
Mediaset S.p.A. (A)	2,189	15,314
Parmalat SpA (A)	5,178	14,312
		51,953
Japan - 14.31%
Daiwa Securities Group Inc. (A)	597	3,079
FamilyMart Co., Ltd.	323	10,399
Kirin Brewery Company, Limited (A)	792	12,141
NIPPONKOA Insurance Company, Limited (A)	799	5,002
Sega Sammy Holdings Inc. (A)	963	12,526
Sekisui House, Ltd. (A)	630	5,685
		48,832
South Korea - 3.69%
SK Telecom Co., Ltd. (A)	67	10,308
SK Telecom Co., Ltd., ADR	131	2,284
		12,592
Spain - 1.19%
Corporacion Financiera Alba, S.A. (A)	71	4,075

Thailand - 2.09%
Thai Beverage Public Company Limited (A)	40,262	7,145

United States - 37.48%
Dell Inc. (B)	983	14,994
FedEx Corporation	231	17,346
Liberty Media Corporation, Series A Liberty Entertainment (B)	573	17,836
Louisiana-Pacific Corporation (B)	1,000	6,670
Microsoft Corporation	599	15,498
Montpelier Re Holdings Ltd.	695	11,339
Pfizer Inc.	882	14,595
U.S. Bancorp	653	14,277
Viacom Inc., Class B (B)	546	15,299
		127,854

TOTAL COMMON STOCKS - 92.07%		$314,161

(Cost: $288,541)

PREFERRED STOCKS - 4.32%

South Korea
Samsung Electronics Co., Ltd. (A)	35	$14,748
(Cost: $15,019)

SHORT-TERM SECURITIES - 2.47%	Principal

Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-09 to be repurchased at $8,423,
0.010%, 10-1-09 (C)	$8,423	$8,423
(Cost: $8,423)

TOTAL INVESTMENT SECURITIES - 98.86%		$337,332

(Cost: $311,983)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.14%		3,873

NET ASSETS - 100.00%		$341,205

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Scotia Capital Inc. (USA)	7,473	10-23-09	$--	$1,033
Sell	Euro	Scotia Capital Inc. (USA)	24,578	12-11-09	132	--
Sell	Euro	State Street Global Markets	18,533	12-18-09	96	--
Sell	Japanese Yen	Toronto-Dominion Bank (The)	4,187,999	10-23-09	--	4,517
Sell	Singapore Dollar	Scotia Capital Inc. (USA)	9,028	10-23-09	--	353
Sell	South Korean Won	Toronto-Dominion Bank (The)	15,477,423	11-20-09	--	390
Sell	South Korean Won	Royal Bank of Canada	11,854,077	12- 4-09	--	387
					$228	$6,680
(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Collateralized by $5,987 United States Treasury Bond, 7.500% due 11-15-24; market value and accrued interest aggregate $8,607.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Financials	29.59%
Consumer Discretionary	19.55%
Information Technology	13.26%
Consumer Staples	12.89%
Telecommunication Services	7.25%
Industrials	5.09%
Materials	4.48%
Health Care	4.28%
Other+	3.61%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$312,022
Gross unrealized appreciation	58,890
Gross unrealized depreciation	(33,580)
Net unrealized appreciation	$25,310

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy European Opportunities Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	96.19%
Financials	21.95%
Health Care	12.24%
Materials	12.21%
Consumer Staples	11.06%
Energy	10.05%
Industrials	8.25%
Telecommunication Services	8.12%
Consumer Discretionary	7.88%
Information Technology	3.59%
Utilities	0.84%
Rights	0.05%
Cash and Cash Equivalents	3.76%

Lipper Rankings
Category: Lipper European Region Funds	Rank	Percentile
1 Year	88/106	83
3 Year	75/95	79
5 Year	68/87	78
10 Year	6/51	12

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Europe	94.80%
United Kingdom	25.84%
Switzerland	15.70%
Germany	14.11%
France	11.05%
Ireland	7.04%
Netherlands	4.59%
Spain	3.63%
Other Europe(1)	12.84%
Bahamas/Caribbean(2)	1.44%
Cash and Cash Equivalents	3.76%

(1)Includes 0.68% Cyprus, 2.87% Greece, 2.83% Italy, 3.13% Luxembourg, 2.82% Norway and 0.51% Portugal.

(2)Includes 1.44% Cayman Islands.
Top 10 Equity Holdings
Company	Country	Sector	Industry
Vodafone Group Plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
CRH plc	Ireland	Materials	Construction Materials
HSBC Holdings plc	United Kingdom	Financials	Diversified Banks
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Imperial Tobacco Group PLC	United Kingdom	Consumer Staples	Tobacco
StatoilHydro ASA	Norway	Energy	Integrated Oil & Gas
Bayer Aktiengesellschaft	Germany	Materials	Diversified Chemicals
Roche Holdings AG, Genussschein	Switzerland	Health Care	Pharmaceuticals
tesco plc	United Kingdom	Consumer Staples	Food Retail
Zurich Financial Services, Registered Shares	Switzerland	Financials	Multi-Line Insurance

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy European Opportunities Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,441.60	2.15%	$13.18
Class B	$1,000	$1,434.50	3.16%	$19.35
Class C	$1,000	$1,438.50	2.68%	$16.34
Class E**	$1,000	$1,447.60	1.43%	$8.81
Class I	$1,000	$1,448.60	1.28%	$7.84
Class Y	$1,000	$1,446.40	1.58%	$9.66
Advisor Class**	$1,000	$1,448.10	1.32%	$8.08
Based on 5% Return(2)
Class A	$1,000	$1,014.30	2.15%	$10.88
Class B	$1,000	$1,009.22	3.16%	$15.97
Class C	$1,000	$1,011.65	2.68%	$13.48
Class E**	$1,000	$1,017.88	1.43%	$7.26
Class I	$1,000	$1,018.63	1.28%	$6.46
Class Y	$1,000	$1,017.15	1.58%	$7.97
Advisor Class**	$1,000	$1,018.45	1.32%	$6.66

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Cayman Islands - 1.44%
Subsea 7 Inc. (A)(B)	272	$3,645

Cyprus - 0.68%
Prosafe Production (A)(B)	727	1,725

France - 11.00%
ALSTOM (B)	67	4,875
AXA S.A. (B)	53	1,424
BNP Paribas (B)	62	4,938
Sanofi-Aventis (B)	100	7,339
Societe Generale (B)	56	4,543
TOTAL S.A. (B)	80	4,754
		27,873
Germany - 13.42%
adidas AG (B)	50	2,658
Allianz Aktiengesellschaft, Registered Shares (B)	22	2,780
Bayer Aktiengesellschaft (B)	95	6,579
DaimlerChrysler AG, Registered Shares (B)	25	1,267
Deutsche Boerse AG (B)	50	4,094
Deutsche Lufthansa Aktiengesellschaft (B)	130	2,312
E.ON AG (B)	50	2,128
GEA Group Aktiengesellschaft, Bochum (B)	90	1,889
HeidelbergCement AG (A)(B)(C)	23	1,513
SAP Aktiengesellschaft (B)	39	1,924
Siemens AG (B)	32	2,944
Wacker Chemie AG (B)	25	3,915
		34,003
Greece - 2.87%
Coca-Cola Hellenic Bottling Company S.A. (B)	111	2,958
National Bank of Greece S.A. (B)	120	4,303
		7,261
Ireland - 7.04%
CRH plc (B)	322	8,915
Grafton Group plc, Units (A)(B)	873	4,956
Paddy Power plc (B)	130	3,957
		17,828
Italy - 2.83%
Banca Intesa S.p.A. (B)	600	2,654
Saipem S.p.A. (B)	150	4,517
		7,171
Luxembourg - 3.13%
ARCELORMITTAL (B)	99	3,713
SES GLOBAL S.A., Fiduciary Deposit Receipts (B)	186	4,212
		7,925
Netherlands - 4.59%
AEGON N.V. (B)	250	2,122
ASML Holding N.V., Ordinary Shares (B)	164	4,834
Koninklijke KPN N.V. (B)	282	4,684
		11,640
Norway - 2.82%
StatoilHydro ASA (B)	318	7,144

Portugal - 0.51%
Galp Energia, SGPS, S.A., Class B (A)(B)	75	1,297

Spain - 3.63%
Industria de Diseno Textil, S.A. (B)	70	3,998
Telefonica, S.A. (B)	188	5,190
		9,188
Switzerland - 15.70%
ABB Ltd (B)	60	1,204
ARYZTA AG (A)(B)	76	3,060
Lonza Group Ltd, Registered Shares (B)	15	1,636
Nestle S.A., Registered Shares (B)	120	5,114
Novartis AG, Registered Shares (B)	113	5,674
Roche Holdings AG, Genussschein (B)	40	6,465
Sonova Holding AG (B)	15	1,518
Synthes, Inc. (B)	23	2,711
TEMENOS Group AG (A)(B)	100	2,345
UBS AG (A)(B)(D)	49	888
UBS AG (B)	175	3,203
Zurich Financial Services, Registered Shares (B)	25	5,947
		39,765
United Kingdom - 25.84%
Ashtead Group plc (B)	1,967	2,703
Aurora Russia Limited (A)(B)	1,557	1,045
Barclays PLC (A)(B)	400	2,365
BP p.l.c. (B)	269	2,377
British Sky Broadcasting Group plc (B)	424	3,872
GlaxoSmithKline plc (B)	200	3,930
HSBC Holdings plc (B)	700	8,011
Imperial Tobacco Group PLC (B)	249	7,187
Lloyds Banking Group Plc (B)	2,092	3,468
MAXjet Airways, Inc. (A)(B)(C)	1,129	––	*
MAXjet Airways, Inc. (A)(B)	150	––	*
Prudential plc (B)	400	3,845
Reckitt Benckiser Group plc (B)	70	3,421
Rio Tinto plc (B)	50	2,132
tesco plc (B)	981	6,263
Vodafone Group Plc (B)	4,775	10,700
Xstrata plc (B)	282	4,153
		65,472

TOTAL COMMON STOCKS - 95.50%		$241,937

(Cost: $217,231)

PREFERRED STOCKS - 0.69%

Germany
Fresenius AG (B)	30	$1,749
(Cost: $1,423)

RIGHTS - 0.05%

France
BNP Paribas, Rights (A)(B)	62	$134
(Cost: $160)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.96%
Johnson & Johnson,
0.020%, 10-1-09	$4,965	4,965

Master Note - 1.60%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	4,060	4,060

TOTAL SHORT-TERM SECURITIES - 3.56%		$9,025

(Cost: $9,025)

TOTAL INVESTMENT SECURITIES - 99.80%		$252,845

(Cost: $227,839)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%		502

NET ASSETS - 100.00%		$253,347

Notes to Schedule of Investments

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be illiquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $1,513 or 0.60% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $888 or 0.35% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

Market Sector Diversification
(as a % of net assets)
Financials	22.00%
Health Care	12.24%
Materials	12.21%
Consumer Staples	11.06%
Energy	10.05%
Industrials	8.25%
Telecommunication Services	8.12%
Consumer Discretionary	7.88%
Information Technology	3.59%
Utilities	0.84%
Other+	3.76%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$235,614
Gross unrealized appreciation	33,280
Gross unrealized depreciation	(16,049)
Net unrealized appreciation	$17,231

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy International Balanced Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	67.42%
Industrials	10.98%
Financials	10.85%
Information Technology	9.07%
Consumer Staples	7.65%
Energy	7.05%
Telecommunication Services	6.09%
Consumer Discretionary	6.06%
Materials	3.90%
Health Care	3.84%
Utilities	1.93%
Bonds	30.33%
Other Government Securities	18.34%
Corporate Debt Securities	11.99%
Cash and Cash Equivalents	2.25%

Lipper Rankings
Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	63/665	10
3 Year	65/541	12
5 Year	13/442	3
10 Year	4/243	2

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Europe	58.28%
France	16.59%
United Kingdom	14.73%
Germany	8.48%
Netherlands	4.64%
Switzerland	4.00%
Other Europe(1)	9.84%
Pacific Basin	35.46%
Japan	10.34%
Australia	9.31%
Other Pacific Basin(2)	15.81%
North America(3)	2.40%
South America(4)	1.61%
Cash and Cash Equivalents	2.25%

(1)Includes 2.15% Denmark, 1.11% Finland, 1.84% Italy, 1.29% Luxembourg, 0.46% Poland and 2.99% Sweden.

(2)Includes 2.97% China, 1.98% Hong Kong, 2.46% Malaysia, 1.17% New Zealand, 2.04% Singapore, 2.78% South Korea and 2.41% Taiwan.

 (3)Includes 2.40% Canada.

(4) Includes 1.61% Brazil.

Bond Portfolio Characteristics
Average maturity	4.2 years
Effective duration	3.5 years
Weighted average bond rating	A+

Top 10 Equity Holdings
Company	Country	Sector	Industry
Unilever PLC	United Kingdom	Consumer Staples	Packaged Foods & Meats
Vivendi Universal	France	Consumer Discretionary	Movies & Entertainment
Roche Holdings AG, Genussschein	Switzerland	Health Care	Pharmaceuticals
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Sanofi-Aventis	France	Health Care	Pharmaceuticals
TOTAL S.A.	France	Energy	Integrated Oil & Gas
BP p.l.c.	United Kingdom	Energy	Integrated Oil & Gas
Vodafone Group Plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
Henkel AG & Co. KGaA	Germany	Consumer Staples	Household Products
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy International Balanced Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,381.00	1.59%	$9.52
Class B	$1,000	$1,373.30	2.69%	$16.02
Class C	$1,000	$1,377.40	2.23%	$13.31
Class E	$1,000	$1,384.20	1.33%	$7.99
Class I	$1,000	$1,386.40	1.02%	$6.09
Class Y	$1,000	$1,382.90	1.30%	$7.74
Based on 5% Return(2)
Class A	$1,000	$1,017.08	1.59%	$8.07
Class B	$1,000	$1,011.58	2.69%	$13.58
Class C	$1,000	$1,013.87	2.23%	$11.28
Class E	$1,000	$1,018.41	1.33%	$6.76
Class I	$1,000	$1,019.98	1.02%	$5.15
Class Y	$1,000	$1,018.55	1.30%	$6.56

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy International Balanced Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 4.67%
Amcor Limited (A)	411	$1,986
Crown Limited (A)	342	2,696
Foster's Group Limited (A)	673	3,294
Telstra Corporation Limited (A)	1,205	3,478
Telstra Corporation Limited (A)(B)	80	231
		11,685
Canada - 2.40%
Canadian Natural Resources Limited (A)	30	2,040
Research In Motion Limited (C)	31	2,102
Shoppers Drug Mart Corporation (A)	46	1,871
		6,013
China - 2.97%
China Oilfield Services Limited (A)	1,994	1,860
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	4,016	3,027
Shanda Interactive Entertainment Limited, ADR (C)	50	2,543
		7,430
Denmark - 0.78%
Carlsberg Group (A)	27	1,941

Finland - 1.11%
Nokia OYJ (A)	189	2,775

France - 9.75%
ALSTOM (A)	48	3,467
AXA S.A. (A)	110	2,966
Sanofi-Aventis (A)(B)	19	1,400
Sanofi-Aventis (A)	54	3,981
Societe Generale (A)	29	2,362
Thales (A)	40	2,007
TOTAL S.A. (A)	66	3,948
Vivendi Universal (A)	137	4,234
		24,365
Germany - 5.81%
Bayer Aktiengesellschaft (A)	37	2,582
Deutsche Boerse AG (A)	30	2,445
Deutsche Lufthansa Aktiengesellschaft (A)	143	2,549
RWE Aktiengesellschaft (A)	25	2,359
SAP Aktiengesellschaft (A)	44	2,182
Symrise AG (A)	126	2,409
		14,526
Hong Kong - 1.98%
CNOOC Limited (A)	1,554	2,089
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	1,400	950
Renhe Commercial Holdings Company Limited (A)	2,558	515
Renhe Commercial Holdings Company Limited (A)(B)	6,984	1,406
		4,960
Italy - 1.84%
Fondiaria-SAI S.p.A. (A)	120	2,521
Tenaris S.A. (A)	117	2,084
		4,605
Japan - 10.34%
East Japan Railway Company (A)	37	2,648
Hitachi Construction Machinery Co., Ltd. (A)	125	2,690
JTEKT Corporation (A)	226	2,629
KONAMI CORPORATION (A)	127	2,585
Mitsubishi Electric Corporation (A)	413	3,129
Mitsui O.S.K. Lines, Ltd. (A)	285	1,689
Nintendo Co., Ltd. (A)	10	2,640
Nissin Kogyo Co., Ltd. (A)	220	3,205
NTT DoCoMo, Inc. (A)	2	2,503
Sumitomo Mitsui Financial Group, Inc. (A)	61	2,130
		25,848
Netherlands - 2.06%
Fugro N.V. (A)	32	1,843
Koninklijke KPN N.V. (A)	200	3,315
		5,158
Singapore - 2.04%
DBS Group Holdings Ltd (A)	332	3,126
Singapore Telecommunications Limited (A)	854	1,970
		5,096
Switzerland - 4.00%
Nestle S.A., Registered Shares (A)	93	3,984
Roche Holdings AG, Genussschein (A)	26	4,180
TEMENOS Group AG (A)(C)	78	1,825
		9,989
Taiwan - 2.41%
Lite-On Technology Corporation, GDR (A)	231	3,033
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,488	2,985
		6,018
United Kingdom - 13.79%
BAE Systems plc (A)	600	3,346
Barclays PLC (A)(C)	581	3,437
BP p.l.c. (A)	429	3,796
Home Retail Group plc (A)	443	1,925
Informa plc (A)	617	3,105
International Power plc (A)	536	2,477
Prudential plc (A)	331	3,181
Serco Group plc (A)	287	2,314
Unilever PLC (A)	153	4,337
Vodafone Group Plc (A)	1,679	3,761
Xstrata plc (A)	189	2,785
		34,464

TOTAL COMMON STOCKS - 65.95%		$164,873

(Cost: $148,637)

PREFERRED STOCKS - 1.47%

Germany
Henkel AG & Co. KGaA (A)	85	$3,681
(Cost: $2,302)

CORPORATE DEBT SECURITIES	Principal

Australia - 2.98%
Coles Myer Finance Limited,
6.000%, 7-25-12 (E)	AUD1,250	1,078
Fairfax Media Group Finance Pty Limited,
5.250%, 6-15-12 (E)	EUR2,000	2,835
Fosters Group Limited,
6.250%, 3-17-10 (E)	AUD2,000	1,776
Vodafone Group Plc,
6.750%, 1-10-13 (E)	2,000	1,757
		7,446
Brazil - 1.61%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (E)	BRL7,500	4,022

Denmark - 1.37%
Carlsberg Finans A/S,
7.000%, 2-26-13 (E)	GBP2,000	3,424

France - 2.49%
Vivendi,
7.750%, 1-23-14 (E)	EUR2,000	3,351
WPP Finance S.A.,
5.250%, 1-30-15 (E)	2,000	2,881
		6,232
Luxembourg - 1.29%
Wind Acquisition Finance S.A.:
9.750%, 12-1-15 (E)	1,500	2,370
11.750%, 7-15-17 (B)	$750	846
		3,216
Netherlands - 1.31%
Heineken N.V.,
7.125%, 4-7-14 (E)	EUR2,000	3,265

United Kingdom - 0.94%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	$2,000	2,361

TOTAL CORPORATE DEBT SECURITIES - 11.99%		$29,966

(Cost: $27,265)

OTHER GOVERNMENT SECURITIES

Australia - 1.66%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (E)	AUD4,600	4,138

France - 4.35%
French Treasury Bond (OAT),
4.250%, 10-25-17 (E)	EUR6,920	10,884

Germany - 1.20%
KfW, Frankfurt/Main, Federal Republic of Germany,
3.000%, 12-4-09 (E)	CHF3,100	3,005

Malaysia - 2.46%
Malaysian Government Bonds:
3.756%, 4-28-11 (E)	MYR8,550	2,524
3.461%, 7-31-13 (E)	12,435	3,614
		6,138
Netherlands - 1.27%
Netherlands Government Bonds,
4.500%, 7-15-17 (E)	EUR2,000	3,176

New Zealand - 1.17%
New Zealand Government Bonds,
6.000%, 11-15-11 (E)	NZD3,910	2,927

Poland - 0.46%
Poland Government Bonds,
6.250%, 10-24-15 (E)	PLN3,250	1,154

South Korea - 2.78%
Republic of Korea (The),
7.125%, 4-16-19	$2,890	3,391
South Korea Treasury Bonds,
5.250%, 9-10-12 (E)	KRW4,100,000	3,556
		6,947
Sweden - 2.99%
Kingdom of Sweden (The),
5.250%, 3-15-11 (E)	SEK47,170	7,193
Sweden Government Bonds,
4.000%, 12-1-09 (E)	1,970	284
		7,477

TOTAL OTHER GOVERNMENT SECURITIES - 18.34%		$45,846

(Cost: $44,051)

SHORT-TERM SECURITIES

Commercial Paper - 2.72%
Clorox Co.,
0.220%, 10-13-09	$2,000	2,000
Coca-Cola Company (The),
0.140%, 11-9-09	3,000	2,999
Sara Lee Corporation,
0.100%, 10-1-09	1,810	1,810
		6,809
Master Note - 0.47%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (F)	1,174	1,174

TOTAL SHORT-TERM SECURITIES - 3.19%		$7,983

(Cost: $7,983)

TOTAL INVESTMENT SECURITIES - 100.94%		$252,349

(Cost: $230,238)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.94%)		(2,356)

NET ASSETS - 100.00%		$249,993

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Euro	UBS Securities LLC	940	11-16-09	$155	$ --

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $6,910 or 2.76% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be illiquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $950 or 0.38% of net assets.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CHF - Swiss Franc, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona).

(F)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Other Government Securities	18.34%
Industrials	12.56%
Consumer Staples	11.94%
Financials	10.85%
Consumer Discretionary	9.25%
Information Technology	9.07%
Telecommunication Services	8.08%
Energy	7.05%
Materials	4.84%
Health Care	3.84%
Utilities	1.93%
Other+	2.25%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$230,238
Gross unrealized appreciation	27,561
Gross unrealized depreciation	(5,450)
Net unrealized appreciation	$22,111

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy International Core Equity Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	96.03%
Industrials	16.26%
Financials	15.81%
Information Technology	12.00%
Energy	11.77%
Consumer Staples	10.06%
Telecommunication Services	8.37%
Consumer Discretionary	8.12%
Health Care	5.67%
Materials	5.51%
Utilities	2.46%
Cash and Cash Equivalents	3.97%

Lipper Rankings
Category: Lipper International Large-Cap Core	Rank	Percentile
1 Year	4/364	2
3 Year	2/303	1
5 Year	2/263	1
10 Year	11/142	8

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Europe	56.70%
United Kingdom	18.19%
France	15.30%
Germany	9.68%
Switzerland	5.19%
Other Europe(1)	8.34%
Pacific Basin	35.88%
Japan	13.70%
Australia	8.21%
Hong Kong	4.43%
China	3.98%
Other Pacific Basin(2)	5.56%
North America(3)	3.45%
Cash and Cash Equivalents	3.97%

(1)Includes 1.15% Denmark, 1.55% Finland, 2.79% Italy and 2.85% Netherlands.

(2)Includes 1.41% India, 2.53% Singapore and 1.62% Taiwan.

(3)Includes 3.45% Canada.
Top 10 Equity Holdings
Company	Country	Sector	Industry
Sanofi-Aventis	France	Health Care	Pharmaceuticals
TOTAL S.A.	France	Energy	Integrated Oil & Gas
Vivendi Universal	France	Consumer Discretionary	Movies & Entertainment
BP p.l.c.	United Kingdom	Energy	Integrated Oil & Gas
Vodafone Group Plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Unilever PLC	United Kingdom	Consumer Staples	Packaged Foods & Meats
Roche Holdings AG, Genussschein	Switzerland	Health Care	Pharmaceuticals
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
Foster's Group Limited	Australia	Consumer Staples	Brewers

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy International Core Equity Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,506.30	1.70%	$10.65
Class B	$1,000	$1,499.40	2.72%	$17.00
Class C	$1,000	$1,502.30	2.30%	$14.39
Class E	$1,000	$1,506.80	1.52%	$9.53
Class I	$1,000	$1,511.50	1.13%	$7.16
Class Y	$1,000	$1,509.90	1.38%	$8.66
Based on 5% Return(2)
Class A	$1,000	$1,016.53	1.70%	$8.57
Class B	$1,000	$1,011.46	2.72%	$13.68
Class C	$1,000	$1,013.55	2.30%	$11.58
Class E	$1,000	$1,017.43	1.52%	$7.67
Class I	$1,000	$1,019.39	1.13%	$5.76
Class Y	$1,000	$1,018.14	1.38%	$6.96

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia - 8.21%
Amcor Limited (A)	1,115		$5,388
Crown Limited (A)	1,101		8,674
Foster's Group Limited (A)	1,981		9,698
Telstra Corporation Limited (A)(B)	146		421
Telstra Corporation Limited (A)	3,454		9,965
Toll Holdings Limited (A)	918		6,911
			41,057
Canada - 3.45%
Canadian Natural Resources Limited (A)	83		5,618
Research In Motion Limited (C)	83		5,620
Shoppers Drug Mart Corporation (A)	147		6,048
			17,286
China - 3.98%
China Oilfield Services Limited (A)	5,826		5,435
Industrial and Commercial Bank of China (Asia) Limited (A)	2,730		2,057
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	7,027		5,296
Shanda Interactive Entertainment Limited, ADR (C)	138		7,090
			19,878
Denmark - 1.15%
Carlsberg Group (A)	79		5,740

Finland - 1.55%
Nokia OYJ (A)	526		7,732

France - 15.30%
ALSTOM (A)	127		9,292
AXA S.A. (A)	280		7,579
Sanofi-Aventis (A)	248		18,185
Societe Generale (A)	82		6,625
Technip-Coflexip (A)	109		6,947
Thales (A)	110		5,471
TOTAL S.A. (A)	190		11,265
Vivendi Universal (A)	360		11,154
			76,518
Germany - 8.00%
Bayer Aktiengesellschaft (A)	98		6,856
Deutsche Boerse AG (A)	87		7,179
Deutsche Lufthansa Aktiengesellschaft (A)	431		7,664
RWE Aktiengesellschaft (A)	63		5,882
SAP Aktiengesellschaft (A)	123		6,057
Symrise AG (A)	334		6,378
			40,016
Hong Kong - 4.43%
Cheung Kong (Holdings) Limited (A)	611		7,753
CNOOC Limited (A)	4,853		6,525
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	4,050		2,749
Renhe Commercial Holdings Company Limited (A)	9,718		1,956
Renhe Commercial Holdings Company Limited (A)(B)	15,738		3,168
			22,151
India - 1.41%
Tata Consultancy Services Limited (A)	547		7,058

Italy - 2.79%
Fondiaria-SAI S.p.A. (A)	334		7,029
Tenaris S.A. (A)	388		6,910
			13,939
Japan - 13.70%
East Japan Railway Company (A)	99		7,089
Hitachi Construction Machinery Co., Ltd. (A)	320		6,874
JTEKT Corporation (A)	529		6,167
KONAMI CORPORATION (A)	339		6,917
Mitsubishi Electric Corporation (A)	1,090		8,257
Mitsui O.S.K. Lines, Ltd. (A)	922		5,464
Nintendo Co., Ltd. (A)	23		5,816
Nissin Kogyo Co., Ltd. (A)	610		8,895
NTT DoCoMo, Inc. (A)	4		6,705
Sumitomo Mitsui Financial Group, Inc. (A)	181		6,301
			68,485
Netherlands - 2.85%
Fugro N.V. (A)	95		5,494
Koninklijke KPN N.V. (A)	527		8,748
			14,242
Singapore - 2.53%
DBS Group Holdings Ltd (A)	749		7,061
Singapore Telecommunications Limited (A)	2,413		5,567
			12,628
Switzerland - 5.19%
Nestle S.A., Registered Shares (A)	241		10,278
Roche Holdings AG, Genussschein (A)	63		10,141
Swiss Reinsurance Company, Registered Shares (A)	––	*	––	*
TEMENOS Group AG (A)(C)	236		5,531
			25,950
Taiwan - 1.62%
Taiwan Semiconductor Manufacturing Company Ltd., ADR	738		8,091

United Kingdom - 18.19%
BAE Systems plc (A)	1,644		9,178
Barclays PLC (A)(C)	1,544		9,127
BP p.l.c. (A)	1,204		10,640
Home Retail Group plc (A)	1,289		5,601
Informa plc (A)	1,256		6,323
International Power plc (A)	1,390		6,421
Prudential plc (A)	814		7,829
Serco Group plc (A)	740		5,972
Tanfield Group PLC (A)(C)	447		355
Unilever PLC (A)	358		10,166
Vodafone Group Plc (A)	4,672		10,469
Xstrata plc (A)	605		8,918
			90,999

TOTAL COMMON STOCKS - 94.35%			$471,770

(Cost: $425,487)

PREFERRED STOCKS - 1.68%

Germany
Henkel AG & Co. KGaA (A)	195	$8,375
(Cost: $6,964)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.35%
Clorox Co.,
0.250%, 10-27-09	$9,023	9,022
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.320%, 10-22-09	4,000	3,999
Sara Lee Corporation,
0.100%, 10-1-09	3,726	3,726
		16,747
Master Note - 0.40%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	2,016	2,016

TOTAL SHORT-TERM SECURITIES - 3.75%		$18,763

(Cost: $18,763)

TOTAL INVESTMENT SECURITIES - 99.78%		$498,908

(Cost: $451,214)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		1,076

NET ASSETS - 100.00%		$499,984

Notes to Schedule of Investments

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $8,885 or 1.78% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $2,749 or 0.55% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Industrials	16.26%
Financials	15.81%
Information Technology	12.00%
Energy	11.77%
Consumer Staples	10.06%
Telecommunication Services	8.37%
Consumer Discretionary	8.12%
Health Care	5.67%
Materials	5.51%
Utilities	2.46%
Other+	3.97%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$460,514
Gross unrealized appreciation	55,068
Gross unrealized depreciation	(16,674)
Net unrealized appreciation	$38,394

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy International Growth Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	95.84%
Industrials	16.55%
Consumer Staples	15.77%
Financials	15.27%
Information Technology	12.27%
Energy	8.54%
Materials	7.15%
Telecommunication Services	6.98%
Consumer Discretionary	5.57%
Health Care	4.95%
Utilities	2.79%
Cash and Cash Equivalents	4.16%

Lipper Rankings
Category: Lipper International Large-Cap Growth	Rank	Percentile
1 Year	87/160	55
3 Year	44/127	35
5 Year	35/89	39
10 Year	42/52	80

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Europe	63.49%
United Kingdom	24.48%
France	8.72%
Switzerland	8.66%
Germany	7.17%
Italy	6.15%
Netherlands	4.12%
Other Europe(1)	4.19%
Pacific Basin	25.11%
Japan	10.55%
China	7.32%
Australia	4.03%
Other Pacific Basin(2)	3.21%
North America(3)	4.71%
South America(4)	2.53%
Cash and Cash Equivalents	4.16%

(1)Includes 1.78% Belgium, 0.97% Denmark and 1.44% Spain.

(2)Includes 3.21% Hong Kong.

 (3)Includes 3.41% Canada and 1.30% United States.

 (4)Includes 2.53% Brazil.

Top 10 Equity Holdings
Company	Country	Sector	Industry
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
VINCI	France	Industrials	Construction & Engineering
British American Tobacco p.l.c.	United Kingdom	Consumer Staples	Tobacco
Roche Holdings AG, Genussschein	Switzerland	Health Care	Pharmaceuticals
Barclays PLC	United Kingdom	Financials	Diversified Banks
Reckitt Benckiser Group plc	United Kingdom	Consumer Staples	Household Products
Vodafone Group Plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
Brambles Limited	Australia	Industrials	Diversified Support Services
Prudential plc	United Kingdom	Financials	Life & Health Insurance
Eni S.p.A.	Italy	Energy	Integrated Oil & Gas

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy International Growth Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,392.30	1.70%	$10.17
Class B	$1,000	$1,383.70	2.83%	$16.92
Class C	$1,000	$1,384.60	2.76%	$16.45
Class E**	$1,000	$1,393.90	1.42%	$8.50
Class I	$1,000	$1,395.40	1.23%	$7.43
Class Y	$1,000	$1,394.30	1.42%	$8.50
Based on 5% Return(2)
Class A	$1,000	$1,016.56	1.70%	$8.57
Class B	$1,000	$1,010.87	2.83%	$14.28
Class C	$1,000	$1,011.25	2.76%	$13.88
Class E**	$1,000	$1,017.97	1.42%	$7.16
Class I	$1,000	$1,018.90	1.23%	$6.26
Class Y	$1,000	$1,017.97	1.42%	$7.16

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy International Growth Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 4.03%
Brambles Limited (A)	587	$4,185
Telstra Corporation Limited (A)	1,003	2,894
Telstra Corporation Limited (A)(B)	113	326
		7,405
Belgium - 1.78%
InBev NV (A)	72	3,272

Brazil - 2.53%
Cia Brasileira de Meios de Pagamento (A)(B)	122	1,213
Petroleo Brasileiro S.A. - Petrobras, ADR	75	3,435
		4,648
Canada - 3.41%
Research In Motion Limited (C)	42	2,813
Shoppers Drug Mart Corporation (A)(B)	34	1,401
Shoppers Drug Mart Corporation (A)	50	2,052
		6,266
China - 7.32%
China Construction Bank Corporation (A)(B)	2,006	1,602
China Life Insurance Company Limited, ADR	46	3,004
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)	1,015	591
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)	1,590	925
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,334	2,512
Shanda Interactive Entertainment Limited, ADR (C)	31	1,601
Tencent Holdings Limited (A)	197	3,203
		13,438
Denmark - 0.97%
Carlsberg Group (A)	25	1,787

France - 8.72%
ALSTOM (A)	26	1,916
Compagnie Generale des Etablissements Michelin, Class B (A)	23	1,767
Pinault-Printemps-Redoute SA (A)	26	3,311
Technip-Coflexip (A)	44	2,831
VINCI (A)	109	6,192
		16,017
Germany - 4.69%
Bayer Aktiengesellschaft (A)	35	2,460
Deutsche Boerse AG (A)	17	1,373
SAP Aktiengesellschaft (A)	52	2,556
Vossloh AG (A)	20	2,233
		8,622
Hong Kong - 3.21%
Cheung Kong (Holdings) Limited (A)	162	2,056
Esprit Holdings Limited (A)	228	1,532
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	1,533	1,040
Renhe Commercial Holdings Company Limited (A)(B)	6,302	1,269
		5,897
Italy - 6.15%
Banca Intesa S.p.A. (A)	425	1,878
Eni S.p.A. (A)	149	3,733
Saipem S.p.A. (A)	91	2,727
Tenaris S.A. (A)	166	2,958
		11,296
Japan - 10.55%
Canon Inc. (A)	33	1,334
East Japan Railway Company (A)	33	2,339
KONAMI CORPORATION (A)	127	2,595
Mitsubishi Electric Corporation (A)	404	3,060
Nissin Kogyo Co., Ltd. (A)	75	1,088
Shin-Etsu Chemical Co., Ltd. (A)	51	3,117
Sumitomo Mitsui Financial Group, Inc. (A)	79	2,741
Tokyo Electron Limited (A)	48	3,077
		19,351
Netherlands - 4.12%
ASML Holding N.V., Ordinary Shares (A)	30	887
Heineken N.V. (A)	66	3,054
Koninklijke KPN N.V. (A)	160	2,656
QIAGEN N.V. (A)(C)	46	975
		7,572
Spain - 1.44%
Telefonica, S.A. (A)	96	2,651

Switzerland - 8.66%
Nestle S.A., Registered Shares (A)	146	6,222
Roche Holdings AG, Genussschein (A)	28	4,603
TEMENOS Group AG (A)(C)	130	3,056
UBS AG (A)(B)(C)	18	326
UBS AG (A)	93	1,695
		15,902
United Kingdom - 24.48%
BAE Systems plc (A)	512	2,860
Barclays PLC (A)(C)	775	4,583
British American Tobacco p.l.c. (A)	179	5,626
Capita Group Plc (The) (A)	158	1,825
IG Group Holdings plc (A)(B)	272	1,448
Informa plc (A)	507	2,551
International Power plc (A)	572	2,640
National Grid plc (A)	256	2,473
Prudential plc (A)	393	3,774
Reckitt Benckiser Group plc (A)	93	4,540
Rio Tinto plc (A)	36	1,547
Serco Group plc (A)	395	3,187
Vodafone Group Plc (A)	1,922	4,306
Xstrata plc (A)	243	3,588
		44,948
United States - 1.30%
Monsanto Company	31	2,392

TOTAL COMMON STOCKS - 93.36%		$171,464

(Cost: $151,648)

PREFERRED STOCKS - 2.48%

Germany
Fresenius AG (A)	60	3,499
Henkel AG & Co. KGaA (A)	25	1,055
(Cost: $4,157)		$4,554

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.49%
Johnson & Johnson,
0.020%, 10-1-09	$4,583	4,583

Master Note - 0.82%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	1,505	1,505

TOTAL SHORT-TERM SECURITIES - 3.31%		$6,088

(Cost: $6,088)

TOTAL INVESTMENT SECURITIES - 99.15%		$182,106

(Cost: $161,893)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.85%		1,552

NET ASSETS - 100.00%		$183,658

Notes to Schedule of Investments

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $11,022 or 6.00% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $1,040 or 0.57% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Industrials	16.55%
Consumer Staples	15.77%
Financials	15.27%
Information Technology	12.27%
Energy	8.54%
Materials	7.15%
Telecommunication Services	6.98%
Consumer Discretionary	5.57%
Health Care	4.95%
Utilities	2.79%
Other+	4.16%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$162,214
Gross unrealized appreciation	30,311
Gross unrealized depreciation	(10,419)
Net unrealized appreciation	$19,892

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Pacific Opportunities Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	98.90%
Financials	36.25%
Industrials	20.07%
Information Technology	14.91%
Materials	5.44%
Utilities	5.17%
Consumer Staples	4.30%
Energy	4.29%
Consumer Discretionary	3.45%
Telecommunication Services	3.37%
Health Care	1.65%
Cash and Cash Equivalents	1.10%

Lipper Rankings
Category: Lipper Pacific Ex Japan Funds	Rank	Percentile
1 Year	10/49	20
3 Year	13/39	33
5 Year	9/37	24
10 Year	13/30	42

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Pacific Basin	92.74%
China	28.64%
South Korea	16.05%
Taiwan	14.67%
Hong Kong	12.56%
India	10.33%
Singapore	5.00%
Other Pacific Basin(1)	5.49%
Europe	3.51%
United Kingdom	3.51%
Bahamas/Caribbean(2)	1.63%
North America(3)	1.02%
Cash and Cash Equivalents	1.10%

(1)Includes 2.00% Indonesia, 2.32% Malaysia, 0.83% Thailand and 0.34% Vietnam.

(2)Includes 1.63% Cayman Islands.

(3)Includes 1.02% United States.

Top 10 Equity Holdings
Company	Country	Sector	Industry
Industrial and Commercial Bank of China Limited, H Shares	China	Financials	Diversified Banks
Metallurgical Corporation of China Ltd., H Shares	Hong Kong	Industrials	Construction & Engineering
China Life Insurance Company Limited, H Shares	China	Financials	Life & Health Insurance
KB Financial Group Inc.	South Korea	Financials	Diversified Banks
Axis Bank Limited	India	Financials	Diversified Banks
Samsung Electronics Co., Ltd.	South Korea	Information Technology	Semiconductors
Hon Hai Precision Ind. Co., Ltd.	Taiwan	Information Technology	Electronic Manufacturing Services
Acer Incorporated	Taiwan	Information Technology	Computer Hardware
HSBC Holdings plc	United Kingdom	Financials	Diversified Banks
Taiwan Cement Corporation	Taiwan	Materials	Construction Materials

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Pacific Opportunities Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,579.00	1.92%	$12.38
Class B	$1,000	$1,569.60	3.06%	$19.66
Class C	$1,000	$1,574.30	2.65%	$17.12
Class E**	$1,000	$1,584.30	1.44%	$9.30
Class I	$1,000	$1,584.40	1.30%	$8.40
Class Y	$1,000	$1,581.30	1.58%	$10.20
Advisor Class**	$1,000	$1,584.50	1.27%	$8.14
Based on 5% Return(2)
Class A	$1,000	$1,015.46	1.92%	$9.67
Class B	$1,000	$1,009.73	3.06%	$15.37
Class C	$1,000	$1,011.78	2.65%	$13.38
Class E**	$1,000	$1,017.85	1.44%	$7.26
Class I	$1,000	$1,018.53	1.30%	$6.56
Class Y	$1,000	$1,017.17	1.58%	$7.97
Advisor Class**	$1,000	$1,018.73	1.27%	$6.36

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Cayman Islands - 1.63%
BaWang International (Group) Holding Limited (A)(B)	16,102	$6,545
Yingde Gases Group Company Limited (A)(B)(C)	4,000	3,613
		10,158
China - 28.64%
Beijing New Building Material Company Limited (B)(D)	2,000	4,707
China BlueChemical Ltd., H Shares (B)	8,028	4,351
China CITIC Bank Corporation Limited, H Shares (B)	18,239	12,026
China Distance Education Holdings Limited, DR (A)	125	900
China Life Insurance Company Limited, H Shares (B)	3,380	14,719
China Merchants Bank Co., Limited, H Shares (B)(D)	2,600	5,797
China Oilfield Services Limited (B)	5,696	5,314
China Resources Power Holdings Company Limited (B)	4,495	10,451
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(D)	9,629	5,603
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)	6,000	3,492
China Yurun Food Group Limited (B)(D)	3,800	8,188
ChinaEdu Corporation, ADR (A)	142	993
CNinsure Inc., ADR	188	4,308
Ctrip.com International, Ltd. (A)	37	2,199
Enerchina Holdings Limited (A)(B)	85,077	1,251
Heng Tai Consumables Group Limited (A)(B)	32,063	1,944
Industrial and Commercial Bank of China (Asia) Limited (B)	12,454	9,385
Industrial and Commercial Bank of China Limited, H Shares (B)(D)	21,666	16,327
KWG Property Holding Limited (B)	2,198	1,421
NetEase.com, Inc., ADR (A)	182	8,321
PetroChina Company Limited, H Shares (B)	10,288	11,629
REXLot Holdings Limited (A)(B)	52,975	4,716
Shanda Games Limited, ADR (A)	800	9,360
Shanda Interactive Entertainment Limited, ADR (A)	61	3,122
Shimao Property Holdings Limited (B)	3,447	5,843
Simcere Pharmaceutical Group, ADR (A)	254	2,021
Tencent Holdings Limited (B)	468	7,608
Yingli Green Energy Holding Company Limited, ADR (A)(E)	227	2,823
Zhuzhou CSR Times Electric Co., Ltd., H Shares (B)	5,537	9,631
		178,450
Hong Kong - 12.56%
Beijing Enterprises Holdings Limited (B)	1,538	8,146
C C Land Holdings Limited (B)	5,000	2,703
Cheung Kong (Holdings) Limited (B)	576	7,310
China Metal Recycling (Holdings) Limited (A)(B)(D)	4,800	5,314
China Resources Cement Holdings Limited (A)(B)(C)	12,000	6,039
Fosun International Limited (B)	13,000	9,075
Metallurgical Corporation of China Ltd., H Shares (A)(B)(C)	22,000	14,931
Pan Asia Environmental Protection Group Limited (B)(D)	13,372	2,053
Renhe Commercial Holdings Company Limited (B)	5,870	1,182
Renhe Commercial Holdings Company Limited (B)(D)	33,334	6,709
Sinopharm Group Co. Ltd., H Shares (A)(B)	364	922
Sinopharm Group Co. Ltd., H Shares (A)(B)(D)	2,900	7,350
Want Want China Holdings Limited (B)	11,009	6,478
		78,212
India - 10.02%
Axis Bank Limited (B)	660	13,521
Bajaj Hindusthan Limited (B)	450	1,724
Bajaj Hindusthan Limited (B)(D)	500	1,915
Bharti Airtel Limited (B)	871	7,961
CESC Limited (B)(D)	450	3,642
Indiabulls Real Estate Limited (A)(B)	1,200	6,780
Nagarjuna Construction Company Limited (B)	3,208	9,989
Reliance Energy Limited (B)	320	8,124
TATA POWER COMPANY LIMITED (THE) (B)	318	8,714
		62,370
Indonesia - 2.00%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk (B)	142	5,052
PT Bank Rakyat Indonesia (B)	9,513	7,382
		12,434
Malaysia - 2.32%
Gamuda Berhad (B)	6,355	5,820
Genting Berhad (B)	2,068	4,099
Sime Darby Berhad (B)	1,848	4,539
		14,458
Singapore - 5.00%
Cambridge Industrial Trust (B)(D)	9,500	3,069
DBS Group Holdings Ltd (B)	670	6,317
Keppel Corporation Limited (B)	1,576	9,062
SembCorp Industries Ltd (B)	2,647	6,371
United Overseas Bank Limited (B)	530	6,313
		31,132
South Korea - 16.05%
Daelim Industrial Co., Ltd. (B)	126	7,726
ForHuman Co., Ltd. (A)(B)	201	1,839
Hyundai Motor Company (B)	113	10,678
KB Financial Group Inc. (B)	285	14,654
KCC Corporation (B)	14	4,308
Korea Investment Holdings Co., Ltd. (B)	215	6,401
Kyeryong Construction Industrial Co. Ltd (B)	103	1,875
LG Corp. (B)	165	11,045
NHN Corporation (A)(B)	65	9,545
Samsung C&T Corporation (B)	137	6,308
Samsung Electronics Co., Ltd. (B)	19	13,046
SK Corporation (B)	77	7,373
SK Telecom Co., Ltd. (B)	34	5,203
		100,001
Taiwan - 14.67%
Acer Incorporated (B)	4,906	12,513
Asustek Computer Inc. (B)	3,656	6,278
First Commercial Bank Co., Ltd. (B)	11,846	7,388
Fubon Financial Holding Co., Ltd. (B)	9,723	10,979
Hon Hai Precision Ind. Co., Ltd. (B)	3,160	12,682
Shin Kong Financial Holdings, Co., Ltd (A)(B)	22,500	8,959
Taiwan Cement Corporation (B)	10,752	12,074
Taiwan Semiconductor Manufacturing Company Ltd. (B)	4,254	8,535
Yuanta Financial Holdings Co., Ltd. (B)	16,150	11,955
		91,363
Thailand - 0.83%
Advanced Info Service Public Company Limited (B)	962	2,713
PTT Public Company Limited (B)	315	2,451
		5,164
United Kingdom - 3.51%
HSBC Holdings plc (B)	1,071	12,424
Standard Chartered PLC (B)	384	9,456
		21,880

TOTAL COMMON STOCKS - 97.23%		$605,622

(Cost: $515,568)

INVESTMENT FUNDS

India - 0.31%
iPath MSCI India Index ETN (A)	33	1,932

United States - 1.02%
iShares MSCI Taiwan Index Fund	516	6,343

Vietnam - 0.34%
Vietnam Azalea Fund Limited (A)(F)(G)	500	2,135

TOTAL INVESTMENT FUNDS - 1.67%		$10,410

(Cost: $9,740)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.10%
PACCAR Financial Corp.,
0.150%, 10-9-09	$6,800	6,800

Master Note - 0.46%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (H)	2,893	2,893

TOTAL SHORT-TERM SECURITIES - 1.56%		$9,693

(Cost: $9,693)

TOTAL INVESTMENT SECURITIES - 100.46%		$625,725

(Cost: $535,001)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.46%)		(2,848)

NET ASSETS - 100.00%		$622,877

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $24,583 or 3.95% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $70,674 or 11.35% of net assets.

(E)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Yingli Green Energy Holding Company Limited, ADR	UBS Securities LLC	2	December 2009	$17.50	$203	$(113)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Yingli Green Energy Holding Company Limited, ADR	UBS Securities LLC	2	December 2009	$9.00	$93	$(108)

(F) Illiquid restricted security.  At September 30, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	500	$3,304	$2,135

The total value of this security represented approximately 0.34% of net assets at September 30, 2009.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Financials	36.25%
Industrials	20.07%
Information Technology	14.91%
Materials	5.44%
Utilities	5.17%
Consumer Staples	4.30%
Energy	4.29%
Consumer Discretionary	3.45%
Telecommunication Services	3.37%
Health Care	1.65%
Other+	1.10%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$539,485
Gross unrealized appreciation	136,550
Gross unrealized depreciation	(50,310)
Net unrealized appreciation	$86,240

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Balanced Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	72.72%
Information Technology	14.26%
Financials	13.69%
Consumer Staples	12.94%
Health Care	9.48%
Consumer Discretionary	8.91%
Industrials	5.20%
Energy	4.65%
Materials	1.95%
Utilities	1.64%
Bonds	25.43%
Corporate Debt Securities	17.40%
United States Government and Government Agency Obligations	8.03%
Cash and Cash Equivalents	1.85%

Bond Portfolio Characteristics
Average maturity	3.7 years
Effective duration	3.0 years
Weighted average bond rating	AA-

Top 10 Equity Holdings
Company	Sector
JPMorgan Chase & Co.	Financials
Cisco Systems, Inc.	Information Technology
Colgate-Palmolive Company	Consumer Staples
Hewlett-Packard Company	Information Technology
Apple Inc.	Information Technology
PepsiCo, Inc.	Consumer Staples
Microchip Technology Incorporated	Information Technology
Gilead Sciences, Inc.	Health Care
Emerson Electric Co.	Industrials
DENTSPLY International Inc.	Health Care

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

Lipper Rankings
Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	358/665	54
3 Year	26/541	5
5 Year	36/442	9
10 Year	153/243	63

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

ILLUSTRATION OF FUND EXPENSES
Ivy Balanced Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,189.10	1.41%	$7.77
Class B	$1,000	$1,184.30	2.27%	$12.45
Class C	$1,000	$1,186.20	2.01%	$11.04
Class E**	$1,000	$1,190.50	1.13%	$6.24
Class I	$1,000	$1,192.90	1.00%	$5.48
Class Y	$1,000	$1,189.90	1.25%	$6.90
Based on 5% Return(2)
Class A	$1,000	$1,018.00	1.41%	$7.16
Class B	$1,000	$1,013.68	2.27%	$11.48
Class C	$1,000	$1,014.98	2.01%	$10.18
Class E**	$1,000	$1,019.38	1.13%	$5.76
Class I	$1,000	$1,020.08	1.00%	$5.05
Class Y	$1,000	$1,018.80	1.25%	$6.36

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 0.94%
Expeditors International of Washington, Inc.	43	$1,522

Asset Management & Custody Banks - 2.50%
Blackstone Group L.P. (The)	55	775
Northern Trust Corporation	56	3,257
		4,032
Auto Parts & Equipment - 0.94%
BorgWarner Inc.	50	1,522

Automobile Manufacturers - 0.63%
Ford Motor Company (A)	141	1,018

Biotechnology - 2.21%
Gilead Sciences, Inc. (A)	77	3,563

Casinos & Gaming - 1.37%
Wynn Resorts, Limited (A)	31	2,212

Communications Equipment - 5.35%
Cisco Systems, Inc. (A)	177	4,154
Nokia Corporation, Series A, ADR	107	1,560
QUALCOMM Incorporated	66	2,951
		8,665
Computer Hardware - 4.91%
Apple Inc. (A)	21	3,911
Hewlett-Packard Company	85	4,018
		7,929
Data Processing & Outsourced Services - 0.39%
Paychex, Inc.	21	622

Department Stores - 2.10%
Kohl's Corporation (A)	22	1,278
Macy's Inc.	115	2,101
		3,379
Distillers & Vintners - 1.31%
Brown-Forman Corporation, Class B	44	2,119

Diversified Chemicals - 1.13%
Dow Chemical Company (The)	70	1,812

Electric Utilities - 1.64%
Exelon Corporation	53	2,645

Electrical Components & Equipment - 2.14%
Emerson Electric Co.	86	3,455

Fertilizers & Agricultural Chemicals - 0.82%
Monsanto Company	17	1,331

Footwear - 1.28%
NIKE, Inc., Class B	32	2,064

General Merchandise Stores - 0.92%
Target Corporation	32	1,494

Health Care Equipment - 0.43%
Zimmer Holdings, Inc. (A)	13	700

Health Care Supplies - 2.02%
DENTSPLY International Inc.	94	3,261

Home Improvement Retail - 1.67%
Home Depot, Inc. (The)	101	2,701

Household Products - 2.55%
Colgate-Palmolive Company	54	4,119

Industrial Conglomerates - 0.91%
Textron Inc.	78	1,471

Industrial Machinery - 1.21%
Illinois Tool Works Inc.	46	1,956

Integrated Oil & Gas - 1.24%
Exxon Mobil Corporation	29	2,003

Investment Banking & Brokerage - 0.64%
Lazard Group LLC	25	1,037

Oil & Gas Equipment & Services - 2.95%
Halliburton Company	59	1,608
Schlumberger Limited	35	2,063
Weatherford International Ltd. (A)	53	1,107
		4,778
Oil & Gas Exploration & Production - 0.46%
XTO Energy Inc.	18	735

Other Diversified Financial Services - 4.32%
Bank of America Corporation	155	2,628
JPMorgan Chase & Co.	99	4,346
		6,974
Packaged Foods & Meats - 1.46%
Hershey Foods Corporation	61	2,363

Personal Products - 1.12%
Estee Lauder Companies Inc. (The), Class A	49	1,802

Pharmaceuticals - 4.82%
Abbott Laboratories	63	3,096
Allergan, Inc.	40	2,248
Johnson & Johnson	40	2,442
		7,786
Property & Casualty Insurance - 3.45%
Berkshire Hathaway Inc., Class B (A)	1	2,755
Travelers Companies, Inc. (The)	57	2,821
		5,576
Regional Banks - 1.58%
PNC Financial Services Group, Inc. (The)	53	2,556

Semiconductors - 2.22%
Microchip Technology Incorporated	135	3,583

Soft Drinks - 3.65%
Coca-Cola Company (The)	41	2,175
PepsiCo, Inc.	63	3,719
		5,894
Specialized Finance - 1.20%
CME Group Inc.	6	1,942

Systems Software - 1.39%
Microsoft Corporation	87	2,246

Tobacco - 2.85%
Lorillard, Inc.	31	2,274
Philip Morris International Inc.	48	2,334
		4,608

TOTAL COMMON STOCKS - 72.72%		$117,475

(Cost: $94,268)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products - 0.51%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$ 700	816

Airlines - 0.33%
Southwest Airlines Co.,
6.500%, 3-1-12	500	526

Banking - 1.29%
JPMorgan Chase & Co.,
4.650%, 6-1-14	1,000	1,043
U.S. BANCORP,
4.200%, 5-15-14	1,000	1,045
		2,088
Beverage / Bottling - 0.66%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	1,000	1,068

Communications Equipment - 0.66%
Cisco Systems, Inc.,
5.250%, 2-22-11	1,000	1,054

Conglomerate / Diversified Mfg - 0.09%
Textron Inc.,
6.200%, 3-15-15	150	151

Construction & Farm Machinery & Heavy Trucks - 0.33%
John Deere Capital Corporation,
5.250%, 10-1-12	500	541

Consumer Finance - 0.13%
American Express Credit Corporation,
5.125%, 8-25-14	200	207

Department Stores - 0.65%
Kohl's Corporation,
6.300%, 3-1-11	1,000	1,042

Distillers & Vintners - 0.63%
Diageo Capital plc,
4.375%, 5-3-10	1,000	1,022

Diversified Banks - 0.16%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	250	262

Electric - 0.36%
Hydro-Quebec,
8.000%, 2-1-13	500	577

Electric Utilities - 0.68%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,100

Food Processors - 0.59%
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	435
Kellogg Company,
4.450%, 5-30-16	500	524
		959
Food Retail - 0.67%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,091

Home Improvement Retail - 0.64%
Home Depot, Inc. (The),
5.200%, 3-1-11	1,000	1,039

Industrial Gases - 0.66%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,060

Industrial Machinery - 0.68%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,000	1,086

Integrated Oil & Gas - 0.99%
Chevron Corporation,
3.450%, 3-3-12	500	521
ConocoPhillips,
4.750%, 2-1-14	1,000	1,077
		1,598
Integrated Telecommunication Services - 0.66%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,064

Life Insurance - 0.31%
Prudential Financial, Inc.,
4.750%, 9-17-15	500	497

Metals / Mining - 1.25%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,200	1,440
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	590
		2,030
Movies & Entertainment - 0.32%
Viacom Inc.,
4.375%, 9-15-14	500	511

Oil & Gas - 0.16%
Cenovus Energy Inc.,
4.500%, 9-15-14 (C)	250	255

Oil & Gas Exploration & Production - 0.34%
XTO Energy Inc.,
7.500%, 4-15-12	500	554

Other Non-Agency REMIC/CMO - 0.00%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	7	––	*
8.000%, 3-31-11 (C)	9	––	*
		––	*
Packaged Foods & Meats - 0.24%
Unilever Capital Corporation,
5.900%, 11-15-32	350	390

Pharmaceuticals - 1.97%
Abbott Laboratories,
3.750%, 3-15-11	1,000	1,036
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,062
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	1,000	1,082
		3,180
Property & Casualty Insurance - 0.65%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	1,000	1,048

Restaurants - 0.16%
YUM! Brands, Inc.,
4.250%, 9-15-15	250	256

Soft Drinks - 0.32%
PepsiCo, Inc.,
3.750%, 3-1-14	500	521

Systems Software - 0.31%
Microsoft Corporation,
2.950%, 6-1-14	500	507

TOTAL CORPORATE DEBT SECURITIES - 17.40%		$28,100

(Cost: $26,260)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.88%

Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	242	261
5.000%, 1-1-18	276	294
5.500%, 4-1-18	113	121
6.500%, 10-1-28	110	119
6.500%, 2-1-29	20	22
7.000%, 5-1-31	21	24
7.500%, 5-1-31	35	39
7.000%, 7-1-31	32	36
7.000%, 9-1-31	44	49
7.000%, 9-1-31	32	36
7.000%, 11-1-31	104	115
6.500%, 2-1-32	122	133
7.000%, 2-1-32	114	127
7.000%, 2-1-32	69	76
6.500%, 3-1-32	28	31
7.000%, 3-1-32	74	82
7.000%, 6-1-32	24	27
7.000%, 7-1-32	129	143
6.500%, 8-1-32	54	59
6.000%, 9-1-32	460	489
6.500%, 9-1-32	107	116
5.500%, 5-1-33	209	219
5.500%, 5-1-33	114	120
5.500%, 5-1-33	90	95
5.500%, 6-1-33	195	205
(Cost: $2,889)		$3,038

UNITED STATES GOVERNMENT OBLIGATIONS - 6.15%

Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	645
United States Treasury Notes:
4.000%, 3-15-10	800	814
4.250%, 10-15-10	2,000	2,079
3.875%, 2-15-13	1,250	1,343
3.625%, 5-15-13	750	800
4.250%, 8-15-13	900	982
4.250%, 8-15-15	3,000	3,268
(Cost: $9,225)		$9,931

SHORT-TERM SECURITIES - 1.75%

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	2,829	$2,829
(Cost: $2,829)

TOTAL INVESTMENT SECURITIES - 99.90%		$161,373

(Cost: $135,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		164

NET ASSETS - 100.00%		$161,537

Notes to Schedule of Investments

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $3,633 or 2.25% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $255 or 0.16% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$135,479
Gross unrealized appreciation	26,220
Gross unrealized depreciation	(326)
Net unrealized appreciation	$25,894

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Global Natural Resources Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	89.63%
Energy	48.29%
Materials	23.98%
Industrials	10.03%
Utilities	5.25%
Financials	1.12%
Consumer Staples	0.61%
Information Technology	0.35%
Options	5.12%
Bonds	0.10%
Corporate Debt Securities	0.10%
Cash and Cash Equivalents	5.15%

Lipper Rankings
Category: Lipper Global Natural Resources Funds	Rank	Percentile
1 Year	45/112	40
3 Year	53/73	72
5 Year	37/54	68
10 Year	19/33	56

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
North America	50.35%
United States	39.11%
Canada	11.24%
Europe	16.46%
Russia	7.05%
Other Europe(1)	9.41%
South America	10.22%
Brazil	10.03%
Other South America(2)	0.19%
Pacific Basin(3)	6.20%
Other(4)	4.73%
Bahamas/Caribbean(5)	1.77%
Cash and Cash Equivalents and Options	10.27%

(1)Includes 0.17% Cyprus, 1.42% Denmark, 1.32% Germany, 0.66% Kazakhstan, 0.09% Spain, 2.60% Switzerland and 3.15% United Kingdom.

(2)Includes 0.19% Chile.

 (3)Includes 0.37% Australia, 2.64% China, 0.21% Hong Kong, 0.51% Indonesia, 0.89% Japan, 0.36% Singapore, 0.27% South Korea and 0.95% Thailand.

 (4)Includes 1.57% Israel, 1.49% Panama and 1.67% South Africa.

 (5)Includes 0.61% Bermuda and 1.16% Cayman Islands.

Top 10 Equity Holdings
Company	Country	Sector	Industry
Petrohawk Energy Corporation	United States	Energy	Oil & Gas Exploration & Production
El Paso Corporation	United States	Energy	Oil & Gas Storage & Transportation
Transocean Inc.	United States	Energy	Oil & Gas Drilling
Cameron International Corporation	United States	Energy	Oil & Gas Equipment & Services
Randgold Resources Limited, ADR	United Kingdom	Materials	Gold
Potash Corporation of Saskatchewan Inc.	Canada	Materials	Fertilizers & Agricultura Chemicals
Open Joint Stock Company Gazprom, ADR	Russia	Energy	Integrated Oil & Gas
Chesapeake Energy Corporation	United States	Energy	Oil & Gas Exploration & Production
Halliburton Company	United States	Energy	Oil & Gas Equipment & Services
Noble Corporation	Switzerland	Energy	Oil & Gas Drilling

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Global Natural Resources Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,544.20	1.52%	$9.67
Class B	$1,000	$1,536.70	2.36%	$14.97
Class C	$1,000	$1,538.50	2.19%	$13.96
Class E	$1,000	$1,545.70	1.26%	$8.02
Class I	$1,000	$1,546.40	1.06%	$6.75
Class R	$1,000	$1,543.60	1.58%	$10.05
Class Y	$1,000	$1,546.10	1.20%	$7.64
Advisor Class**	$1,000	$1,548.90	0.93%	$5.86
Based on 5% Return(2)
Class A	$1,000	$1,017.46	1.52%	$7.67
Class B	$1,000	$1,013.24	2.36%	$11.88
Class C	$1,000	$1,014.10	2.19%	$11.08
Class E	$1,000	$1,018.73	1.26%	$6.36
Class I	$1,000	$1,019.74	1.06%	$5.35
Class R	$1,000	$1,017.13	1.58%	$7.97
Class Y	$1,000	$1,019.05	1.20%	$6.06
Advisor Class**	$1,000	$1,020.43	0.93%	$4.65

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Global Natural Resources Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 0.37%
Coal & Allied Industries Limited (A)	267	$18,865

Bermuda - 0.61%
Bunge Limited	500	31,305

Brazil - 5.93%
Companhia de Saneamento de Minas Gerais (A)	4,196	70,789
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,500	53,200
Gerdau S.A., ADR	2,250	30,240
Petroleo Brasileiro S.A.- Petrobras, ADR	500	19,655
Suzano Bahia Sul Papel E Celulose S.A. (A)(B)	8,950	94,724
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	750	19,262
Votorantim Celulose e Papel S.A., ADR (B)	910	14,933
		302,803
Canada - 11.24%
Agrium Inc.	900	44,811
Anatolia Minerals Development Ltd. (A)(B)	2,382	5,429
Aquiline Resources Inc. (A)(B)	2,000	8,219
ARISE Technologies Corporation (A)(B)	4,804	1,526
Atacama Minerals Corp. (A)(B)(C)	5,880	2,471
Barrick Gold Corporation	3,500	132,650
Canadian Natural Resources Limited (A)	1,750	118,175
First Quantum Minerals Ltd. (A)	1,000	65,382
MGM Energy Corp. (A)(B)	12,543	1,582
Potash Corporation of Saskatchewan Inc.	1,750	158,094
Suncor Energy Inc. (A)	1,000	34,932
		573,271
Cayman Islands - 1.16%
China High Speed Transmission Equipment Group Co., Ltd. (A)	12,100	24,824
Subsea 7 Inc. (A)(B)	2,500	33,544
Yingde Gases Group Company Limited (A)(B)	945	862
		59,230
Chile - 0.19%
Sociedad Quimica y Minera de Chile S.A., ADR	250	9,783

China - 2.64%
Sino-Forest Corporation, Class A (A)(B)	2,610	41,223
Yingli Green Energy Holding Company Limited, ADR (B)(D)	7,500	93,450
		134,673
Cyprus - 0.17%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	3,630	8,712

Denmark - 1.42%
Vestas Wind Systems A/S (A)(B)	1,000	72,291

Germany - 1.32%
Phoenix Solar Aktiengesellschaft, Sulzemoos (A)	100	5,957
SGL Carbon SE (A)(B)	1,500	61,264
		67,221
Hong Kong - 0.21%
Guangdong Investment Limited (A)	22,000	10,844

Indonesia - 0.51%
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	18,000	26,260

Israel - 1.57%
Israel Chemicals Ltd. (A)	7,000	80,101

Japan - 0.89%
Mitsubishi Corporation (A)	2,250	45,519

Kazakhstan - 0.66%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	1,500	33,570

Panama - 1.49%
McDermott International, Inc. (B)	3,000	75,810

Russia - 7.05%
OAO LUKOIL, ADR	1,500	82,275
OJSC Oil Company Rosneft, GDR (A)	8,000	60,160
Open Joint Stock Company Gazprom, ADR (A)	6,750	156,938
Uralkali Group, GDR (A)	3,200	60,448
		359,821
Singapore - 0.36%
Straits Asia Resources Limited (A)	12,000	18,145

South Africa - 1.67%
Gold Fields Limited, ADR	4,500	62,010
Impala Platinum Holdings Limited (A)	1,000	23,296
		85,306
South Korea - 0.27%
LG Chem, Ltd. (A)	75	13,940

Spain - 0.09%
Gamesa Corporacion Tecnologica, S.A. (A)	200	4,481

Switzerland - 2.60%
Noble Corporation	3,500	132,860

Thailand - 0.95%
Banpu Public Company Limited (A)	2,875	37,003
Banpu Public Company Limited, Registered Shares (A)	885	11,337
		48,340
United Kingdom - 3.15%
Randgold Resources Limited, ADR	2,300	160,724

United States - 38.76%
Allegheny Technologies Incorporated (E)	1,250	43,738
Alpha Natural Resources, Inc. (B)	2,100	73,710
Cameron International Corporation (B)(E)	4,250	160,734
Celanese Corporation, Series A	1,000	25,000
Chesapeake Energy Corporation (E)	5,000	142,000
Comstock Resources, Inc. (B)	750	30,060
CONSOL Energy Inc.	1,300	58,643
Dril-Quip, Inc. (B)	1,000	49,640
El Paso Corporation	17,500	180,600
Energy Recovery, Inc. (B)	1,000	5,820
Energy Transfer Partners, L.P.	485	20,632
First Solar, Inc. (B)	300	45,858
Foster Wheeler Ltd. (B)	500	15,955
GrafTech International Ltd. (B)	4,000	58,800
Halliburton Company (E)	5,050	136,956
MarkWest Energy Partners, L.P.	500	11,815
Oceaneering International, Inc. (B)	1,250	70,938
Owens-Illinois, Inc. (B)	1,500	55,350
Peabody Energy Corporation (E)	2,000	74,440
Petrohawk Energy Corporation (B)	8,750	211,837
Plains Exploration and Production Company (B)	750	20,745
Questar Corporation	1,000	37,560
Range Resources Corporation	900	44,424
Regency Energy Partners LP	1,500	29,415
Rockwood Holdings, Inc. (B)	552	11,346
SandRidge Energy, Inc. (B)	2,250	29,160
Smith International, Inc. (E)	1,250	35,875
Superior Energy Services, Inc. (B)	2,750	61,930
Targa Resources Partners LP	750	14,070
Transocean Inc. (B)	1,900	162,507
Williams Companies, Inc. (The)	3,250	58,078
		1,977,636

TOTAL COMMON STOCKS - 85.28%		$4,351,511

(Cost: $3,822,924)

PREFERRED STOCKS

Brazil - 4.00%
Bradespar S.A. (A)	3,120	57,236
CESP - Companhia Energetica de Sao Paulo (A)	4,000	49,198
Companhia Energetica de Minas Gerais - CEMIG (A)	2,500	37,819
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	2,250	59,515
		203,768
United States - 0.35%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	3,500	17,920

TOTAL PREFERRED STOCKS - 4.35%		$221,688

(Cost: $179,149)

CALL OPTIONS	Number of Contracts

Chesapeake Energy Corporation,
Oct $12.50, Expires 10-19-09	25	39,750
Chevron Corporation:
Jan $50.00, Expires 1-19-10	10	20,420
Jan $45.00, Expires 1-25-10	20	50,700
El Paso Corporation:
Oct $7.00, Expires 10-19-09	48	16,488
Jan $5.00, Expires 1-19-10	50	27,000
Apr $5.00, Expires 4-19-10	17	9,342
Occidental Petroleum Corporation,
Nov $45.00, Expires 11-23-09	10	33,500
Schlumberger Limited,
Jan $40.00, Expires 1-19-10	30	62,400
Williams Companies, Inc. (The),
Feb $10.00, Expires 2-22-10	2	1,590

TOTAL CALL OPTIONS - 5.12%		$261,190

(Cost: $216,536)

CORPORATE DEBT SECURITIES - 0.10%	Principal

Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (F)(G)(H)	BRL10,692	$5,009
(Cost: $5,102)

SHORT-TERM SECURITIES

Commercial Paper - 3.35%
American Honda Finance Corp.,
0.210%, 10-15-09	$10,000	9,999
Becton Dickinson & Co.,
0.200%, 10-19-09	4,000	4,000
Coca-Cola Company (The),
0.140%, 11-9-09	2,096	2,096
E.I. du Pont de Nemours and Company,
0.170%, 10-8-09	14,000	14,000
GlaxoSmithKline plc,
0.160%, 10-7-09	25,000	24,999
Honeywell International Inc.,
0.170%, 10-2-09	12,000	12,000
Johnson & Johnson,
0.020%, 10-1-09	2,571	2,571
Kitty Hawk Funding Corp.:
0.190%, 10-2-09	3,500	3,500
0.200%, 10-2-09	5,965	5,965
0.230%, 11-3-09	12,000	11,997
PACCAR Financial Corp.,
0.160%, 10-9-09	10,000	10,000
Procter and Gamble Company International Funding S.C.A. (Procter & Gamble Company (The)),
0.210%, 10-26-09	10,000	9,999
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
0.160%, 10-13-09	25,000	24,999
Straight-A Funding, LLC (Federal Financing Bank):
0.210%, 10-13-09	15,055	15,053
0.190%, 10-14-09	10,000	9,999
0.250%, 10-19-09	10,000	9,999
		171,176
Commercial Paper (backed by irrevocable bank letter of credit) - 0.14%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.300%, 10-30-09	7,000	6,998

Master Note - 0.01%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (F)	294	294

Municipal Obligations - 0.40%
New York State Housing Finance Agency, Related-Caroline Apartments Housing Revenue Bonds, 2008 Series A (Freddie Mac),
0.350%, 10-1-09 (F)	10,000	10,000
Parish of St. Bernard, State of Louisiana, Exempt Facility Revenue Bonds (Mobil Oil Corporation Project), Series 1996 (Exxon Mobil Corporation),
0.290%, 10-1-09 (F)	10,500	10,500
		20,500

TOTAL SHORT-TERM SECURITIES - 3.90%		$198,968

(Cost: $198,968)

TOTAL INVESTMENT SECURITIES - 98.75%		$5,038,366

(Cost: $4,422,679)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.25%		63,662

NET ASSETS - 100.00%		$5,102,028

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Canadian Imperial Bank of Commerce	4,400	11-6-09	$––	$102
Sell	Euro	Toronto-Dominion Bank (The)	7,100	1-8-10	84	––
Sell	South African Rand	Scotia Capital Inc.	23,000	10-28-09	41	––
Sell	South African Rand	Toronto-Dominion Bank (The)	28,400	10-28-09	––	182
Sell	South African Rand	Royal Bank of Canada	40,800	11- 4-09	––	362

					$125	$646

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Illiquid restricted securities.  At September 30, 2009, the following restricted securities were owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Atacama Minerals Corp.	8-19-08	5,880	$5,541	$2,471
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	6,183	8,712
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	17,920

			$22,574	$29,103

The total value of these securities represented approximately 0.57% of net assets at September 30, 2009.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(E)Securities serve as collateral for the following open futures contracts at September 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 Emini	Short	12-18-09	15	$(789,675)	$(9,246)

(F)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $5,009 or 0.10% of net assets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Energy	48.29%
Materials	24.08%
Industrials	10.03%
Utilities	5.25%
Financials	1.12%
Consumer Staples	0.61%
Information Technology	0.35%
Other+	10.27%
+Includes options, cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$4,799,494
Gross unrealized appreciation	734,305
Gross unrealized depreciation	(495,433)
Net unrealized appreciation	$238,872

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Real Estate Securities Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	96.36%
Financials	95.55%
Consumer Discretionary	0.81%
Cash and Cash Equivalents	3.64%

Lipper Rankings
Category: Lipper Real Estate Funds	Rank	Percentile
1 Year	142/233	61
3 Year	115/195	59
5 Year	104/171	61
10 Year	28/79	35

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
Health Care Property Investors, Inc.	Financials	Specialized REITs
Vornado Realty Trust	Financials	Diversified REITs
Boston Properties, Inc.	Financials	Office REITs
Equity Residential	Financials	Residential REITs
Public Storage, Inc.	Financials	Specialized REITs
Ventas, Inc.	Financials	Specialized REITs
Host Hotels & Resorts, Inc.	Financials	Specialized REITs
Digital Realty Trust, Inc.	Financials	Office REITs
Essex Property Trust, Inc.	Financials	Residential REITs

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Real Estate Securities Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,630.40	2.30%	$15.12
Class B	$1,000	$1,619.20	3.91%	$25.67
Class C	$1,000	$1,624.20	3.11%	$20.47
Class E	$1,000	$1,635.30	1.66%	$10.94
Class I	$1,000	$1,638.20	1.43%	$9.50
Class R	$1,000	$1,635.10	1.78%	$11.73
Class Y	$1,000	$1,637.60	1.42%	$9.36
Based on 5% Return(2)
Class A	$1,000	$1,013.54	2.30%	$11.58
Class B	$1,000	$1,005.49	3.91%	$19.65
Class C	$1,000	$1,009.48	3.11%	$15.67
Class E	$1,000	$1,016.73	1.66%	$8.37
Class I	$1,000	$1,017.88	1.43%	$7.26
Class R	$1,000	$1,016.14	1.78%	$8.97
Class Y	$1,000	$1,017.93	1.42%	$7.16

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Real Estate Activities - 0.31%
Jones Lang LaSalle Incorporated	17	$801

Diversified REITs - 9.15%
Colonial Properties Trust	127	1,232
Colony Financial, Inc. (A)	85	1,658
Liberty Property Trust	114	3,705
Vornado Realty Trust	207	13,362
Washington Real Estate Investment Trust	138	3,980
		23,937
Hotels, Resorts & Cruise Lines - 0.81%
Marriott International, Inc., Class A	51	1,417
Starwood Hotels & Resorts Worldwide, Inc.	21	700
		2,117
Industrial REITs - 5.75%
AMB Property Corporation	144	3,293
DCT Industrial Trust Inc.	645	3,293
EastGroup Properties, Inc.	91	3,467
First Potomac Realty Trust	125	1,439
ProLogis	299	3,564
		15,056
Mortgage REITs - 1.15%
Starwood Property Trust, Inc.	149	3,017

Office REITs - 19.68%
Alexandria Real Estate Equities, Inc.	34	1,864
BioMed Realty Trust, Inc.	248	3,421
Boston Properties, Inc.	180	11,780
Brandywine Realty Trust	277	3,057
Corporate Office Properties Trust	109	4,008
Cousins Properties Incorporated	219	1,810
Digital Realty Trust, Inc.	173	7,903
Douglas Emmett, Inc.	351	4,309
Duke Realty Corporation	226	2,714
Franklin Street Properties Corp.	108	1,420
Highwoods Properties, Inc.	142	4,463
Mack-Cali Realty Corporation	114	3,699
SL Green Realty Corp.	24	1,048
		51,496
Real Estate Management & Development - 0.40%
Brookfield Properties Corporation	47	534
CB Richard Ellis Group, Inc., Class A (A)	44	512
		1,046
Residential REITs - 16.73%
American Campus Communities, Inc.	72	1,928
AvalonBay Communities, Inc.	94	6,866
BRE Properties, Inc., Class A	132	4,138
Camden Property Trust	62	2,487
Equity Lifestyle Properties, Inc.	46	1,951
Equity Residential	369	11,338
Essex Property Trust, Inc.	95	7,566
Home Properties, Inc.	87	3,727
Mid-America Apartment Communities, Inc.	84	3,768
		43,769
Retail REITs - 19.36%
Acadia Realty Trust	223	3,367
CBL & Associates Properties, Inc.	429	4,162
Federal Realty Investment Trust	91	5,554
Glimcher Realty Trust	152	557
Kimco Realty Corporation	69	893
Macerich Company (The)	11	322
National Retail Properties, Inc.	118	2,525
Ramco-Gershenson Properties Trust	127	1,134
Regency Centers Corporation	163	6,043
Saul Centers, Inc.	42	1,332
Simon Property Group, Inc.	313	21,723
Tanger Factory Outlet Centers, Inc.	45	1,692
Taubman Centers, Inc.	37	1,346
		50,650
Specialized REITs - 22.82%
DiamondRock Hospitality Company	170	1,379
Health Care Property Investors, Inc.	521	14,959
Health Care REIT, Inc.	162	6,726
Host Hotels & Resorts, Inc.	783	9,213
Nationwide Health Properties, Inc.	163	5,058
Public Storage, Inc.	139	10,488
U-Store-It Trust	366	2,290
Ventas, Inc.	249	9,582
		59,695

TOTAL COMMON STOCKS - 96.16%		$251,584

(Cost: $232,688)

INVESTMENT FUNDS - 0.20%

Sector Fund-Real Estate
ProShares UltraShort Real Estate	54	$518
(Cost: $620)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.76%
PACCAR Financial Corp.,
0.170%, 10-22-09	$2,000	2,000

Master Note - 2.24%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	5,854	5,854

TOTAL SHORT-TERM SECURITIES - 3.00%		$7,854

(Cost: $7,854)

TOTAL INVESTMENT SECURITIES - 99.36%		$259,956

(Cost: $241,162)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%		1,675

NET ASSETS - 100.00%		$261,631

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$251,038
Gross unrealized appreciation	28,826
Gross unrealized depreciation	(19,908)
Net unrealized appreciation	$8,918

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Bond Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Bonds	94.55%
Corporate Debt Securities	49.73%
United States Government and Government Agency Obligations	44.82%
Cash and Cash Equivalents and Equities	5.45%

Lipper Rankings
Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	127/153	83
3 Year	117/145	81
5 Year	107/134	80
10 Year	55/69	79

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Quality Weightings
Investment Grade	89.30%
AAA	54.73%
AA	1.98%
A	9.96%
BBB	22.63%
Non-Investment Grade	5.25%
BB	4.48%
B	0.71%
Below B	0.06%
Cash and Cash Equivalents and Equities	5.45%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Bond Portfolio Characteristics
Average maturity	6.8 years
Effective duration	4.2 years
Weighted average bond rating	AA+

ILLUSTRATION OF FUND EXPENSES
Ivy Bond Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,115.20	1.30%	$6.87
Class B	$1,000	$1,107.30	2.73%	$14.44
Class C	$1,000	$1,111.20	2.03%	$10.77
Class E	$1,000	$1,115.80	1.21%	$6.45
Class I	$1,000	$1,117.60	0.92%	$4.87
Class Y	$1,000	$1,115.90	1.17%	$6.24
Based on 5% Return(2)
Class A	$1,000	$1,018.53	1.30%	$6.56
Class B	$1,000	$1,011.37	2.73%	$13.78
Class C	$1,000	$1,014.90	2.03%	$10.28
Class E	$1,000	$1,019.00	1.21%	$6.16
Class I	$1,000	$1,020.43	0.92%	$4.65
Class Y	$1,000	$1,019.19	1.17%	$5.96

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Bond Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs - 0.17%
PS Business Parks, Inc., 7.0% Cumulative (A)	11	$234

Specialized REITs - 0.03%
Public Storage, Inc., 6.25% Cumulative (A)	2	47

TOTAL PREFERRED STOCKS - 0.20%		$281

(Cost: $315)

CORPORATE DEBT SECURITIES	Principal

Banking - 2.68%
Barclays Bank PLC,
5.200%, 7-10-14	$365	386
Citigroup Inc.:
6.500%, 8-19-13	375	394
8.125%, 7-15-39	780	872
HSBC Finance Corporation,
5.700%, 6-1-11	400	415
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
2.625%, 12-1-10 (B)	400	409
PNC Funding Corp (Federal Deposit Insurance Corporation),
2.300%, 6-22-12 (B)	625	636
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (B)	705	726
		3,838
Beverage / Bottling - 1.62%
Bottling Group, LLC,
6.950%, 3-15-14	630	735
Miller Brewing Company,
5.500%, 8-15-13 (C)	1,500	1,585
		2,320
Biotechnology - 0.28%
Amgen Inc.,
6.400%, 2-1-39	355	407

Building Products - 0.39%
CRH America, Inc.,
6.000%, 9-30-16	545	559

Cable & Satellite - 1.26%
Cox Communications, Inc.,
7.125%, 10-1-12	450	502
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10-1-19 (C)	615	611
Time Warner Cable Inc.,
7.500%, 4-1-14	605	694
		1,807
Car Loan - 1.38%
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (D)	625	595
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (C)	275	268
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (D)	480	458
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (D)	175	173
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8-15-13	350	357
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (D)	148	128
		1,979
Construction & Engineering - 0.24%
USG Corporation,
6.300%, 11-15-16	400	340

Consumer Finance - 0.24%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (B)	250	260
Green Tree Financial Corporation,
6.400%, 10-15-18	87	82
		342
Consumer Products - 0.99%
Fortune Brands, Inc.,
6.375%, 6-15-14	1,365	1,419

Containers - 0.35%
Ball Corporation,
7.375%, 9-1-19	500	508

Electric - 1.04%
ENEL Finance International S.A.,
6.000%, 10-7-39	680	676
FirstEnergy Generation Corp.,
6.850%, 6-1-34	293	301
Interstate Power and Light Company,
6.250%, 7-15-39	205	227
PacifiCorp,
6.000%, 1-15-39	250	280
		1,484
Electric Utilities - 0.29%
Exelon Generation Company, LLC,
6.250%, 10-1-39	410	419

Finance - Other - 5.67%
Allied Capital Corporation,
6.625%, 7-15-11	685	563
Ameriprise Financial, Inc.,
7.300%, 6-28-19	240	265
GE Capital Credit Card Master Note Trust, Series 2009-3 Asset Backed Notes,
2.540%, 9-15-14	485	485
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.625%, 1-7-11 (B)	1,415	1,430
3.000%, 12-9-11 (B)	305	316
John Deere Capital Corporation (Federal Deposit Insurance Corporation),
2.875%, 6-19-12 (B)	705	728
Lazard Group LLC,
6.850%, 6-15-17	800	789
Novartis Securities Investment Ltd.,
5.125%, 2-10-19	715	761
Symetra Financial Corporation,
8.300%, 10-15-37 (D)(E)	885	549
Tyco International Finance S.A.:
4.125%, 10-15-14	305	304
8.500%, 1-15-19	845	1,030
Westfield Capital Corporation Limited, WT Finance (Aust) Pty Limited and WEA Finance LLC,
4.375%, 11-15-10 (C)	335	340
XL Capital Ltd,
5.250%, 9-15-14	565	555
		8,115
Food Processors - 0.53%
Cargill, Incorporated,
5.200%, 1-22-13 (C)	725	760

Gas Pipe Lines - 0.29%
Williams Partners L.P. and Williams Partners Finance Corporation,
7.250%, 2-1-17	420	413

Health Care Supply - 0.18%
Quest Diagnostics Incorporated,
5.450%, 11-1-15	240	253

Independent Power Producers & Energy Traders - 0.35%
NRG Energy, Inc.,
8.500%, 6-15-19	500	501

Information / Data Technology - 0.23%
Intuit Inc.,
5.750%, 3-15-17	310	324

Integrated Oil & Gas - 0.28%
BP Capital Markets p.l.c.,
3.875%, 3-10-15	385	398

Integrated Telecommunication Services - 0.62%
CenturyTel, Inc.,
7.600%, 9-15-39	885	882

Investment Banking & Brokerage - 2.44%
Goldman Sachs Group, Inc. (The):
5.700%, 9-1-12	610	658
5.150%, 1-15-14	485	509
Morgan Stanley:
5.300%, 3-1-13	635	666
4.750%, 4-1-14	165	164
6.250%, 8-28-17	300	312
Morgan Stanley (Federal Deposit Insurance Corporation),
2.900%, 12-1-10 (B)	1,150	1,180
		3,489
Life Insurance - 2.62%
Aflac Incorporated,
8.500%, 5-15-19	720	858
Liberty Mutual Group, Inc.,
7.300%, 6-15-14 (C)	1,000	976
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (D)	360	274
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	465
6.900%, 6-1-67 (E)	300	201
Unum Group,
7.125%, 9-30-16	965	977
		3,751
Machinery - 0.85%
Roper Industries, Inc.,
6.250%, 9-1-19	845	877
Timken Company (The),
6.000%, 9-15-14	320	333
		1,210
Metals / Mining - 0.58%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	700	826

Oil & Gas - 0.71%
PC Financial Partnership,
5.000%, 11-15-14	355	366
Rowan Companies, Inc.,
7.875%, 8-1-19	600	645
		1,011
Oil & Gas Equipment & Services - 0.40%
Smith International, Inc.,
8.625%, 3-15-14	500	574

Oil & Gas Refining & Marketing - 0.47%
Valero Energy Corporation,
4.750%, 4-1-14	685	671

Oil & Gas Storage & Transportation - 3.54%
Energy Transfer Partners, L.P.,
9.700%, 3-15-19	1,000	1,238
Kinder Morgan Energy Partners, L.P.,
9.000%, 2-1-19	1,150	1,393
NuStar Logistics, L.P.,
7.650%, 4-15-18	1,200	1,301
Williams Companies, Inc. (The),
8.750%, 1-15-20	1,000	1,150
		5,082
Other Diversified Financial Services - 0.42%
Bank of America Corporation,
7.375%, 5-15-14	540	601

Other Mortgage-Backed Securities - 10.14%
ABFS Mortgage Loan Trust 2002-4,
7.923%, 12-15-33 (E)	73	13
Asset Securitization Corporation,
7.749%, 2-14-43 (E)	170	146
Asset Securitization Corporation (Interest Only),
1.503%, 10-13-26 (C)(E)(F)	716	17
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28 (E)	44	43
Banc of America Alternative Loan Trust 2005-10:
5.663%, 11-25-35 (E)	268	35
5.663%, 11-25-35 (E)	129	12
Banc of America Alternative Loan Trust 2005-12:
5.802%, 1-25-36 (E)	286	30
5.802%, 1-25-36 (E)	208	11
Banc of America Alternative Loan Trust 2006-4,
6.219%, 5-25-46 (E)	312	54
Banc of America Alternative Loan Trust 2006-8,
6.284%, 11-25-46 (E)	140	2
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-1,
6.125%, 4-15-36 (C)	380	277
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	164	17
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (C)	320	111
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (E)	1,500	1,494
BlackRock Capital Finance,
7.750%, 9-25-26 (C)	91	27
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	334
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	171
C-Bass 2006-MH1 Trust:
6.240%, 10-25-36 (C)(E)	95	90
6.250%, 10-25-36 (C)(E)	170	147
CD 2006-CD2 Mortgage Trust,
5.805%, 1-15-46 (D)(E)	710	471
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32 (D)	82	49
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (E)	370	318
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	646	372
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.236%, 7-25-37 (E)	153	––
6.250%, 7-25-37	396	67
COMM 2006-CNL2,
5.756%, 2-5-19 (C)(E)	95	51
Commercial Mortgage Asset Trust,
6.000%, 11-17-32	225	114
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (D)(E)	300	162
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (C)(E)	500	145
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.085%, 6-25-21 (E)	615	250
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (E)	193	65
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (E)	503	130
First Horizon Mortgage Pass-Through Trust 2003-8,
5.136%, 10-25-33 (E)	84	34
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (C)(E)	415	77
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (C)	565	527
GE Capital Credit Card Master Note Trust, Class B Series 2005-1,
0.413%, 3-15-13 (E)	470	464
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	163	96
5.403%, 4-25-32 (E)	241	89
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (D)	245	177
5.250%, 11-25-32 (D)	210	168
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (E)	485	189
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (E)	570	145
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (E)	2	2
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (D)	429	206
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39 (D)	453	137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15- 46	791	788
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (E)	590	231
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (E)	486	94
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	561	328
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13- 41	1,000	998
Morgan Stanley Capital I Trust 2007-HQ12,
5.810%, 4-12- 49 (E)	1,160	1,112
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (D)(E)	155	9
5.880%, 11-28-35 (D)(E)	105	7
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.130%, 11-28-35 (D)(E)(F)	1,932	27
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	72	25
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (C)	500	414
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	92
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (E)	45	38
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	39	38
5.860%, 6-15-36 (E)	120	91
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	77
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	220	156
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	79	28
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.649%, 9-10-35 (D)(E)	892	506
Structured Asset Securities Corporation,
5.630%, 5-25-34 (E)	158	66
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.666%, 8-15-39 (E)	1,267	1,302
TimberStar Trust I,
6.208%, 10-15-36 (C)	460	400
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.061%, 7-25-37 (E)	859	42
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (C)	238	106
		14,511
Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (D)	7	––	*
Mellon Residential Funding,
6.750%, 6-25-28	19	16
		16
Pharmaceuticals - 0.74%
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	223
Pfizer Inc.,
2.249%, 3-15-11 (E)	500	514
Watson Pharmaceuticals, Inc.,
6.125%, 8-15-19	300	316
		1,053
Property & Casualty Insurance - 0.73%
Fund American Companies, Inc.,
5.875%, 5-15-13	560	535
Willis North America Inc.,
7.000%, 9-29-19	500	514
		1,049
REITs - 0.95%
DEXUS Property Group,
7.125%, 10-15-14	720	720
Westfield Group,
7.500%, 6-2-14 (C)	600	647
		1,367
Retail Propane Distributors - 0.36%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (C)	500	515

Retail REITs - 0.43%
Simon Property Group, L.P.,
6.750%, 5-15-14	575	617

Securities - 0.86%
Jefferies Group, Inc.:
6.450%, 6-8-27	1,090	915
6.250%, 1-15-36	400	320
		1,235
Service - Other - 0.66%
ERAC USA Finance Company,
5.900%, 11-15-15 (D)	265	264
Waste Management, Inc.,
6.375%, 3-11-15	380	420
WMG Acquisition Corp.,
9.500%, 6-15-16 (C)	250	264
		948
Specialized REIT's - 0.43%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	621

Steel - 0.59%
Allegheny Technologies Incorporated,
9.375%, 6-1-19	750	849

Tobacco - 1.86%
Altria Group, Inc.,
10.200%, 2-6-39	1,250	1,735
Reynolds American Inc.:
7.250%, 6-1-12	320	344
7.625%, 6-1-16	380	407
6.750%, 6-15-17	170	177
		2,663
Wireless Telecommunication Service - 1.03%
Verizon Wireless Capital LLC,
5.550%, 2-1-14 (C)	1,375	1,486

TOTAL CORPORATE DEBT SECURITIES - 49.73%		$71,213

(Cost: $76,698)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.86%
Federal Home Loan Mortgage Corporation,
3.750%, 6-28-13	420	446
Federal National Mortgage Association,
4.750%, 12-15-10	750	788
		1,234
Mortgage-Backed Obligations - 32.76%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 9-1-32	153	167
6.000%, 11-1-33	308	328
5.500%, 5-1-34	142	151
5.500%, 5-1-34	89	95
5.500%, 6-1-34	1,049	1,103
5.000%, 9-1-34	30	31
5.500%, 9-1-34	90	95
5.000%, 10-1-34	1,150	1,188
5.500%, 10-1-34	258	274
5.500%, 7-1-35	297	312
5.500%, 7-1-35	152	160
5.500%, 10-1-35	2,995	3,133
5.500%, 10-1-35	427	452
5.000%, 11-1-35	2,738	2,839
4.500%, 10-1-37	340	344
6.000%, 10-1-37	2,000	2,111
7.000%, 12-1-37	452	490
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	96	103
6.000%, 9-1-17	63	68
5.500%, 3-1-18	69	73
5.000%, 6-1-18	251	267
5.000%, 7-1-18	91	97
7.500%, 5-1-31	80	90
7.000%, 9-1-31	30	33
7.000%, 11-1-31	58	64
6.500%, 12-1-31	35	38
7.000%, 2-1-32	52	58
7.000%, 3-1-32	63	70
6.500%, 4-1-32	16	17
6.500%, 5-1-32	17	18
6.500%, 7-1-32	47	51
6.500%, 8-1-32	39	43
6.500%, 8-1-32	38	42
6.500%, 9-1-32	67	73
6.500%, 9-1-32	26	29
6.000%, 10-1-32	90	97
6.500%, 10-1-32	80	88
6.000%, 11-1-32	85	92
6.000%, 3-1-33	72	78
5.500%, 4-1-33	120	127
6.000%, 4-1-33	135	143
5.500%, 5-1-33	90	95
6.000%, 10-1-33	142	152
5.500%, 1-1-34	83	87
5.500%, 1-1-34	81	85
6.000%, 1-1-34	317	337
5.500%, 3-1-34	123	131
5.500%, 3-1-34	50	53
5.500%, 4-1-34	130	139
5.500%, 4-1-34	36	37
5.000%, 5-1-34	52	54
5.500%, 5-1-34	100	105
5.000%, 10-1-34	2,335	2,412
5.500%, 10-1-34	3,105	3,248
6.000%, 10-1-34	3,265	3,443
5.500%, 11-1-34	1,209	1,270
6.000%, 11-1-34	419	445
5.000%, 12-1-34	3,022	3,137
5.500%, 1-1-35	471	495
5.500%, 2-1-35	136	143
5.500%, 4-1-35	902	947
5.000%, 7-1-35	164	170
5.000%, 7-1-35	84	87
5.000%, 7-1-35	70	73
5.000%, 7-1-35	37	38
5.500%, 8-1-35	84	88
5.500%, 10-1-35	712	755
5.500%, 11-1-35	960	1,008
5.000%, 2-1-36	485	503
6.000%, 7-1-37	292	309
6.000%, 9-1-37	526	556
5.500%, 3-1-38	879	921
5.000%, 4-1-38	954	987
5.500%, 5-1-38	1,245	1,304
6.000%, 7-1-38	961	1,015
6.000%, 12-1-38	981	1,037
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.877%, 6-17-45 (E)(F)	4,373	165
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 10-1-34	2,000	2,069
5.500%, 10-1-35	1,635	1,716
5.500%, 7-15-38	856	900
5.500%, 10-15-38	645	678
5.500%, 2-15-39	555	583
		46,909

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 33.62%		$48,143

(Cost: $47,103)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.93%
United States Treasury Notes,
1.875%, 7-15-13 (G)	1,290	1,332

Treasury Obligations - 10.27%
United States Treasury Bonds:
5.375%, 2-15-31 (H)	1,775	2,110
4.250%, 5-15-39	4,055	4,196
United States Treasury Notes:
1.000%, 8-31-11	220	220
1.375%, 3-15-12	180	181
2.375%, 8-31-14	2,460	2,470
2.375%, 9-30-14	1,185	1,188
3.625%, 8-15-19	4,235	4,349
		14,714

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 11.20%		$16,046

(Cost: $15,539)

SHORT-TERM SECURITIES

Commercial Paper - 13.08%
Coca-Cola Company (The),
0.140%, 11-9-09	2,000	2,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 10-26-09	5,000	4,999
Hewlett-Packard Company,
0.140%, 10-7-09	4,000	4,000
Kitty Hawk Funding Corp.,
0.200%, 10-2-09	2,000	2,000
McCormick & Co. Inc.,
0.130%, 10-1-09	1,153	1,153
PACCAR Financial Corp.,
0.170%, 10-8-09	3,000	3,000
Sara Lee Corporation,
0.100%, 10-1-09	1,580	1,580
		18,732
Master Note - 4.31%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	6,170	6,170

TOTAL SHORT-TERM SECURITIES - 17.39%		$24,902

(Cost: $24,902)

TOTAL INVESTMENT SECURITIES - 112.14%		$160,585

(Cost: $164,557)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (12.14%)		(17,378)

NET ASSETS - 100.00%		$143,207

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $9,841 or 6.87% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be illiquid under guidelines established by the Board of Trustees.  At September 30, 2009, the total value of these securities amounted to $4,360 or 3.04% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(H)Securities serve as collateral for the following open futures contracts at September 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Long	12-21-09	––*	$5,798	$83
U.S. 30 Year Treasury Bond	Short	12-21-09	––*	(7,768)	(114)
U.S. 5 Year Treasury Note	Short	12-31-09	––*	(2,902)	(34)
U.S. 2 Year Treasury Note	Long	12-31-09	––*	4,339	23

*Not shown due to rounding.				$(533)	$(42)

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$164,727
Gross unrealized appreciation	5,938
Gross unrealized depreciation	(10,080)
Net unrealized depreciation	$(4,142)

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Global Bond Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Bonds	81.88%
Corporate Debt Securities	64.03%
United States Government and Government Agency Obligations	14.03%
Other Government Securities	3.13%
Senior Loans	0.69%
Cash and Cash Equivalents	18.12%

Quality Weightings
Investment Grade	63.86%
AAA	15.26%
AA	1.45%
A	7.49%
BBB	39.66%
Non-Investment Grade	18.02%
BB	13.00%
B	4.37%
Below B	0.65%
Cash and Cash Equivalents	18.12%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Country Weightings
North America	52.68%
United States	45.65%
Canada	5.19%
Other North America(1)	1.84%
Europe	12.91%
United Kingdom	4.47%
Other Europe(2)	8.44%
South America	6.28%
Brazil	4.04%
Other South America(3)	2.24%
Pacific Basin(4)	5.43%
Other(5)	3.33%
Bahamas/Caribbean(6)	1.25%
Cash and Cash Equivalents	18.12%

(1)Includes 1.84% Mexico.

(2)Includes 0.26% Finland, 0.24% France, 0.69% Germany, 0.46% Italy, 1.26% Luxembourg, 1.89% Norway, 0.50% Portugal, 2.65% Russia and 0.49% Switzerland.

 (3)Includes 1.15% Argentina and 1.09% Chile.

 (4)Includes 0.10% China, 1.23% Hong Kong, 1.42% India, 0.94% Indonesia, 0.48% Japan, 0.37% Malaysia and 0.89% Singapore.

 (5)Includes 0.95% Qatar, 1.42% Supranational and 0.96% United Arab Emirates.

 (6)Includes 0.12% Bahamas, 0.34% Bermuda, 0.18% British Virgin Islands and 0.61% Cayman Islands.

Bond Portfolio Characteristics
Average maturity	2.7 years
Effective duration	1.4 years
Weighted average bond rating	A

ILLUSTRATION OF FUND EXPENSES
Ivy Global Bond Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,080.60	0.99%	$5.20
Class B	$1,000	$1,077.70	1.74%	$9.04
Class C	$1,000	$1,077.70	1.74%	$9.04
Class I	$1,000	$1,082.00	0.74%	$3.85
Class Y	$1,000	$1,080.60	0.99%	$5.20
Based on 5% Return(2)
Class A	$1,000	$1,020.11	0.99%	$5.05
Class B	$1,000	$1,016.35	1.74%	$8.77
Class C	$1,000	$1,016.35	1.74%	$8.77
Class I	$1,000	$1,021.36	0.74%	$3.74
Class Y	$1,000	$1,020.11	0.99%	$5.05

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.47%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$500	$508

Agricultural Products - 0.54%
Bunge Limited Finance Corp.:
7.800%, 10-15-12	250	273
5.350%, 4-15-14	300	311
		584
Agriculture - 0.91%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	500	510
COSAN FINANCE LIMITED,
7.000%, 2-1-17	128	122
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	175	154
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13 (B)	200	195
		981
Air Freight & Logistics - 0.52%
FedEx Corporation,
7.375%, 1-15-14	500	564

Banking - 2.53%
Banco BMG S.A.,
8.750%, 7-1-10	183	186
Banco Cruzeiro do Sul S.A.,
7.375%, 4-30-10	500	508
Bank of Tokyo-Mitsubishi, Ltd. (The),
8.400%, 4-15-10	500	515
ICICI Bank Limited:
5.750%, 1-12-12 (C)	500	507
5.750%, 1-12-12	250	253
SB Capital S.A.,
5.930%, 11-14-11	500	518
VTB Capital S.A.,
6.609%, 10-31-12	250	250
		2,737
Beverage / Bottling - 1.39%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (D)	BRL450	241
Miller Brewing Company,
5.500%, 8-15-13	$500	528
Molson Coors Capital Finance,
4.850%, 9-22-10	500	517
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	220
		1,506
Building Products - 0.55%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	600	590

Cable / Media - 0.29%
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	163
Rogers Wireless Inc.,
8.000%, 12-15-12	150	154
		317
Coal & Consumable Fuels - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	500	505

Communications Equipment - 0.48%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (B)	500	521

Conglomerate / Diversified Mfg - 0.95%
Bombardier Inc.,
6.750%, 5-1-12	750	754
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	268
		1,022
Construction Business - 0.47%
Odebrecht Finance Ltd.,
7.500%, 10-18-17	500	510

Consumer Non-Cyclical - 0.19%
Paka Capital Ltd, Convertible,
0.000%, 3-12-13 (B)	200	200

Consumer Products - 0.69%
Clorox Company (The),
5.450%, 10-15-12	700	750

Distillers & Vintners - 0.27%
Diageo Capital plc,
7.375%, 1-15-14	250	290

Diversified Banks - 0.24%
ICICI Bank Limited,
6.625%, 10-3-12	250	258

Diversified Chemicals - 1.02%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,107

Diversified Telecom - 0.24%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	250	260

Electric - 7.79%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	1,000	1,037
Aquila, Inc.,
11.875%, 7-1-12 (E)	500	577
DPL Inc.,
6.875%, 9-1-11	500	539
EDP Finance B.V.,
5.375%, 11-2-12	500	539
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	500	499
FirstEnergy Corp.,
6.450%, 11-15-11	275	297
HQI Transelec Chile S.A.,
7.875%, 4-15-11	112	118
NorthWestern Corporation,
5.875%, 11-1-14	500	527
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,085
PPL Energy Supply, LLC:
6.400%, 11-1-11	500	536
6.300%, 7-15-13	500	537
Southern Power Company,
6.250%, 7-15-12	500	547
TransAlta Corporation,
5.750%, 12-15-13	1,000	1,049
UtiliCorp United Inc.,
7.950%, 2-1-11	500	525
		8,412
Electric Utilities - 1.03%
Monongahela Power Company,
7.950%, 12-15-13 (A)	1,000	1,108

Electronics - 0.47%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	500	504

Energy - 1.94%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)(D)	HKD800	113
CITIC Resources Holdings Limited,
6.750%, 5-15-14	$400	380
Empire Capital Resources Pte. Ltd.,
9.375%, 12-15-11	450	459
Seadrill Ltd., Convertible,
3.625%, 11-8-12	400	367
Subsea 7 Inc., Convertible,
0.000%, 6-29-17 (B)	800	779
		2,098
Environmental & Facilities Services - 0.24%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	258

Finance Companies - 0.92%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (E)	250	194
Diageo Finance B.V.,
5.500%, 4-1-13	250	272
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	500	525
		991
Food Processors - 1.98%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13	1,000	1,043
Cargill, Inc.,
6.375%, 6-1-12 (C)	1,000	1,089
		2,132
Forest Products - 0.73%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	750	791

Gas - Local Distribution - 2.51%
AGL Capital Corporation,
7.125%, 1-14-11	1,000	1,052
DCP Midstream, LLC,
9.700%, 12-1-13 (C)	500	579
National Fuel Gas Company,
6.700%, 11-21-11	1,000	1,076
		2,707
Gas Pipe Lines - 3.63%
KeySpan Corporation,
7.625%, 11-15-10	1,000	1,052
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14	1,000	1,052
Plains All American Pipeline, L.P., PAA Finance Corp.,
7.750%, 10-15-12	1,000	1,117
Transneft,
6.103%, 6-27-12	500	513
Transportadora de Gas del Sur S.A.,
7.875%, 5-14-17	227	195
		3,929
Health Care Facilities - 0.96%
HCA Inc.:
6.750%, 7-15-13	300	287
9.125%, 11-15-14	225	232
HealthSouth Corporation,
10.750%, 6-15-16	475	516
		1,035
Health Care Facilities / Supplies - 0.26%
DASA Finance Corporation,
8.750%, 5-29-18	270	286

Hotels, Resorts & Cruise Lines - 0.24%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	256

Industrial - Other - 0.49%
CCL Finance Limited,
9.500%, 8-15-14 (C)	500	531

Integrated Oil & Gas - 0.35%
Gazstream S.A.,
5.625%, 7-22-13	370	374

Metals / Mining - 4.90%
ALROSA Finance S.A.,
8.875%, 11-17-14	500	485
Anglo American plc,
9.375%, 4-8-14	500	583
Indo Integrated Energy B.V.,
8.500%, 6-1-12	500	496
Raspadskaya Securities Limited,
7.500%, 5-22-12	250	244
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	750	885
Teck Cominco Limited,
7.000%, 9-15-12	500	514
Teck Resources Limited,
9.750%, 5-15-14	500	550
Vedanta Resources plc,
6.625%, 2-22-10	450	455
Xstrata plc,
8.375%, 2-15-11	1,000	1,076
		5,288
Multi-Utilities - 0.97%
Black Hills Corporation,
6.500%, 5-15-13	1,000	1,050

Office Electronics - 0.48%
Xerox Corporation:
7.125%, 6-15-10	250	257
5.500%, 5-15-12	250	263
		520
Oil & Gas - 3.00%
Cenovus Energy Inc.,
4.500%, 9-15-14 (A)	500	511
Petro-Canada,
4.000%, 7-15-13	500	501
Petroleum Geo-Services ASA, Convertible,
2.700%, 12-3-12	800	666
Ras Laffan Liquedied Natural Gas Co. Ltd.,
5.832%, 9-30-16	1,000	1,039
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	500	540
		3,257
Oil & Gas Equipment & Services - 0.53%
Smith International, Inc.,
8.625%, 3-15-14	500	574

Oil & Gas Exploration & Production - 0.50%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	500	537

Oil & Gas Storage & Transportation - 1.95%
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	1,000	1,055
Northern Border Partners, L.P.,
8.875%, 6-15-10	500	526
ONEOK Partners, L.P.,
5.900%, 4-1-12	500	527
		2,108
Oilfield Machinery & Service - 1.45%
Frontier Oil Corporation,
6.625%, 10-1-11	492	492
Weatherford International, Inc.,
5.950%, 6-15-12	1,000	1,072
		1,564
Packaged Foods & Meats - 0.25%
Kraft Foods Inc.,
6.000%, 2-11-13	250	268

Paper / Forest Products - 2.69%
Celulosa Arauco y Constitucion S.A.:
8.625%, 8-15-10	500	524
7.750%, 9-13-11	500	539
International Paper Company,
7.400%, 6-15-14	400	440
Stora Enso Oyj,
7.375%, 5-15-11	275	280
Weyerhaeuser Company,
6.750%, 3-15-12	1,074	1,119
		2,902
Pharmaceuticals - 0.49%
Novartis Capital Corporation,
4.125%, 2-10-14	500	528

Publishing - 0.34%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	364

Railroads - 0.77%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	326
TFM, S.A. de C.V.,
9.375%, 5-1-12	500	507
		833
Restaurants - 0.46%
Arcos Dorados B.V.,
7.500%, 10-1-19 (A)	500	498

Retail Stores - Other - 0.61%
Parkson Retail Group Limited,
7.125%, 5-30-12	650	662

Service - Other - 0.97%
Waste Management, Inc.,
7.375%, 8-1-10	1,000	1,048

Steel - 0.53%
ArcelorMittal,
9.000%, 2-15-15	500	575

Technology - 0.70%
L-3 Communications Corporation,
7.625%, 6-15-12	750	760

Telecommunications - 0.87%
Global Village Telecom,
12.000%, 6-30-11	650	670
Open Joint Stock Company "Vimpel-Communications",
8.375%, 10-22-11	250	265
		935
Tobacco - 0.52%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13	500	574

Trading Companies & Distributors - 0.80%
Noble Group Limited,
8.500%, 5-30-13	800	866

Transportation - 0.44%
PB Issuer Limited, Convertible,
3.300%, 2-1-13	500	470

Transportation - Other - 0.12%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	150	132

Utilities - 2.83%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (D)	BRL1,000	664
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16	$400	292
Duke Energy Field Services, LLC,
7.875%, 8-16-10	500	524
NiSource Finance Corp.,
7.875%, 11-15-10	1,250	1,316
Veolia Environment,
5.250%, 6-3-13	250	262
		3,058
Wireless Telecommunication Service - 1.10%
America Movil, S.A. de C.V.,
5.500%, 3-1-14	500	522
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	200	208
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (D)	RUB6,000	198
VIP Finance Ireland Limited,
8.375%, 4-30-13	$250	260
		1,188

TOTAL CORPORATE DEBT SECURITIES - 64.03%		$69,181

(Cost: $65,057)

OTHER GOVERNMENT SECURITIES

Germany - 0.69%
Bundesobligation,
3.250%, 4-9-10 (D)	EUR500	742

Mexico - 0.18%
United Mexican States Government Bonds,
9.000%, 12-24-09 (D)	MXN2,500	192

Norway - 0.54%
Norway Government Bonds,
6.000%, 5-16-11 (D)	NOK3,200	582

Russia - 0.30%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (D)	RUB10,000	319

Supranational - 1.42%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1-15-12	$500	509
4.875%, 1-15-12 (A)	500	509
Corporacion Andina de Fomento,
7.375%, 1-18-11	500	529
		1,547

TOTAL OTHER GOVERNMENT SECURITIES - 3.13%		$3,382

(Cost: $3,600)

SENIOR LOANS - 0.69%

Consumer Products
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (E)	731	$743
(Cost: $732)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 4.76%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (F)
5.500%, 1-15-38	3,209	444
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	395	410
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 6-25-22	889	69
4.000%, 7-15-23	7,121	887
5.000%, 7-25-23	747	74
4.000%, 12-15-23	2,133	283
4.000%, 2-15-24	3,046	403
4.000%, 4-15-24	3,494	447
5.500%, 1-25-33	1,147	153
6.000%, 4-23-33	2,748	394
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	537	564
5.000%, 8-1-23	289	304
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	840	101
6.000%, 9-16-33	2,106	252
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	344	361
(Cost: $5,689)		$5,146

UNITED STATES GOVERNMENT OBLIGATIONS - 9.27%

Treasury Obligations
United States Treasury Notes,
1.125%, 12-15-11	10,000	$10,013
(Cost: $9,948)

SHORT-TERM SECURITIES

Commercial Paper - 16.31%
Clorox Co.,
0.220%, 10-13-09	1,560	1,560
Coca-Cola Company (The),
0.140%, 11-9-09	2,000	2,000
E.I. du Pont de Nemours and Company,
0.170%, 10-8-09	5,000	5,000
Hewlett-Packard Company,
0.140%, 10-7-09	5,000	4,999
PACCAR Financial Corp.,
0.170%, 10-22-09	3,000	3,000
Sara Lee Corporation,
0.100%, 10-1-09	1,067	1,067
		17,626
Master Note - 1.99%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	2,151	2,151

TOTAL SHORT-TERM SECURITIES - 18.30%		$19,777

(Cost: $19,777)

TOTAL INVESTMENT SECURITIES - 100.18%		$108,242

(Cost: $104,803)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)		(197)

NET ASSETS - 100.00%		$108,045

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Citibank, N.A.	1,015	12-2-09	$––	$142
Buy	Chinese Yuan Renminbi	Citibank, N.A.	27,500	9-19-11	41	––
Sell	Mexican Peso	Citibank, N.A.	2,600	12-24-09	––	8
Sell	Russian Ruble	Citibank, N.A.	17,825	11-20-09	––	87
Sell	Swedish Krona	Bank of America NT & SA	37,100	6-9-10	––	425

					$41	$662

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $3,633 or 3.36% of net assets.

(B)Zero coupon bond.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $3,497 or 3.24% of net assets.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro, HKD - Hong Kong Dollar, MXN - Mexican Peso, NOK - Norwegian Krone and RUB - Russian Ruble).

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	45.65%
Canada	5.19%
United Kingdom	4.47%
Brazil	4.04%
Russia	2.65%
Norway	1.89%
Mexico	1.84%
India	1.42%
Supranational	1.42%
Luxembourg	1.26%
Hong Kong	1.23%
Argentina	1.15%
Chile	1.09%
United Arab Emirates	0.96%
Qatar	0.95%
Indonesia	0.94%
Singapore	0.89%
Germany	0.69%
Cayman Islands	0.61%
Portugal	0.50%
Switzerland	0.49%
Japan	0.48%
Italy	0.46%
Malaysia	0.37%
Bermuda	0.34%
Finland	0.26%
France	0.24%
British Virgin Islands	0.18%
Bahamas	0.12%
China	0.10%
Other+	18.12%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$104,803
Gross unrealized appreciation	4,454
Gross unrealized depreciation	(1,015)
Net unrealized appreciation	$3,439

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Mortgage Securities Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Bonds	94.51%
United States Government and Government Agency Obligations	63.73%
Corporate Debt Securities	30.78%
Cash and Cash Equivalents	5.49%

Lipper Rankings
Category: Lipper U.S. Mortgage Funds	Rank	Percentile
1 Year	92/95	96
3 Year	84/87	96
5 Year	80/83	96
10 Year	53/55	95

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Quality Weightings
Investment Grade	90.51%
AAA	74.85%
AA	7.62%
A	4.50%
BBB	3.54%
Non-Investment Grade	4.00%
BB	3.46%
B	0.33%
Below B	0.21%
Cash and Cash Equivalents	5.49%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Bond Portfolio Characteristics
Average maturity	4.0 years
Effective duration	2.8 years
Weighted average bond rating	AAA

ILLUSTRATION OF FUND EXPENSES
Ivy Mortgage Securities Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,073.20	1.49%	$7.77
Class B	$1,000	$1,067.20	2.70%	$13.95
Class C	$1,000	$1,069.60	2.24%	$11.59
Class E	$1,000	$1,075.10	1.14%	$5.91
Class I	$1,000	$1,076.50	0.93%	$4.88
Class Y	$1,000	$1,075.70	1.12%	$5.81
Based on 5% Return(2)
Class A	$1,000	$1,017.58	1.49%	$7.57
Class B	$1,000	$1,011.53	2.70%	$13.58
Class C	$1,000	$1,013.86	2.24%	$11.28
Class E	$1,000	$1,019.36	1.14%	$5.76
Class I	$1,000	$1,020.42	0.93%	$4.75
Class Y	$1,000	$1,019.47	1.12%	$5.65

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Mortgage Securities Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Car Loan - 1.05%
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	$1,105	$1,077
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (B)	390	386
		1,463
Consumer Finance - 0.19%
Green Tree Financial Corporation,
8.300%, 11-15-19	277	271

Other Mortgage-Backed Securities - 29.14%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (C)	386	202
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12-25-31 (C)	761	311
ABFS Mortgage Loan Trust 2002-4,
7.923%, 12-15-33 (C)	1,105	198
Asset Securitization Corporation (Interest Only):
1.503%, 10-13-26 (A)(C)(D)	3,097	73
8.621%, 8-13-29 (C)(D)	983	159
Associates Manufactured Housing Contract Pass-Through Certificates,
7.900%, 3-15-27	115	115
Banc of America Alternative Loan Trust 2005-10,
5.663%, 11-25-35 (C)	1,105	55
Banc of America Alternative Loan Trust 2005-12,
5.802%, 1-25-36 (C)	1,561	144
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	749	415
Banc of America Alternative Loan Trust 2005-8:
5.569%, 9-25-35 (C)	1,927	208
5.569%, 9-25-35 (C)	384	20
Banc of America Alternative Loan Trust 2006-4:
6.219%, 5-25- 46 (C)	619	107
6.219%, 5-25- 46 (C)	868	49
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,138	883
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,518	499
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,180	188
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	733	293
Banc of America Mortgage Trust 2004-2:
5.000%, 3-25-19	245	168
5.000%, 3-25-19	191	127
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	332	207
4.875%, 4-25-19	178	87
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750	1,748
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	979	976
7.015%, 1-10-28	329	322
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	1,015	671
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (A)	938	324
BlackRock Capital Finance,
7.750%, 9-25-26 (A)	486	146
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (C)	525	508
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(C)	1,304	1,300
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (C)	166	137
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (C)	1,801	1,548
CHL Mortgage Pass-Through Trust 2002-32,
5.548%, 1-25-33 (B)(C)	1,047	734
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.236%, 7-25-37 (C)	637	––	*
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	23	24
COMM 2006-CNL2,
5.756%, 2-5-19 (A)(C)	475	255
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (C)	1,000	1,112
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	208	209
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(C)	1,275	912
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(C)	1,000	290
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (C)	1,034	282
FFCA Secured Lending Corporation:
1.344%, 2-18-22 (B)(C)	1,500	1,206
1.594%, 2-18-22 (B)(C)	1,000	766
First Horizon Mortgage Pass-Through Trust 2003-8,
5.136%, 10-25-33 (C)	323	130
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	733	519
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	1,130	210
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	667	392
5.403%, 4-25-32 (C)	1,037	382
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (B)	902	651
5.250%, 11-25-32 (B)	420	336
GMAC Commercial Mortgage Corporation, Series 2005-C1 Mortgage Pass-Through Certificates,
4.471%, 5-10-43	279	280
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (B)	52	42
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (C)	9	9
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	1,934	928
Impac CMB Trust Series 2003-2F,
6.000%, 1-25-33 (C)	592	262
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (C)	2,500	1,368
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	227	226
J.P. Morgan Mortgage Trust 2004-A3,
4.273%, 7-25-34 (C)	817	434
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (C)	2,130	410
J.P. Morgan Mortgage Trust 2006-A2:
4.439%, 11-25-33 (C)	666	367
4.259%, 8-25-34 (C)	2,031	532
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,149	60
J.P. Morgan Mortgage Trust 2007-A1,
4.684%, 7-25-35 (C)	2,148	166
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(C)	300	131
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (A)	1,000	1,035
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.736%, 9-25-36 (C)	1,982	91
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	2,930	1,713
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	329	296
6.497%, 8-15-37	1,036	866
Morgan Stanley Capital I Trust 2004-TOP15,
4.690%, 6-13- 41	302	306
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.496%, 4-25-17 (C)	186	156
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(C)	680	41
5.880%, 11-28-35 (B)(C)	340	24
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.130%, 11-28-35 (B)(C)(D)	9,915	137
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (B)	2,000	1,640
Oakwood Mortgage Investors, Inc.:
8.100%, 10-15-21 (B)	48	47
7.375%, 8-15-27	53	52
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	543	498
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	476	461
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360	345
5.910%, 1-15-37	700	619
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	1,533	130
PNC Mortgage Acceptance Corp.,
7.300%, 10-12-33	245	253
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (B)(C)	2	2
7.976%, 9-28-24 (A)(C)	12	8
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,299	1,409
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (C)	1,013	218
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	244	85
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.649%, 9-10-35 (B)(C)	811	460
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	282	214
4.500%, 5-25-19	140	97
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (C)	974	166
Structured Asset Mortgage Investments, Inc.:
5.426%, 4-30-30 (C)	15	10
5.426%, 4-30-30 (C)	7	5
Structured Asset Securities Corporation:
6.290%, 11-25-32 (C)	221	69
5.250%, 8-25-33	1,164	716
5.250%, 8-25-33	507	245
5.630%, 5-25-34 (C)	696	291
6.000%, 6-25-34 (C)	2,019	766
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.621%, 12-25-32 (C)	729	458
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.750%, 7-25-37	1,079	324
6.048%, 7-25-37 (C)	684	7
6.061%, 7-25-37 (C)	1,757	87
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (B)	198	130
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (A)	995	444
		40,734
Other Non-Agency REMIC/CMO - 0.40%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (B)	23	––	*
1.700%, 3-25-11 (B)(C)	10	––	*
7.540%, 5-31-17 (B)	––	––	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	315	287
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (C)	1,575	276
		563

TOTAL CORPORATE DEBT SECURITIES - 30.78%		$43,031

(Cost: $89,728)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.30%
Federal National Mortgage Association,
4.750%, 12-15-10 (E)	400	420

Mortgage-Backed Obligations - 63.04%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	452	485
5.500%, 9-1-19	777	829
5.300%, 1-15-33	206	218
5.500%, 5-1-34	1,008	1,071
5.500%, 5-1-34	623	662
6.500%, 5-1-34	580	621
5.000%, 10-1-34	3,010	3,110
5.500%, 10-1-34	779	825
5.000%, 8-1-35	706	732
5.500%, 10-1-35	3,000	3,141
5.500%, 10-1-35	1,264	1,339
5.000%, 12-1-35	581	602
6.500%, 7-1-36	823	878
4.500%, 10-1-37	265	268
6.000%, 10-1-37	2,000	2,111
7.000%, 12-1-37	572	620
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	279	299
5.500%, 2-1-18	278	299
5.000%, 5-1-18	915	976
5.000%, 10-1-18	844	897
5.500%, 9-1-19	218	233
6.000%, 8-1-23	959	1,023
5.500%, 2-1-24	362	384
6.000%, 8-1-29	291	310
7.000%, 11-1-31	144	160
6.500%, 2-1-32	141	153
6.500%, 2-1-32	105	114
6.500%, 2-1-32	90	98
7.000%, 2-1-32	192	213
7.000%, 3-1-32	269	300
6.500%, 4-1-32	55	59
6.500%, 5-1-32	101	110
6.500%, 5-1-32	62	67
6.000%, 9-1-32	110	119
6.500%, 9-1-32	61	66
6.000%, 10-1-32	737	794
6.000%, 10-1-32	723	774
6.500%, 10-1-32	49	53
6.000%, 11-1-32	570	612
6.000%, 11-1-32	347	373
6.000%, 3-1-33	902	971
6.000%, 3-1-33	670	719
6.000%, 3-1-33	196	211
5.500%, 4-1-33	1,302	1,379
5.500%, 5-1-33	376	396
5.500%, 5-1-33	225	238
6.000%, 6-1-33	1,573	1,673
6.000%, 6-1-33	565	601
6.500%, 8-1-33	40	43
6.000%, 10-1-33	214	229
6.000%, 12-1-33	411	441
5.500%, 1-1-34	645	678
5.500%, 1-1-34	496	522
5.000%, 3-1-34	749	777
5.000%, 3-1-34	301	313
5.500%, 4-1-34	435	457
5.000%, 5-1-34	141	146
6.000%, 8-1-34	502	533
5.500%, 9-1-34	867	919
6.000%, 9-1-34	613	651
6.500%, 9-1-34	713	766
5.000%, 10-1-34	3,520	3,635
5.500%, 10-1-34	7,809	8,168
6.000%, 10-1-34	4,065	4,287
5.500%, 11-1-34	482	510
6.000%, 11-1-34	210	223
6.500%, 11-1-34	49	53
5.000%, 12-1-34	953	990
5.500%, 1-1-35	940	988
5.500%, 1-1-35	431	452
5.500%, 2-1-35	1,868	1,978
6.500%, 3-1-35	861	929
5.000%, 7-1-35	626	649
5.500%, 7-1-35	532	558
5.500%, 10-1-35	1,227	1,302
5.500%, 10-1-35	727	771
5.500%, 11-1-35	477	501
5.500%, 2-1-36	1,330	1,389
6.500%, 2-1-36	549	590
6.500%, 6-1-36	919	984
5.500%, 11-1-36	1,259	1,321
6.000%, 11-1-36	1,469	1,555
6.000%, 11-1-36	739	782
6.000%, 5-1-37	790	835
5.500%, 6-1-37	230	241
6.500%, 8-1-37	1,552	1,661
6.000%, 9-1-37	80	84
6.500%, 9-1-37	1,358	1,453
7.000%, 10-1-37	197	215
7.000%, 10-1-37	184	201
5.500%, 3-1-38	202	211
5.500%, 5-1-38	304	319
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
0.825%, 3-16-34 (C)	6,063	170
0.724%, 7-16- 40 (C)	3,009	82
0.100%, 3-16- 42 (C)	10,781	41
0.877%, 6-17- 45 (C)	17,154	646
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	530	539
6.250%, 7-15-24	182	195
5.000%, 7-15-33	770	803
5.000%, 7-15-34	664	691
5.000%, 10-1-34	1,000	1,035
5.500%, 12-15-34	657	693
5.500%, 12-15-34	431	455
5.000%, 1-15-35	1,253	1,303
5.500%, 10-1-35	3,000	3,149
5.000%, 12-15-35	1,513	1,573
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.212%, 2-15-25 (C)	182	198
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	57	62
		88,131

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 63.34%		$88,551

(Cost: $87,048)

UNITED STATES GOVERNMENT OBLIGATIONS - 0.39%

Treasury Obligations
United States Treasury Notes,
4.500%, 3-31-12 (E)	500	541
(Cost: $512)

SHORT-TERM SECURITIES

Commercial Paper - 23.27%
Clorox Co.,
0.220%, 10-13-09	2,000	2,000
Danaher Corporation,
0.150%, 10-26-09	3,000	3,000
E.I. du Pont de Nemours and Company,
0.170%, 10-8-09	6,000	5,999
Merck & Co., Inc.,
0.150%, 10-5-09	5,000	5,000
PACCAR Financial Corp.,
0.160%, 10-15-09	5,200	5,200
Sara Lee Corporation,
0.100%, 10-1-09	1,338	1,338
Straight-A Funding, LLC (Federal Financing Bank):
0.210%, 10-13-09	5,000	5,000
0.190%, 10-21-09	5,000	4,999
		32,536
Master Note - 2.55%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	3,569	3,569

TOTAL SHORT-TERM SECURITIES - 25.82%		$36,105

(Cost: $36,105)

TOTAL INVESTMENT SECURITIES - 120.33%		$168,228

(Cost: $213,393)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (20.33%)		(28,417)

NET ASSETS - 100.00%		$139,811

Notes to Schedule of Investments

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $5,293 or 3.79% of net assets.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $10,190 or 7.29% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Securities serve as collateral for the following open futures contracts at September 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. 30 Year Treasury Bond	Short	12-21-09	--*	$(8,375)	$(122)
U.S. 10 Year Treasury Note	Short	12-21-09	--*	(5,798)	(83)
U.S. 5 Year Treasury Note	Short	12-31-09	--*	(4,063)	(48)
				$(18,236)	$(253)
The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$213,659
Gross unrealized appreciation	2,768
Gross unrealized depreciation	(48,199)
Net unrealized depreciation	$(45,431)

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITES
Ivy Funds

AS OF SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Dividend Opportunities Fund	Ivy Micro Cap Growth Fund		Ivy Small Cap Value Fund	Ivy Value Fund	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund

ASSETS
Investments in unaffiliated securities at market value+	$247,949	$20,091		$188,135	$53,717	$30	$277
Investments in affiliated securities at market value+	––	––		––	––	68,353	140,047

Investments at Market Value	247,949	20,091		188,135	53,717	68,383	140,324

Cash	––	––		––	3	––	–– *
Investment securities sold receivable	––	349		2,578	79	––	––
Dividends and interest receivable	536	––	*	62	101	–– *	–– *
Capital shares sold receivable	814	205		463	94	215	381
Receivable from affiliates	11	35		––	––	––	––
Prepaid and other assets	54	62		32	24	33	38

Total Assets	249,364	20,742		191,270	54,018	68,631	140,743

LIABILITIES
Investment securities purchased payable	2,823	272		898	711	105	382
Capital shares redeemed payable	364	2		223	46	57	115
Trustees' fees payable	11	––	*	15	9	1	2
Overdraft due to custodian	1,718	42		–– *	––	5	––
Distribution and service fees payable	93	4		41	21	1	1
Shareholder servicing payable	78	5		87	30	12	18
Investment management fee payable	140	14		131	30	3	6
Accounting services fee payable	8	1		6	3	2	3
Written options at market value+	––	––		––	51	––	––
Other liabilities	23	13		19	13	19	17

Total Liabilities	5,258	353		1,420	914	205	544

Total Net Assets	$244,106	$20,389		$189,850	$53,104	$68,426	$140,199

NET ASSETS
Capital paid in (shares authorized - unlimited)	$268,872	$16,848		$194,222	$56,476	$89,466	$168,609
Undistributed (distributions in excess of) net investment income	194	(132)		(538)	41	(215)	(310)
Accumulated net realized gain (loss)	(43,512)	382		(31,062)	(8,695)	(24,074)	(20,127)
Net unrealized appreciation (depreciation)	18,552	3,291		27,228	5,282	3,249	(7,973)

Total Net Assets	$244,106	$20,389		$189,850	$53,104	$68,426	$140,199

CAPITAL SHARES OUTSTANDING:
Class A	13,523	1,306		11,964	3,354	8,533	16,197
Class B	814	30		414	170	188	414
Class C	3,310	54		821	228	284	531
Class E	169	N/A		7	6	24	22
Class I	392	10		92	15	24	22
Class Y	1,371	11		1,477	42	133	36
NET ASSET VALUE PER SHARE:
Class A	$12.48	$14.45		$12.88	$13.94	$7.45	$8.14
Class B	$12.38	$14.35		$12.05	$13.63	$7.38	$8.08
Class C	$12.42	$14.38		$12.28	$13.78	$7.40	$8.09
Class E	$12.45	N/A		$13.01	$13.96	$7.47	$8.15
Class I	$12.50	$14.48		$13.27	$13.96	$7.49	$8.17
Class Y	$12.50	$14.46		$13.15	$13.94	$7.47	$8.13
+COST
Investments in unaffiliated securities at cost	$229,397	$16,801		$160,907	$48,450	$30	$277
Investments in affiliated securities at cost	––	––		––	––	65,104	148,020
Written options premiums received at cost	––	––		––	66	––	––

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITES
Ivy Funds

AS OF SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Cundill Global Value Fund	Ivy European Opportunities Fund	Ivy International Balanced Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

ASSETS
Investments in unaffiliated securities at market value+	$337,332	$252,845	$252,349	$498,908	$182,106	$623,590
Investments in affiliated securities at market value+	––	––	––	––	––	2,135
Investments at Market Value	337,332	252,845	252,349	498,908	182,106	625,725
Cash	––	––	––	––	30	––
Cash denominated in foreign currencies at market value+	––	––	––	859	837	1,600
Restricted cash	––	––	––	––	525	––
Unrealized appreciation on forward foreign currency contracts	228	––	155	––	––	––
Investment securities sold receivable	11,379	––	1,781	1,623	––	5,946
Dividends and interest receivable	1,154	1,251	2,797	1,880	1,037	548
Capital shares sold receivable	244	242	468	4,505	253	1,756
Receivable from affiliates	151	––	6	8	1	––
Prepaid and other assets	49	46	31	66	41	54
Total Assets	350,537	254,384	257,587	507,849	184,830	635,629
LIABILITIES
Investment securities purchased payable	1,172	––	6,107	6,184	532	10,919
Unrealized depreciation on forward foreign currency contracts	6,680	––	––	––	––	––
Capital shares redeemed payable	628	525	263	423	285	555
Trustees' fees payable	67	41	19	18	50	27
Overdraft due to custodian	167	25	810	158	––	29
Distribution and service fees payable	110	73	69	120	71	135
Shareholder servicing payable	168	135	88	150	74	213
Investment management fee payable	279	184	142	331	127	485
Accounting services fee payable	9	8	8	12	6	14
Written options at market value+	––	––	––	––	––	221
Other liabilities	52	46	88	469	27	154
Total Liabilities	9,332	1,037	7,594	7,865	1,172	12,752
Total Net Assets	$341,205	$253,347	$249,993	$499,984	$183,658	$622,877
NET ASSETS
Capital paid in (shares authorized - unlimited)	$412,758	$417,148	$303,875	$517,721	$398,286	$616,501
Undistributed (distributions in excess of) net investment income	3,166	2,755	(2,331)	4,337	1,667	46
Accumulated net realized loss	(93,611)	(191,580)	(73,767)	(69,419)	(236,572)	(84,493)
Net unrealized appreciation	18,892	25,024	22,216	47,345	20,277	90,823
Total Net Assets	$341,205	$253,347	$249,993	$499,984	$183,658	$622,877
CAPITAL SHARES OUTSTANDING:
Class A	21,774	8,586	13,216	20,169	4,129	33,824
Class B	1,815	508	587	1,021	180	1,499
Class C	4,049	1,017	1,906	4,379	1,245	2,666
Class E	40	3	83	106	3	8
Class I	492	1,421	2,992	4,474	1,123	6,185
Class Y	938	131	180	5,024	99	641
Advisor Class	174	37	N/A	N/A	N/A	5
NET ASSET VALUE PER SHARE:
Class A	$11.72	$21.74	$13.18	$14.37	$27.61	$13.99
Class B	$11.33	$20.80	$13.07	$13.15	$24.99	$12.29
Class C	$11.34	$20.93	$13.11	$13.16	$24.95	$12.61
Class E	$11.74	$21.83	$13.18	$14.45	$27.64	$14.10
Class I	$11.88	$21.86	$13.24	$14.48	$27.88	$14.26
Class Y	$11.81	$21.84	$13.21	$14.48	$27.69	$14.20
Advisor Class	$11.78	$22.04	N/A	N/A	N/A	$13.69
+COST
Investments in unaffiliated securities at cost	$311,983	$227,839	$230,238	$451,214	$161,893	$531,697
Investments in affiliated securities at cost	––	––	––	––	––	3,304
Cash denominated in foreign currencies at cost	––	––	––	857	839	1,576
Written options premiums received at cost	––	––	––	––	––	296

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITES
Ivy Funds

AS OF SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Balanced Fund	Ivy Global Natural Resources Fund		Ivy Real Estate Securities Fund	Ivy Bond Fund	Ivy Global Bond Fund	Ivy Mortgage Securities Fund

ASSETS
Investments in unaffiliated securities at market value+	$161,373	$4,944,916		$259,956	$160,585	$108,242	$168,228
Investments in affiliated securities at market value+	––	93,450		––	––	––	––
Investments at Market Value	161,373	5,038,366		259,956	160,585	108,242	168,228
Cash	––	––		––	––	18	21
Cash denominated in foreign currencies at market value+	––	––	*	––	––	––	––
Unrealized appreciation on forward foreign currency contracts	––	125		––	––	41	––
Investment securities sold receivable	1,282	58,803		3,013	3,907	531	––
Dividends and interest receivable	551	3,908		770	1,167	1,509	786
Capital shares sold receivable	158	22,513		256	422	1,327	147
Variation margin receivable	––	1,425		––	22	––	17
Receivable from affiliates	––	299		4	4	159	2
Prepaid and other assets	38	156		37	34	33	29
Total Assets	163,402	5,125,595		264,036	166,141	111,860	169,230
LIABILITIES
Investment securities purchased payable	1,065	6,356		1,249	22,171	3,000	28,798
Variation margin payable	––	––		––	4	––	7
Unrealized depreciation on forward foreign currency contracts	––	646		––	––	662	––
Capital shares redeemed payable	483	5,228		694	397	20	251
Distributions payable	––	––		––	43	––	53
Trustees' fees payable	14	334		45	7	1	28
Overdraft due to custodian	76	3,287		10	85	––	––
Distribution and service fees payable	78	1,878		42	56	18	48
Shareholder servicing payable	37	1,816		137	45	18	76
Investment management fee payable	92	3,313		189	60	55	57
Accounting services fee payable	6	23		8	6	4	6
Other liabilities	14	686		31	60	37	95
Total Liabilities	1,865	23,567		2,405	22,934	3,815	29,419
Total Net Assets	$161,537	$5,102,028		$261,631	$143,207	$108,045	$139,811
NET ASSETS
Capital paid in (shares authorized - unlimited)	$147,611	$7,112,982		$351,528	$151,112	$104,998	$216,703
Undistributed (distributions in excess of) net investment income	218	(11,757)		1,787	35	416	(812)
Accumulated net realized loss	(12,195)	(2,605,102)		(110,478)	(3,926)	(191)	(30,662)
Net unrealized appreciation (depreciation)	25,903	605,905		18,794	(4,014)	2,822	(45,418)
Total Net Assets	$161,537	$5,102,028		$261,631	$143,207	$108,045	$139,811
CAPITAL SHARES OUTSTANDING:
Class A	4,946	152,569		11,512	12,264	5,598	15,514
Class B	357	11,605		461	369	672	485
Class C	2,779	60,645		598	1,541	2,262	842
Class E	7	251		35	169	N/A	36
Class I	130	41,491		75	54	1,061	63
Class R	N/A	2,405		20	N/A	N/A	N/A
Class Y	2,297	36,891		6,740	555	1,160	354
Advisor Class	N/A	14		N/A	N/A	N/A	N/A
NET ASSET VALUE PER SHARE:
Class A	$15.37	$17.11		$13.46	$9.58	$10.05	$8.08
Class B	$15.32	$15.49		$13.34	$9.58	$10.05	$8.08
Class C	$15.34	$15.00		$13.38	$9.58	$10.05	$8.08
Class E	$15.38	$17.25		$13.47	$9.58	N/A	$8.08
Class I	$15.39	$17.35		$13.51	$9.58	$10.05	$8.08
Class R	N/A	$17.01		$13.46	N/A	N/A	N/A
Class Y	$15.37	$17.27		$13.46	$9.58	$10.05	$8.08
Advisor Class	N/A	$16.96		N/A	N/A	N/A	N/A
+COST
Investments in unaffiliated securities at cost	$135,471	$4,329,505		$241,162	$164,557	$104,803	$213,393
Investments in affiliated securities at cost	––	93,174		––	––	––	––
Cash denominated in foreign currencies at cost	––	––	*	––	––	––	––

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Dividend Opportunities Fund	Ivy Micro Cap Growth Fund		Ivy Small Cap Value Fund		Ivy Value Fund		Ivy Managed European/ Pacific Fund		Ivy Managed International Opportunities Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$3,042	$4		$998		$562		$––		$––
Dividends from affiliated securities	––	––		––		––		––		83
Foreign dividend withholding tax	(24)	––	*	––		(6)		––		––
Interest and amortization from unaffiliated securities	21	1		17		3		––	*	1
Total Investment Income	3,039	5		1,015		559		––	*	84
EXPENSES
Investment management fee	794	47		681		161		14		29
Distribution and service fees:
Class A	194	11		166		51		67		139
Class B	48	2		23		11		6		15
Class C	199	2		42		13		9		18
Class E	2	N/A		––	*	––	*	––	*	––	*
Class Y	20	––	*	17		1		1		––	*
Shareholder servicing:
Class A	282	20		397		137		57		87
Class B	32	1		26		17		3		5
Class C	59	1		27		12		2		3
Class E	14	N/A		––	*	––	*	––	*	––	*
Class I	3	––	*	1		––	*	––	*	––	*
Class Y	14	––	*	12		1		––	*	––	*
Registration fees	45	61		37		31		33		37
Custodian fees	5	11		8		7		1		2
Trustees' fees	5	––	*	4		2		1		2
Accounting services fee	46	2		35		15		12		18
Legal fees	3	2		2		––	*	––	*	1
Audit fees	14	7		19		12		9		9
Other	41	4		30		12		20		28
Total Expenses	1,820	171		1,527		483		235		393
Less:
Expenses in excess of limit	(11)	(35)		––		––		––		––
Total Net Expenses	1,809	136		1,527		483		235		393
Net Investment Income (Loss)	1,230	(131)		(512)		76		(235)		(309)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(11,535)	390		3,227		(812)		––		––
Investments in affiliated securities	––	––		––		––		(6,874)		(5,509)
Written options	––	––		9		139		––		––
Foreign currency exchange transactions	––	––		5		––		––		––
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	63,534	3,336		39,058		15,880		––		––
Investments in affiliated securities	––	––		––		––		29,314		47,245
Written options	––	––		––		(27)		––		––
Net Realized and Unrealized Gain	51,999	3,726		42,299		15,180		22,440		41,736
Net Increase in Net Assets Resulting from Operations	$53,229	$3,595		$41,787		$15,256		$22,205		$41,427

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Cundill Global Value Fund	Ivy European Opportunities Fund		Ivy International Balanced Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$6,652	$6,011		$3,739	$7,732	$3,432	$6,191
Foreign dividend withholding tax	(622)	(506)		(347)	(581)	(347)	(444)
Interest and amortization from unaffiliated securities	239	6		1,670	32	10	71
Foreign interest withholding tax	––	––		(30)	––	––	––
Total Investment Income	6,269	5,511		5,032	7,183	3,095	5,818
EXPENSES
Investment management fee	1,578	1,093		793	1,532	669	2,417
Distribution and service fees:
Class A	296	204		193	276	100	466
Class B	98	48		36	54	21	74
Class C	222	97		114	211	141	127
Class E	1	––	*	1	2	–– *	–– *
Class Y	10	3		2	45	3	8
Shareholder servicing:
Class A	719	595		352	499	200	916
Class B	75	47		28	37	15	65
Class C	82	50		39	63	92	60
Class E	3	––	*	7	9	–– *	–– *
Class I	5	23		31	40	17	54
Class Y	8	2		2	29	2	6
Advisor Class	1	––	*	N/A	N/A	N/A	–– *
Registration fees	40	40		35	47	34	43
Custodian fees	41	34		50	57	67	220
Trustees' fees	14	9		6	7	9	10
Accounting services fee	52	45		45	59	35	73
Legal fees	4	2		2	3	2	5
Audit fees	22	22		24	21	20	23
Other	60	55		46	69	31	70
Total Expenses	3,331	2,369		1,806	3,060	1,458	4,637
Less:
Expenses in excess of limit	(151)	––		(6)	(8)	(2)	––
Total Net Expenses	3,180	2,369		1,800	3,052	1,456	4,637
Net Investment Income	3,089	3,142		3,232	4,131	1,639	1,181
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	2,275	(27,659)		(49,070)	26,411	(2,621)	14,166
Futures contracts	––	––		––	––	––	(8,114)
Written options	––	––		––	––	––	1,950
Swap agreements	––	––		––	––	––	(3,103)
Forward foreign currency contracts	(10,855)	––		(1,092)	658	(532)	(737)
Foreign currency exchange transactions	40	3		(5,392)	36	16	(87)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	106,988	104,475		121,639	103,231 (1)	51,458	187,745
Investments in affiliated securities	––	––		––	––	––	845
Futures contracts	––	––		––	––	––	38
Written options	––	––		––	––	––	(93)
Forward foreign currency contracts	(3,899)	––		1,757	(382)	241	(282)
Foreign currency exchange transactions	45	72		30	69	42	(3)
Net Realized and Unrealized Gain	94,594	76,891		67,872	130,023	48,604	192,325
Net Increase in Net Assets Resulting from Operations	$97,683	$80,033		$71,104	$134,154	$50,243	$193,506

*Not shown due to rounding.
 (1)Net of India deferred taxes of $405.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Balanced Fund		Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund	Ivy Bond Fund	Ivy Global Bond Fund		Ivy Mortgage Securities Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$1,429		$23,111	$4,961	$11		$––	$––
Foreign dividend withholding tax	(7)		(1,818)	(1)	––		––	––
Interest and amortization from unaffiliated securities	906		956	14	3,391		2,125	4,024
Foreign interest withholding tax	––		(62)	––	––	*	(15)	––
Total Investment Income	2,328		22,187	4,974	3,402		2,110	4,024
EXPENSES
Investment management fee	556		17,452	979	336		263	354
Distribution and service fees:
Class A	90		2,851	163	134		54	158
Class B	25		795	27	18		32	21
Class C	225		3,866	34	67		85	37
Class E	––	*	4	–– *	2		N/A	––	*
Class R	N/A		84	1	N/A		N/A	N/A
Class Y	43		611	92	3		12	4
Shareholder servicing:
Class A	108		4,048	630	178		67	327
Class B	10		359	48	18		7	20
Class C	36		1,099	36	21		13	19
Class E	––	*	29	5	6		N/A	2
Class I	2		428	2	––	*	6	––	*
Class R	N/A		34	–– *	N/A		N/A	N/A
Class Y	27		426	56	2		8	3
Advisor Class	N/A		–– *	N/A	N/A		N/A	N/A
Registration fees	42		97	43	35		38	32
Custodian fees	6		533	8	12		8	12
Trustees' fees	5		105	9	3		1	6
Accounting services fee	35		138	46	34		24	34
Legal fees	3		39	2	2		1	2
Audit fees	12		33	21	15		16	28
Other	21		771	52	25		16	45
Total Expenses	1,246		33,802	2,254	911		651	1,104
Less:
Expenses in excess of limit	––		(301)	(4)	(4)		(159)	(2)
Total Net Expenses	1,246		33,501	2,250	907		492	1,102
Net Investment Income (Loss)	1,082		(11,314)	2,724	2,495		1,618	2,922
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(127)		(282,252)	(42,977)	1,315		41	(7,041)
Investments in affiliated securities	––		(3,496)	––	––		––	––
Futures contracts	––		(70,994)	––	365		––	352
Forward foreign currency contracts	––		(9,160)	––	––		118	––
Foreign currency exchange transactions	––		(1,310)	––	––		(300)	––
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	26,455		1,953,824	142,760	9,924		5,935	13,397
Investments in affiliated securities	––		55,868	––	––		––	––
Futures contracts	––		(9,246)	––	(88)		––	283
Forward foreign currency contracts	––		1,561	––	––		(1,219)	––
Foreign currency exchange transactions	––		584	––	––		6	––
Net Realized and Unrealized Gain	26,328		1,635,379	99,783	11,516		4,581	6,991
Net Increase in Net Assets Resulting from Operations	$27,410		$1,624,065	$102,507	$14,011		$6,199	$9,913

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy Dividend Opportunities Fund		Ivy Micro Cap Growth Fund		Ivy Small Cap Value Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09(1)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,230	$1,859	$(131)	$(9)	$(512)	$(748)
Net realized gain (loss) on investments	(11,535)	(28,939)	390	(9)	3,241	(22,368)
Net change in unrealized appreciation (depreciation)	63,534	(74,397)	3,336	(45)	39,058	(11,150)

Net Increase (Decrease) in Net Assets Resulting from Operations	53,229	(101,477)	3,595	(63)	41,787	(34,266)

Distributions to Shareholders From:
Net investment income:
Class A	(869)	(1,466)	––	––	––	––
Class B	(6)	––	––	––	––	––
Class C	(94)	(113)	––	––	––	––
Class E	(12)	(14)	––	––	––	––
Class I	(42)	(24)	––	––	––	––
Class Y	(102)	(216)	––	––	––	––
Net realized gains:
Class A	––	––	––	––	––	––
Class B	––	––	––	––	––	––
Class C	––	––	––	––	––	––
Class E	––	––	––	––	––	––
Class I	––	––	––	––	––	––
Class Y	––	––	––	––	––	––

Total Distributions to Shareholders	(1,125)	(1,833)	––	––	––	––

Capital Share Transactions	(5,608)	103,758	13,070	3,787	22,978	27,436

Net Increase (Decrease) in Net Assets	46,496	448	16,665	3,724	64,765	(6,830)
Net Assets, Beginning of Period	197,610	197,162	3,724	––	125,085	131,915

Net Assets, End of Period	$244,106	$197,610	$20,389	$3,724	$189,850	$125,085

Undistributed (distributions in excess of) net investment income	$194	$89	$(132)	$ ––	$(538)	$(30)

(1)For the period from February 17, 2009 (commencement of operations) through March 31, 2009.

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy Value Fund		Ivy Managed European/Pacific Fund		Ivy Managed International Opportunities Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09(1)

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$76	$449	$(235)	$1,272	$(309)	$2,992
Net realized loss on investments	(673)	(5,406)	(6,874)	(16,117)	(5,509)	(13,644)
Net change in unrealized appreciation (depreciation)	15,853	(17,945)	29,314	(16,293)	47,245	(46,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,256	(22,902)	22,205	(31,138)	41,427	(57,196)

Distributions to Shareholders From:
Net investment income:
Class A	(98)	(399)	––	(2,182)	––	(4,021)
Class B	––	––	––	(38)	––	(91)
Class C	––	––	––	(62)	––	(115)
Class E	(1)	(1)	––	(7)	––	(6)
Class I	(1)	(1)	––	(7)	––	(7)
Class Y	(2)	(5)	––	(12)	––	(13)
Net realized gains:
Class A	––	––	––	(2,320)	––	(2,030)
Class B	––	––	––	(50)	––	(58)
Class C	––	––	––	(78)	––	(72)
Class E	––	––	––	(7)	––	(3)
Class I	––	––	––	(7)	––	(3)
Class Y	––	––	––	(12)	––	(7)

Total Distributions to Shareholders	(102)	(406)	––	(4,782)	––	(6,426)

Capital Share Transactions	(744)	(3,475)	4,743	19,299	9,197	44,889

Net Increase (Decrease) in Net Assets	14,410	(26,783)	26,948	(16,621)	50,624	(18,733)
Net Assets, Beginning of Period	38,694	65,477	41,478	58,099	89,575	108,308

Net Assets, End of Period	$53,104	$38,694	$68,426	$41,478	$140,199	$89,575

Undistributed (distributions in excess of) net investment income	$41	$67	$(215)	$20	$(310)	$(1)

(1)Distributions from net investment income include $181 of return of capital.

 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy Cundill Global Value Fund		Ivy European Opportunities Fund		Ivy International Balanced Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,089	$4,838	$3,142	$14,577	$3,232	$6,927
Net realized loss on investments	(8,540)	(62,667)	(27,656)	(163,985)	(55,554)	(17,140)
Net change in unrealized appreciation (depreciation)	103,134	(111,474)	104,547	(93,339)	123,426	(121,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	97,683	(169,303)	80,033	(242,747)	71,104	(131,391)

Distributions to Shareholders From:
Net investment income:
Class A	––	(716)	––	(10,436)	(264)	(8,560)
Class B	––	––	––	(583)	(2)	(377)
Class C	––	–– *	––	(1,161)	(29)	(1,252)
Class E	––	––	––	(4)	(2)	(35)
Class I	––	(43)	––	(2,572)	(92)	(2,276)
Class Y	––	(88)	––	(140)	(3)	(91)
Advisor Class	––	(18)	––	(53)	––	––
Net realized gains:
Class A	––	(58)	––	(12,966)	––	(6,552)
Class B	––	––	––	(947)	––	(344)
Class C	––	–– *	––	(1,754)	––	(1,129)
Class E	––	––	––	(4)	––	(33)
Class I	––	(1)	––	(2,786)	––	(1,961)
Class Y	––	(2)	––	(162)	––	(66)
Advisor Class	––	–– *	––	(58)	––	––
Tax return of capital:
Class A	––	––	––	(190)	––	––
Class B	––	––	––	(14)	––	––
Class C	––	––	––	(26)	––	––
Class E	––	––	––	–– *	––	––
Class I	––	––	––	(41)	––	––
Class Y	––	––	––	(2)	––	––
Advisor Class	––	––	––	(1)	––	––

Total Distributions to Shareholders	––	(926)	––	(33,900)	(392)	(22,676)

Capital Share Transactions	(34,400)	(142,877)	(13,093)	(79,657)	(11,066)	(20,253)

Net Increase (Decrease) in Net Assets	63,283	(313,106)	66,940	(356,304)	59,646	(174,320)
Net Assets, Beginning of Period	277,922	591,028	186,407	542,711	190,347	364,667

Net Assets, End of Period	$341,205	$277,922	$253,347	$186,407	$249,993	$190,347

Undistributed (distributions in excess of) net investment income	$3,166	$37	$2,755	$(390)	$(2,331)	$220

*Not shown due to rounding.

 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy International Core Equity Fund		Ivy International Growth Fund		Ivy Pacific Opportunities Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,131	$3,910	$1,639	$1,721	$1,181	$1,372
Net realized gain (loss) on investments	27,105	(95,975)	(3,137)	(39,249)	4,075	(83,045)
Net change in unrealized appreciation (depreciation)	102,918	(64,495)	51,741	(73,483)	188,250	(141,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	134,154	(156,560)	50,243	(111,011)	193,506	(223,436)

Distributions to Shareholders From:
Net investment income:
Class A	––	(2,871)	––	(1,147)	––	––
Class B	––	(63)	––	(8)	––	––
Class C	––	(324)	––	(79)	––	––
Class E	––	(8)	––	(1)	––	––
Class I	––	(732)	––	(269)	––	––
Class Y	––	(182)	––	(24)	––	––
Advisor Class	––	––	––	––	––	––
Net realized gains:
Class A	––	(4,958)	––	––	––	(42,553)
Class B	––	(314)	––	––	––	(1,951)
Class C	––	(1,101)	––	––	––	(3,180)
Class E	––	(27)	––	––	––	(12)
Class I	––	(940)	––	––	––	(5,050)
Class Y	––	(279)	––	––	––	(682)
Advisor Class	––	––	––	––	––	(8)

Total Distributions to Shareholders	––	(11,799)	––	(1,528)	––	(53,436)

Capital Share Transactions	131,106	85,924	5,527	(9,855)	115,725	15,258

Net Increase (Decrease) in Net Assets	265,260	(82,435)	55,770	(122,394)	309,231	(261,614)
Net Assets, Beginning of Period	234,724	317,159	127,888	250,282	313,646	575,260

Net Assets, End of Period	$499,984	$234,724	$183,658	$127,888	$622,877	$313,646

Undistributed (distributions in excess of) net investment income	$4,337	$170	$1,667	$12	$46	$(1,048)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy Balanced Fund		Ivy Global Natural Resources Fund		Ivy Real Estate Securities Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,082	$1,369	$(11,314)	$(10,609)	$2,724	$6,610
Net realized loss on investments	(127)	(11,256)	(367,212)	(2,181,441)	(42,977)	(61,951)
Net change in unrealized appreciation (depreciation)	26,455	(19,988)	2,002,591	(2,511,707)	142,760	(180,131)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,410	(29,875)	1,624,065	(4,703,757)	102,507	(235,472)

Distributions to Shareholders From:
Net investment income:
Class A	(472)	(760)	––	(2,745)	(870)	(3,439)
Class B	(13)	(6)	––	––	(1)	(35)
Class C	(164)	(113)	––	––	(18)	(83)
Class E	(1)	(1)	––	––	(4)	(6)
Class I	(29)	(4)	––	(423)	(10)	(26)
Class R	––	––	––	––	(2)	(4)
Class Y	(241)	(419)	––	(341)	(831)	(2,153)
Advisor Class	––	––	––	–– *	––	––
Net realized gains:
Class A	––	––	––	(458,956)	––	(83)
Class B	––	––	––	(36,369)	––	–– *
Class C	––	––	––	(170,204)	––	(7)
Class E	––	––	––	(576)	––	–– *
Class I	––	––	––	(41,826)	––	(1)
Class R	––	––	––	(4,885)	––	–– *
Class Y	––	––	––	(72,901)	––	(38)
Advisor Class	––	––	––	(41)	––	––

Total Distributions to Shareholders	(920)	(1,303)	––	(789,267)	(1,736)	(5,875)

Capital Share Transactions	(24,552)	94,080	647,791	149,426	(3,481)	5,461

Net Increase (Decrease) in Net Assets	1,938	62,902	2,271,856	(5,343,598)	97,290	(235,886)
Net Assets, Beginning of Period	159,599	96,697	2,830,172	8,173,770	164,341	400,227

Net Assets, End of Period	$161,537	$159,599	$5,102,028	$2,830,172	$261,631	$164,341

Undistributed (distributions in excess of) net investment income	$218	$56	$(11,757)	$867	$1,787	$799

*Not shown due to rounding.

 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds

	Ivy Bond Fund		Ivy Global Bond Fund		Ivy Mortgage Securities Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09(1)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,495	$4,327	$1,618	$1,012	$2,922	$9,601
Net realized gain (loss) on investments	1,680	(4,762)	(141)	(156)	(6,689)	(18,547)
Net change in unrealized appreciation (depreciation)	9,836	(8,255)	4,722	(1,900)	13,680	(27,731)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,011	(8,690)	6,199	(1,044)	9,913	(36,677)

Distributions to Shareholders From:
Net investment income:
Class A	(2,115)	(4,133)	(408)	(407)	(3,369)	(10,499)
Class B	(45)	(86)	(37)	(46)	(86)	(342)
Class C	(216)	(270)	(98)	(91)	(171)	(606)
Class E	(28)	(40)	––	––	(8)	(15)
Class I	(7)	(8)	(79)	(87)	(13)	(14)
Class Y	(49)	(24)	(90)	(103)	(87)	(354)
Net realized gains:
Class A	––	––	––	(330)	––	––
Class B	––	––	––	(65)	––	––
Class C	––	––	––	(126)	––	––
Class E	––	––	––	––	––	––
Class I	––	––	––	(61)	––	––
Class Y	––	––	––	(80)	––	––

Total Distributions to Shareholders	(2,460)	(4,561)	(712)	(1,396)	(3,734)	(11,830)

Capital Share Transactions	14,776	26,689	38,155	66,843	(15,818)	(95,038)

Net Increase (Decrease) in Net Assets	26,327	13,438	43,642	64,403	(9,639)	(143,545)
Net Assets, Beginning of Period	116,880	103,442	64,403	––	149,450	292,995

Net Assets, End of Period	$143,207	$116,880	$108,045	$64,403	$139,811	$149,450

Undistributed (distributions in excess of) net investment income	$35	$––	$416	$(189)	$(812)	$––

(1)For the period from April 4, 2008 (commencement of operations) through March 31, 2009.

 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY DIVIDEND OPPORTUNITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.86	$0.08	(2)	$2.61	(2)	2.69	$(0.07)	$ ––	$(0.07)
Fiscal year ended 3-31-2009	16.05	0.12	(2)	(6.19	)(2)	(6.07)	(0.12)	––	(0.12)
Fiscal year ended 3-31-2008	15.70	0.13	(2)	0.54	(2)	0.67	(0.14)	(0.18)	(0.32)
Fiscal year ended 3-31-2007	14.41	0.17	(2)	1.49	(2)	1.66	(0.18)	(0.19)	(0.37)
Fiscal year ended 3-31-2006	12.13	0.12	(2)	2.30	(2)	2.42	(0.11)	(0.03)	(0.14)
Fiscal year ended 3-31-2005	11.07	0.09		1.10		1.19	(0.09)	(0.04)	(0.13)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.79	0.01	(2)	2.59	(2)	2.60	(0.01)	––	(0.01)
Fiscal year ended 3-31-2009	15.93	0.00		(6.14)		(6.14)	––	––	––
Fiscal year ended 3-31-2008	15.63	(0.03)		0.53		0.50	(0.02)	(0.18)	(0.20)
Fiscal year ended 3-31-2007	14.34	0.05		1.47		1.52	(0.04)	(0.19)	(0.23)
Fiscal year ended 3-31-2006	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)
Fiscal year ended 3-31-2005	11.05	0.02		1.06		1.08	––	(0.04)	(0.04)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.81	0.04	(2)	2.60	(2)	2.64	(0.03)	––	(0.03)
Fiscal year ended 3-31-2009	15.95	0.03	(2)	(6.14	)(2)	(6.11)	(0.03)	––	(0.03)
Fiscal year ended 3-31-2008	15.63	0.00		0.54		0.54	(0.04)	(0.18)	(0.22)
Fiscal year ended 3-31-2007	14.34	0.07		1.47		1.54	(0.06)	(0.19)	(0.25)
Fiscal year ended 3-31-2006	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)
Fiscal year ended 3-31-2005	11.05	0.01		1.07		1.08	––	(0.04)	(0.04)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.84	0.08	(2)	2.60	(2)	2.68	(0.07)	––	(0.07)
Fiscal year ended 3-31-2009	16.01	0.10		(6.17)		(6.07)	(0.10)	––	(0.10)
Fiscal year ended 3-31-2009(5)	15.76	(0.01	)(2)	0.51	(2)	0.50	(0.07)	(0.18)	(0.25)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.88	0.09	(2)	2.62	(2)	2.71	(0.09)	––	(0.09)
Fiscal year ended 3-31-2009	16.07	0.08	(2)	(6.10	)(2)	(6.02)	(0.17)	––	(0.17)
Fiscal year ended 3-31-2009(5)	15.76	0.20		0.47		0.67	(0.18)	(0.18)	(0.36)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.87	0.09	(2)	2.62	(2)	2.71	(0.08)	––	(0.08)
Fiscal year ended 3-31-2009	16.06	0.14	(2)	(6.19	)(2)	(6.05)	(0.14)	––	(0.14)
Fiscal year ended 3-31-2008	15.70	0.14	(2)	0.55	(2)	0.69	(0.15)	(0.18)	(0.33)
Fiscal year ended 3-31-2007	14.41	0.12	(2)	1.55	(2)	1.67	(0.19)	(0.19)	(0.38)
Fiscal year ended 3-31-2006	12.13	0.15	(2)	2.29	(2)	2.44	(0.13)	(0.03)	(0.16)
Fiscal year ended 3-31-2005	11.07	0.11		1.10		1.21	(0.11)	(0.04)	(0.15)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.48	27.25	%(3)	$169		1.45	%(4)	1.22	%(4)	––%		––%		22%
Fiscal year ended 3-31-2009	9.86	-37.92	(3)	133		1.40		1.00		––		––		30
Fiscal year ended 3-31-2008	16.05	4.10	(3)	148		1.37		0.77		––		––		30
Fiscal year ended 3-31-2007	15.70	11.57	(3)	107		1.38		1.16		––		––		24
Fiscal year ended 3-31-2006	14.41	19.99	(3)	61		1.45		0.92		––		––		15
Fiscal year ended 3-31-2005	12.13	10.78	(3)	32		1.59		0.94		––		––		32
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.38	26.54		10		2.53	(4)	0.16	(4)	––		––		22
Fiscal year ended 3-31-2009	9.79	-38.54		9		2.43		-0.04		––		––		30
Fiscal year ended 3-31-2008	15.93	3.09		11		2.34		-0.16		––		––		30
Fiscal year ended 3-31-2007	15.63	10.63		10		2.30		0.29		––		––		24
Fiscal year ended 3-31-2006	14.34	18.94		7		2.32		0.03		––		––		15
Fiscal year ended 3-31-2005	12.09	9.76		6		2.44		0.11		––		––		32
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.42	26.90		41		2.13	(4)	0.56	(4)	––		––		22
Fiscal year ended 3-31-2009	9.81	-38.33		37		2.11		0.39		––		––		30
Fiscal year ended 3-31-2008	15.95	3.32		24		2.15		0.00		––		––		30
Fiscal year ended 3-31-2007	15.63	10.74		19		2.17		0.42		––		––		24
Fiscal year ended 3-31-2006	14.34	18.95		14		2.27		0.08		––		––		15
Fiscal year ended 3-31-2005	12.09	9.76		10		2.42		0.10		––		––		32
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	12.45	27.26	(3)	2		1.37	(4)	1.31	(4)	2.55	(4)	0.13	(4)	22
Fiscal year ended 3-31-2009	9.84	-37.98	(3)	2		1.60		0.78		2.27		0.11		30
Fiscal year ended 3-31-2009(5)	16.01	3.01	(3)	2		2.17	(4)	-0.18	(4)	––		––		30	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	12.50	27.47		5		0.97	(4)	1.85	(4)	––		––		22
Fiscal year ended 3-31-2009	9.88	-37.60		2		0.99		1.75		––		––		30
Fiscal year ended 3-31-2009(5)	16.07	4.08		––	*	1.00	(4)	1.17	(4)	––		––		30	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	12.50	27.44		17		1.25	(4)	1.39	(4)	––		––		22
Fiscal year ended 3-31-2009	9.87	-37.79		15		1.24		1.08		––		––		30
Fiscal year ended 3-31-2008	16.06	4.23		12		1.26		0.78		––		––		30
Fiscal year ended 3-31-2007	15.70	11.65		3		1.29		0.92		––		––		24
Fiscal year ended 3-31-2006	14.41	20.14		1		1.34		1.03		––		––		15
Fiscal year ended 3-31-2005	12.13	10.94		1		1.44		1.09		––		––		32

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MICRO CAP GROWTH FUND
Net Asset Value, Beginning of Period		Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.77	$(0.16	)(2)	$ 4.84 (2)	$ 4.68	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.76	(0.24	)(2)	4.83 (2)	4.59	––	––	––
Fiscal year ended 3-31-2009(5)	10.00	(0.04)		(0.20)	(0.24)	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.76	(0.22	)(2)	4.84 (2)	4.62	––	––	––
Fiscal year ended 3-31-2009(5)	10.00	(0.03)		(0.21)	(0.24)	––	––	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.77	(0.14	)(2)	4.85 (2)	4.71	––	––	––
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.77	(0.16	)(2)	4.85 (2)	4.69	––	––	––
Fiscal year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	––	––	––

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$14.45	47.90	%(3)	$19		2.69	%(4)	-2.59	%(4)	3.41	%(4)	-3.31	%(4)	27%
Fiscal year ended 3-31-2009(5)	9.77	-2.30	(3)	3		2.55	(4)	-2.38	(4)	––		––		5
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	14.35	47.03		––	*	3.98	(4)	-3.87	(4)	4.45	(4)	-4.34	(4)	27
Fiscal year ended 3-31-2009(5)	9.76	-2.40		––	*	3.49	(4)	-3.32	(4)	––		––		5
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	14.38	47.34		1		3.63	(4)	-3.53	(4)	4.10	(4)	-4.00	(4)	27
Fiscal year ended 3-31-2009(5)	9.76	-2.40		––	*	3.24	(4)	-3.07	(4)	––		––		5
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	48.21		––	*	2.38	(4)	-2.25	(4)	2.89	(4)	-2.76	(4)	27
Fiscal year ended 3-31-2009(5)	9.77	-2.30		––	*	1.97	(4)	-1.80	(4)	––		––		5
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.46	48.00		––	*	2.64	(4)	-2.52	(4)	3.10	(4)	-2.98	(4)	27
Fiscal year ended 3-31-2009(5)	9.77	-2.30		––	*	2.21	(4)	-2.03	(4)	––		––		5

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
 (5)For the period from February 17, 2009 (commencement of operations of the class) through March 31, 2009.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP VALUE FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.87	$(0.03	)(1)	$ 3.04	(1)	$ 3.01	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	12.96	(0.06)		(3.03)		(3.09)	––	––	––
Fiscal year ended 3-31-2008	16.22	(0.10)		(2.28)		(2.38)	––	(0.88)	(0.88)
Fiscal year ended 3-31-2007	16.24	(0.03)		1.35		1.32	––	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.88	(0.11)		2.62		2.51	––	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.68	(0.13)		1.52		1.39	––	(1.19)	(1.19)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.29	(0.10	)(1)	2.86	(1)	2.76	––	––	––
Fiscal year ended 3-31-2009	12.34	(0.23)		(2.82)		(3.05)	––	––	––
Fiscal year ended 3-31-2008	15.48	(0.35)		(2.08)		(2.43)	––	(0.71)	(0.71)
Fiscal year ended 3-31-2007	15.72	(0.14)		1.24		1.10	––	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.59	(0.25)		2.53		2.28	––	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.61	(0.23)		1.40		1.17	––	(1.19)	(1.19)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.45	(0.08	)(1)	2.91	(1)	2.83	––	––	––
Fiscal year ended 3-31-2009	12.51	(0.11)		(2.95)		(3.06)	––	––	––
Fiscal year ended 3-31-2008	15.69	(0.28)		(2.14)		(2.42)	––	(0.76)	(0.76)
Fiscal year ended 3-31-2007	15.87	(0.12)		1.28		1.16	––	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.67	(0.21)		2.56		2.35	––	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.63	(0.19)		1.42		1.23	––	(1.19)	(1.19)
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	9.94	0.00	(1)	3.07	(1)	3.07	––	––	––
Fiscal year ended 3-31-2009	12.98	0.01		(3.05)		(3.04)	––	––	––
Fiscal year ended 3-31-2008(5)	16.23	(0.02)		(2.30)		(2.32)	––	(0.93)	(0.93)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.13	0.00	(1)	3.14	(1)	3.14	––	––	––
Fiscal year ended 3-31-2009	13.20	0.02	(1)	(3.09	)(1)	(3.07)	––	––	––
Fiscal year ended 3-31-2008(5)	16.43	(0.01)		(2.26)		(2.27)	––	(0.96)	(0.96)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	(0.01	)(1)	3.11	(1)	3.10	––	––	––
Fiscal year ended 3-31-2009	13.13	(0.01	)(1)	(3.07	)(1)	(3.08)	––	––	––
Fiscal year ended 3-31-2008	16.42	(0.04	)(1)	(2.32	)(1)	(2.36)	––	(0.93)	(0.93)
Fiscal year ended 3-31-2007	16.36	0.03		1.37		1.40	––	(1.34)	(1.34)
Fiscal year ended 3-31-2006	16.92	(0.06)		2.65		2.59	––	(3.15)	(3.15)
Fiscal year ended 3-31-2005	16.68	(0.10)		1.53		1.43	––	(1.19)	(1.19)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.88	30.50	%(2)	$154		1.87	%(3)	-0.61	%(3)	53%
Fiscal year ended 3-31-2009	9.87	-23.84	(2)	106		1.93		-0.54		101
Fiscal year ended 3-31-2008	12.96	-15.19	(2)	104		1.76		-0.63		118
Fiscal year ended 3-31-2007	16.22	8.26	(2)	121		1.74		-0.24		123
Fiscal year ended 3-31-2006	16.24	16.44	(2)	86		1.80		-0.76		157
Fiscal year ended 3-31-2005	16.88	8.23	(2)	66		1.76		-0.79		124
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.05	29.71		5		3.15	(3)	-1.89	(3)	53
Fiscal year ended 3-31-2009	9.29	-24.72		4		3.04		-1.67		101
Fiscal year ended 3-31-2008	12.34	-16.14		5		2.83		-1.69		118
Fiscal year ended 3-31-2007	15.48	7.11		9		2.82		-1.33		123
Fiscal year ended 3-31-2006	15.72	15.28		7		2.84		-1.80		157
Fiscal year ended 3-31-2005	16.59	6.92		5		3.02		-1.88		124
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.28	29.95		10		2.66	(3)	-1.40	(3)	53
Fiscal year ended 3-31-2009	9.45	-24.46		6		2.72		-1.34		101
Fiscal year ended 3-31-2008	12.51	-15.91		8		2.54		-1.40		118
Fiscal year ended 3-31-2007	15.69	7.43		12		2.52		-1.04		123
Fiscal year ended 3-31-2006	15.87	15.64		10		2.54		-1.50		157
Fiscal year ended 3-31-2005	16.67	7.28		8		2.65		-1.53		124
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	13.01	30.89	(2)	––	*	1.29	(3)	-0.03	(3)	53
Fiscal year ended 3-31-2009	9.94	-23.42	(2)	––	*	1.30		0.07		101
Fiscal year ended 3-31-2008(5)	12.98	-14.82	(2)	––	*	1.26	(3)	-0.14	(3)	118	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.27	31.00		1		1.26	(3)	0.01	(3)	53
Fiscal year ended 3-31-2009	10.13	-23.26		1		1.18		0.20		101
Fiscal year ended 3-31-2008(5)	13.20	-14.39		––	*	1.19	(3)	-0.07	(3)	118	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.15	30.85		19		1.42	(3)	-0.12	(3)	53
Fiscal year ended 3-31-2009	10.05	-23.46		8		1.42		-0.06		101
Fiscal year ended 3-31-2008	13.13	-14.89		14		1.39		-0.25		118
Fiscal year ended 3-31-2007	16.42	8.70		21		1.39		0.08		123
Fiscal year ended 3-31-2006	16.36	16.88		24		1.41		-0.37		157
Fiscal year ended 3-31-2005	16.92	8.48		25		1.53		-0.56		124

*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Class is closed to investment.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.

 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY VALUE FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.94	$ 0.03	(1)	$ 4.00	(1)	$ 4.03	$(0.03)	$ ––	$(0.03)
Fiscal year ended 3-31-2009	15.95	0.13		(6.03)		(5.90)	(0.11)	––	(0.11)
Fiscal year ended 3-31-2008	19.04	0.12		(1.85)		(1.73)	(0.12)	(1.24)	(1.36)
Fiscal year ended 3-31-2007	17.17	0.13		2.28		2.41	(0.13)	(0.41)	(0.54)
Fiscal year ended 3-31-2006	16.04	0.10		1.14		1.24	(0.11)	––	(0.11)
Fiscal year ended 3-31-2005	14.54	0.15		1.48		1.63	(0.13)	––	(0.13)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.78	(0.07	)(1)	3.92	(1)	3.85	––	––	––
Fiscal year ended 3-31-2009	15.76	(0.10)		(5.88)		(5.98)	––	––	––
Fiscal year ended 3-31-2008	18.83	(0.09)		(1.80)		(1.89)	––	(1.18)	(1.18)
Fiscal year ended 3-31-2007	17.04	(0.03)		2.23		2.20	––	(0.41)	(0.41)
Fiscal year ended 3-31-2006	15.97	(0.04)		1.12		1.08	(0.01)	––	(0.01)
Fiscal year ended 3-31-2005	14.50	0.03		1.44		1.47	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.86	(0.03	)(1)	3.95	(1)	3.92	––	––	––
Fiscal year ended 3-31-2009	15.83	0.00	(1)	(5.97	)(1)	(5.97)	––	––	––
Fiscal year ended 3-31-2008	18.90	(0.06)		(1.81)		(1.87)	––	(1.20)	(1.20)
Fiscal year ended 3-31-2007	17.08	(0.01)		2.24		2.23	––	(0.41)	(0.41)
Fiscal year ended 3-31-2006	16.00	(0.04)		1.13		1.09	(0.01)	––	(0.01)
Fiscal year ended 3-31-2005	14.51	0.03		1.46		1.49	––	––	––
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	9.95	0.07	(1)	4.01	(1)	4.08	(0.07)	––	(0.07)
Fiscal year ended 3-31-2009	15.97	0.20		(6.04)		(5.84)	(0.18)	––	(0.18)
Fiscal year ended 3-31-2008(5)	19.09	0.18		(1.90)		(1.72)	(0.16)	(1.24)	(1.40)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.95	0.07	(1)	4.02	(1)	4.09	(0.08)	––	(0.08)
Fiscal year ended 3-31-2009	15.97	0.22		(6.04)		(5.82)	(0.20)	––	(0.20)
Fiscal year ended 3-31-2008(5)	19.10	0.20		(1.90)		(1.70)	(0.19)	(1.24)	(1.43)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.95	0.05	(1)	4.00	(1)	4.05	(0.06)	––	(0.06)
Fiscal year ended 3-31-2009	15.96	0.26		(6.11)		(5.85)	(0.16)	––	(0.16)
Fiscal year ended 3-31-2008	19.04	0.16	(1)	(1.85	)(1)	(1.69)	(0.15)	(1.24)	(1.39)
Fiscal year ended 3-31-2007	17.18	0.22	(1)	2.22	(1)	2.44	(0.17)	(0.41)	(0.58)
Fiscal year ended 3-31-2006	16.05	0.13		1.15		1.28	(0.15)	––	(0.15)
Fiscal year ended 3-31-2005	14.54	0.17		1.49		1.66	(0.15)	––	(0.15)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.94	40.58	%(2)	$47		1.97	%(3)	0.46	%(3)	47%
Fiscal year ended 3-31-2009	9.94	-37.09	(2)	34		1.79		0.98		57
Fiscal year ended 3-31-2008	15.95	-9.83	(2)	57		1.52		0.63		66
Fiscal year ended 3-31-2007	19.04	14.12	(2)	73		1.49		0.76		61
Fiscal year ended 3-31-2006	17.17	7.75	(2)	58		1.53		0.65		63
Fiscal year ended 3-31-2005	16.04	11.21	(2)	41		1.47		0.92		81
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.63	39.37		2		3.64	(3)	-1.20	(3)	47
Fiscal year ended 3-31-2009	9.78	-37.94		2		3.08		-0.35		57
Fiscal year ended 3-31-2008	15.76	-10.72		4		2.51		-0.35		66
Fiscal year ended 3-31-2007	18.83	12.99		6		2.46		-0.21		61
Fiscal year ended 3-31-2006	17.04	6.73		5		2.50		-0.33		63
Fiscal year ended 3-31-2005	15.97	10.14		2		2.53		0.07		81
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.78	39.76		3		3.01	(3)	-0.56	(3)	47
Fiscal year ended 3-31-2009	9.86	-37.71		2		2.79		0.01		57
Fiscal year ended 3-31-2008	15.83	-10.56		4		2.41		-0.25		66
Fiscal year ended 3-31-2007	18.90	13.09		5		2.38		-0.12		61
Fiscal year ended 3-31-2006	17.08	6.80		4		2.41		-0.23		63
Fiscal year ended 3-31-2005	16.00	10.27		3		2.42		0.15		81
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	13.96	41.06	(2)	––	*	1.31	(3)	1.12	(3)	47
Fiscal year ended 3-31-2009	9.95	-36.75	(2)	––	*	1.25		1.52		57
Fiscal year ended 3-31-2008(5)	15.97	-9.76	(2)	––	*	1.18	(3)	0.98	(3)	66	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.96	41.15		––	*	1.18	(3)	1.24	(3)	47
Fiscal year ended 3-31-2009	9.95	-36.67		––	*	1.11		1.66		57
Fiscal year ended 3-31-2008(5)	15.97	-9.63		––	*	1.07	(3)	1.09	(3)	66	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.94	40.73		1		1.63	(3)	0.81	(3)	47
Fiscal year ended 3-31-2009	9.95	-36.80		––	*	1.40		1.41		57
Fiscal year ended 3-31-2008	15.96	-9.60		––	*	1.31		0.85		66
Fiscal year ended 3-31-2007	19.04	14.28		––	*	1.29		0.96		61
Fiscal year ended 3-31-2006	17.18	7.99		12		1.31		0.89		63
Fiscal year ended 3-31-2005	16.05	11.44		20		1.34		1.09		81

*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Class is closed to investment.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED EUROPEAN/PACIFIC FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 4.90	$(0.03	)(2)	$ 2.58	(2)	$ 2.55	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	9.81	0.19		(4.46)		(4.27)	(0.31)	(0.33)	(0.64)
Fiscal year ended 3-31-2008(5)	10.00	0.47	(2)	(0.15	)(2)	0.32	(0.51)	––	(0.51)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	4.86	(0.06	)(2)	2.58	(2)	2.52	––	––	––
Fiscal year ended 3-31-2009	9.78	0.12		(4.46)		(4.34)	(0.25)	(0.33)	(0.58)
Fiscal year ended 3-31-2008(5)	10.00	0.44	(2)	(0.21	)(2)	0.23	(0.45)	––	(0.45)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	4.87	(0.05	)(2)	2.58	(2)	2.53	––	––	––
Fiscal year ended 3-31-2009	9.79	0.13		(4.46)		(4.33)	(0.26)	(0.33)	(0.59)
Fiscal year ended 3-31-2008(5)	10.00	0.45	(2)	(0.21	)(2)	0.24	(0.45)	––	(0.45)
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	4.91	(0.02	)(2)	2.58	(2)	2.56	––	––	––
Fiscal year ended 3-31-2009	9.81	0.20		(4.45)		(4.25)	(0.32)	(0.33)	(0.65)
Fiscal year ended 3-31-2008(5)	10.00	0.49	(2)	(0.16	)(2)	0.33	(0.52)	––	(0.52)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	4.92	(0.01	)(2)	2.58	(2)	2.57	––	––	––
Fiscal year ended 3-31-2009	9.82	0.21		(4.45)		(4.24)	(0.33)	(0.33)	(0.66)
Fiscal year ended 3-31-2008(5)	10.00	0.52	(2)	(0.16	)(2)	0.36	(0.54)	––	(0.54)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	4.91	(0.02	)(2)	2.58	(2)	2.56	––	––	––
Fiscal year ended 3-31-2009	9.81	0.19		(4.45)		(4.26)	(0.31)	(0.33)	(0.64)
Fiscal year ended 3-31-2008(5)	10.00	0.49	(2)	(0.16	)(2)	0.33	(0.52)	––	(0.52)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$7.45	52.04	%(3)	$64		0.78	%(4)	-0.78	%(4)	––%		––%		13%
Fiscal year ended 3-31-2009	4.90	-43.93	(3)	39		0.72		2.51		––		––		25
Fiscal year ended 3-31-2008(5)	9.81	2.67	(3)	54		0.88	(4)	6.52	(4)	0.89	(4)	6.51	(4)	––	*
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.38	51.85		1		1.81	(4)	-1.81	(4)	––		––		13
Fiscal year ended 3-31-2009	4.86	-44.75		1		1.70		1.53		––		––		25
Fiscal year ended 3-31-2008(5)	9.78	1.87		1		1.77	(4)	5.43	(4)	1.78	(4)	5.42	(4)	––	*
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.40	51.95		2		1.53	(4)	-1.53	(4)	––		––		13
Fiscal year ended 3-31-2009	4.87	-44.59		1		1.52		1.53		––		––		25
Fiscal year ended 3-31-2008(5)	9.79	1.90		3		1.65	(4)	6.18	(4)	1.66	(4)	6.17	(4)	––	*
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	7.47	52.14	(3)	––	*	0.52	(4)	-0.52	(4)	––		––		13
Fiscal year ended 3-31-2009	4.91	-43.74	(3)	––	*	0.53		2.49		––		––		25
Fiscal year ended 3-31-2008(5)	9.81	2.79	(3)	––	*	0.79	(4)	4.44	(4)	0.80	(4)	4.43	(4)	––	*
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.49	52.24		––	*	0.27	(4)	-0.27	(4)	––		––		13
Fiscal year ended 3-31-2009	4.92	-43.56		––	*	0.27		2.73		––		––		25
Fiscal year ended 3-31-2008(5)	9.82	3.07		––	*	0.55	(4)	4.67	(4)	0.56	(4)	4.66	(4)	––	*
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.47	52.14		1		0.67	(4)	-0.67	(4)	––		––		13
Fiscal year ended 3-31-2009	4.91	-43.84		––	*	0.73		2.45		––		––		25
Fiscal year ended 3-31-2008(5)	9.81	2.77		––	*	0.81	(4)	4.76	(4)	0.82	(4)	4.75	(4)	––	*

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)Class is closed to investment.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 5.62	$(0.02	)(2)	$ 2.54	(2)	$ 2.52	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	10.06	0.21		(4.21)		(4.00)	(0.29)	(0.15)	(0.44)
Fiscal year ended 3-31-2008(5)	10.00	0.35	(2)	0.04	(2)	0.39	(0.33)	––	(0.33)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.59	(0.05	)(2)	2.54	(2)	2.49	––	––	––
Fiscal year ended 3-31-2009	10.04	0.16	(2)	(4.23	)(2)	(4.07)	(0.23)	(0.15)	(0.38)
Fiscal year ended 3-31-2008(5)	10.00	0.33	(2)	(0.02	)(2)	0.31	(0.27)	––	(0.27)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.59	(0.04	)(2)	2.54	(2)	2.50	––	––	––
Fiscal year ended 3-31-2009	10.04	0.15	(2)	(4.22	)(2)	(4.07)	(0.23)	(0.15)	(0.38)
Fiscal year ended 3-31-2008(5)	10.00	0.30	(2)	0.02	(2)	0.32	(0.28)	––	(0.28)
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	5.62	(0.01	)(2)	2.54	(2)	2.53	––	––	––
Fiscal year ended 3-31-2009	10.06	0.23		(4.23)		(4.00)	(0.30)	(0.14)	(0.44)
Fiscal year ended 3-31-2008(5)	10.00	0.38	(2)	0.02	(2)	0.40	(0.34)	––	(0.34)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	5.63	0.00	(2)	2.54	(2)	2.54	––	––	––
Fiscal year ended 3-31-2009	10.07	0.24		(4.21)		(3.97)	(0.32)	(0.15)	(0.47)
Fiscal year ended 3-31-2008(5)	10.00	0.41	(2)	0.02	(2)	0.43	(0.36)	––	(0.36)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	5.61	(0.02	)(2)	2.54	(2)	2.52	––	––	––
Fiscal year ended 3-31-2009	10.06	0.22		(4.22)		(4.00)	(0.30)	(0.15)	(0.45)
Fiscal year ended 3-31-2008(5)	10.00	0.37	(2)	0.03	(2)	0.40	(0.34)	––	(0.34)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.14	44.84	%(3)	$132		0.62	%(4)	-0.48	%(4)	––%		––%		10%
Fiscal year ended 3-31-2009	5.62	-40.20	(3)	84		0.57		2.85		––		––		16
Fiscal year ended 3-31-2008(5)	10.06	3.75	(3)	100		0.67	(4)	4.67	(4)	0.68	(4)	4.66	(4)	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	44.54		3		1.56	(4)	-1.42	(4)	––		––		10
Fiscal year ended 3-31-2009	5.59	-40.93		3		1.41		1.92		––		––		16
Fiscal year ended 3-31-2008(5)	10.04	2.98		4		1.48	(4)	4.05	(4)	1.49	(4)	4.04	(4)	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.09	44.72		4		1.40	(4)	-1.26	(4)	––		––		10
Fiscal year ended 3-31-2009	5.59	-40.91		3		1.35		2.19		––		––		16
Fiscal year ended 3-31-2008(5)	10.04	3.05		4		1.44	(4)	3.70	(4)	1.45	(4)	3.69	(4)	––
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	8.15	45.02	(3)	––	*	0.44	(4)	-0.30	(4)	––		––		10
Fiscal year ended 3-31-2009	5.62	-40.12	(3)	––	*	0.45		2.83		––		––		16
Fiscal year ended 3-31-2008(5)	10.06	3.82	(3)	––	*	0.60	(4)	3.57	(4)	0.61	(4)	3.56	(4)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.17	45.12		––	*	0.18	(4)	-0.04	(4)	––		––		10
Fiscal year ended 3-31-2009	5.63	-39.86		––	*	0.18		3.08		––		––		16
Fiscal year ended 3-31-2008(5)	10.07	4.10		––	*	0.36	(4)	3.81	(4)	0.37	(4)	3.80	(4)	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	44.92		––	*	0.61	(4)	-0.45	(4)	––		––		10
Fiscal year ended 3-31-2009	5.61	-40.21		––	*	0.59		2.56		0.60		2.55		16
Fiscal year ended 3-31-2008(5)	10.06	3.81		––	*	0.64	(4)	3.83	(4)	0.65	(4)	3.82	(4)	––

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)Class is closed to investment.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CUNDILL GLOBAL VALUE FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.55	$ 0.11	(2)	$3.06	(2)	$ 3.17	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	12.97	0.16		(4.55)		(4.39)	(0.03)	–– *	(0.03)
Fiscal year ended 3-31-2008	16.28	0.18		(2.00)		(1.82)	(0.18)	(1.31)	(1.49)
Fiscal year ended 3-31-2007	15.52	0.13		1.49		1.62	(0.11)	(0.75)	(0.86)
Fiscal year ended 3-31-2006	13.79	0.17		2.21		2.38	(0.16)	(0.49)	(0.65)
Fiscal year ended 3-31-2005	12.57	0.04		1.25		1.29	(0.07)	––	(0.07)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.05	(2)	2.97	(2)	3.02	––	––	––
Fiscal year ended 3-31-2009	12.68	0.01		(4.38)		(4.37)	––	––	––
Fiscal year ended 3-31-2008	15.93	0.03	(2)	(1.93	)(2)	(1.90)	(0.04)	(1.31)	(1.35)
Fiscal year ended 3-31-2007	15.23	(0.01)		1.46		1.45	––	(0.75)	(0.75)
Fiscal year ended 3-31-2006	13.54	0.06		2.14		2.20	(0.02)	(0.49)	(0.51)
Fiscal year ended 3-31-2005	12.38	(0.01)		1.17		1.16	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.30	0.07	(2)	2.97	(2)	3.04	––	––	––
Fiscal year ended 3-31-2009	12.62	0.06		(4.38)		(4.32)	––	––	––
Fiscal year ended 3-31-2008	15.88	0.05		(1.92)		(1.87)	(0.08)	(1.31)	(1.39)
Fiscal year ended 3-31-2007	15.16	0.03		1.46		1.49	(0.02)	(0.75)	(0.77)
Fiscal year ended 3-31-2006	13.48	0.08		2.14		2.22	(0.05)	(0.49)	(0.54)
Fiscal year ended 3-31-2005	12.30	(0.02)		1.20		1.18	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.55	0.12	(2)	3.07	(2)	3.19	––	––	––
Fiscal year ended 3-31-2009	12.93	0.10		(4.48)		(4.38)	––	––	––
Fiscal year ended 3-31-2008(6)	16.23	0.02	(2)	(1.87	)(2)	(1.85)	(0.14)	(1.31)	(1.45)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.64	0.12	(2)	3.12	(2)	3.24	––	––	––
Fiscal year ended 3-31-2009	13.11	0.05	(2)	(4.43	)(2)	(4.38)	(0.09)	–– *	(0.09)
Fiscal year ended 3-31-2008(6)	16.29	0.24	(2)	(1.87	)(2)	(1.63)	(0.24)	(1.31)	(1.55)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.58	0.16	(2)	3.07	(2)	3.23	––	––	––
Fiscal year ended 3-31-2009	13.02	0.14	(2)	(4.49	)(2)	(4.35)	(0.09)	–– *	(0.09)
Fiscal year ended 3-31-2008	16.33	0.25	(2)	(2.01	)(2)	(1.76)	(0.24)	(1.31)	(1.55)
Fiscal year ended 3-31-2007	15.56	0.19		1.49		1.68	(0.16)	(0.75)	(0.91)
Fiscal year ended 3-31-2006	13.82	0.19		2.26		2.45	(0.22)	(0.49)	(0.71)
Fiscal year ended 3-31-2005	12.58	0.07		1.29		1.36	(0.12)	––	(0.12)
Advisor Class Shares(5)
Six-month period ended 9-30-2009 (unaudited)	8.56	0.14	(2)	3.08	(2)	3.22	––	––	––
Fiscal year ended 3-31-2009	13.01	0.20		(4.54)		(4.34)	(0.11)	–– *	(0.11)
Fiscal year ended 3-31-2008	16.30	0.25		(1.97)		(1.72)	(0.26)	(1.31)	(1.57)
Fiscal year ended 3-31-2007	15.54	0.21		1.49		1.70	(0.19)	(0.75)	(0.94)
Fiscal year ended 3-31-2006	13.77	0.22		2.23		2.45	(0.19)	(0.49)	(0.68)
Fiscal year ended 3-31-2005	12.54	0.04		1.32		1.36	(0.13)	––	(0.13)

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.72	37.08	%(3)	$255		1.89	%(4)	2.08	%(4)	2.00	%(4)	1.97	%(4)	17%
Fiscal year ended 3-31-2009	8.55	-33.87	(3)	207		1.81		1.26		––		––		43
Fiscal year ended 3-31-2008	12.97	-12.07	(3)	443		1.59		1.05		––		––		39
Fiscal year ended 3-31-2007	16.28	10.71	(3)	688		1.55		0.81		––		––		42
Fiscal year ended 3-31-2006	15.52	17.49	(3)	625		1.62		1.09		––		––		4
Fiscal year ended 3-31-2005	13.79	10.29	(3)	321		1.74		0.08		––		––		5
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	36.34		21		2.91	(4)	1.08	(4)	––		––		17
Fiscal year ended 3-31-2009	8.31	-34.46		17		2.71		0.35		––		––		43
Fiscal year ended 3-31-2008	12.68	-12.83		37		2.48		0.18		––		––		39
Fiscal year ended 3-31-2007	15.93	9.82		59		2.44		-0.07		––		––		42
Fiscal year ended 3-31-2006	15.23	16.43		57		2.51		0.21		––		––		4
Fiscal year ended 3-31-2005	13.54	9.37		37		2.62		-0.86		––		––		5
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.34	36.63		46		2.51	(4)	1.49	(4)	––		––		17
Fiscal year ended 3-31-2009	8.30	-34.23		40		2.42		0.72		––		––		43
Fiscal year ended 3-31-2008	12.62	-12.65		99		2.25		0.37		––		––		39
Fiscal year ended 3-31-2007	15.88	10.03		233		2.21		0.15		––		––		42
Fiscal year ended 3-31-2006	15.16	16.70		211		2.28		0.43		––		––		4
Fiscal year ended 3-31-2005	13.48	9.59		96		2.42		-0.62		––		––		5
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.74	37.31	(3)	––	*	1.59	(4)	2.25	(4)	2.80	(4)	1.04	(4)	17
Fiscal year ended 3-31-2009	8.55	-33.87	(3)	––	*	1.93		0.98		2.72		0.19		43
Fiscal year ended 3-31-2008(6)	12.93	-12.31	(3)	––	*	2.31	(4)	0.29	(4)	––		––		39	(7)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.88	37.50		6		1.33	(4)	2.24	(4)	––		––		17
Fiscal year ended 3-31-2009	8.64	-33.46		4		1.25		1.25		––		––		43
Fiscal year ended 3-31-2008(6)	13.11	-10.93		2		1.21	(4)	1.45	(4)	––		––		39	(7)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.81	37.65		11		1.21	(4)	3.02	(4)	1.57	(4)	2.66	(4)	17
Fiscal year ended 3-31-2009	8.58	-33.44		9		1.19		1.59		1.50		1.28		43
Fiscal year ended 3-31-2008	13.02	-11.73		8		1.20		1.42		1.45		1.17		39
Fiscal year ended 3-31-2007	16.33	11.14		15		1.20		1.18		1.42		0.96		42
Fiscal year ended 3-31-2006	15.56	17.99		17		1.19		1.46		1.46		1.19		4
Fiscal year ended 3-31-2005	13.82	10.90		10		1.20		0.52		1.56		0.16		5
Advisor Class Shares(5)
Six-month period ended 9-30-2009 (unaudited)	11.78	37.62		2		1.20	(4)	2.69	(4)	––		––		17
Fiscal year ended 3-31-2009	8.56	-33.43		1		1.14		1.85		––		––		43
Fiscal year ended 3-31-2008	13.01	-11.54		2		1.05		1.62		––		––		39
Fiscal year ended 3-31-2007	16.30	11.33		3		1.05		1.31		––		––		42
Fiscal year ended 3-31-2006	15.54	18.09		3		1.12		1.57		––		––		4
Fiscal year ended 3-31-2005	13.77	10.86		3		1.23		0.41		––		––		5

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)Class is closed to investment.
(6)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (7)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EUROPEAN OPPORTUNITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$15.08	$ 0.26	(1)	$ 6.40	(1)	$ 6.66	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	34.70	1.18		(18.18)		(17.00)	(1.16)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	40.58	0.60		(1.98)		(1.38)	(0.50)	(4.00)	––
Fiscal year ended 3-31-2007	33.58	0.31		7.11		7.42	(0.42)	––	––
Fiscal year ended 3-31-2006	28.31	0.10		5.37		5.47	(0.20)	––	––
Fiscal year ended 3-31-2005	22.30	(0.03)		6.05		6.02	(0.01)	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	14.50	0.16	(1)	6.14	(1)	6.30	––	––	––
Fiscal year ended 3-31-2009	33.35	1.06	(1)	(17.56	)(1)	(16.50)	(0.89)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	39.14	0.27	(1)	(1.90	)(1)	(1.63)	(0.16)	(4.00)	––
Fiscal year ended 3-31-2007	32.40	0.09		6.78		6.87	(0.13)	––	––
Fiscal year ended 3-31-2006	27.32	(0.11)		5.19		5.08	––	––	––
Fiscal year ended 3-31-2005	21.66	(0.17)		5.83		5.66	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	14.55	0.21	(1)	6.17	(1)	6.38	––	––	––
Fiscal year ended 3-31-2009	33.49	1.02		(17.54)		(16.52)	(0.96)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	39.28	0.32		(1.91)		(1.59)	(0.20)	(4.00)	––
Fiscal year ended 3-31-2007	32.52	0.12		6.81		6.93	(0.17)	––	––
Fiscal year ended 3-31-2006	27.42	(0.09)		5.19		5.10	––	––	––
Fiscal year ended 3-31-2005	21.74	(0.14)		5.82		5.68	––	––	––
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	15.08	0.32	(1)	6.43	(1)	6.75	––	––	––
Fiscal year ended 3-31-2009	34.73	1.09		(18.00)		(16.91)	(1.28)	(1.44)	(0.02)
Fiscal year ended 3-31-2008(5)	40.69	0.73		(2.11)		(1.38)	(0.58)	(4.00)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	15.09	0.35	(1)	6.42	(1)	6.77	––	––	––
Fiscal year ended 3-31-2009	34.80	0.95	(1)	(17.87	)(1)	(16.92)	(1.33)	(1.44)	(0.02)
Fiscal year ended 3-31-2008(5)	40.73	0.35	(1)	(1.61	)(1)	(1.26)	(0.67)	(4.00)	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	15.10	0.30	(1)	6.44	(1)	6.74	––	––	––
Fiscal year ended 3-31-2009	34.75	1.20		(18.14)		(16.94)	(1.25)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	40.61	0.61		(1.91)		(1.30)	(0.56)	(4.00)	––
Fiscal year ended 3-31-2007	33.60	0.44		7.05		7.49	(0.48)	––	––
Fiscal year ended 3-31-2006	28.33	0.18		5.34		5.52	(0.25)	––	––
Fiscal year ended 3-31-2005	22.30	0.09		6.00		6.09	(0.06)	––	––
Advisor Class Shares(4)
Six-month period ended 9-30-2009 (unaudited)	15.22	0.36	(1)	6.46	(1)	6.82	––	––	––
Fiscal year ended 3-31-2009	35.07	1.61		(18.68)		(17.07)	(1.32)	(1.44)	(0.02)
Fiscal year ended 3-31-2008	40.96	0.92		(2.13)		(1.21)	(0.68)	(4.00)	––
Fiscal year ended 3-31-2007	33.88	0.94		6.73		7.67	(0.59)	––	––
Fiscal year ended 3-31-2006	28.55	0.35	(1)	5.32	(1)	5.67	(0.34)	––	––
Fiscal year ended 3-31-2005	22.48	0.21		5.99		6.20	(0.13)	––	––

Total Distributions		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ ––	$21.74	44.16	%(2)	$187		2.15	%(3)	2.76	%(3)	55%
Fiscal year ended 3-31-2009	(2.62)	15.08	-49.74	(2)	136		1.84		4.03		88
Fiscal year ended 3-31-2008	(4.50)	34.70	-4.52	(2)	390		1.58		1.43		65
Fiscal year ended 3-31-2007	(0.42)	40.58	22.17	(2)	389		1.64		0.91		42
Fiscal year ended 3-31-2006	(0.20)	33.58	19.41	(2)	235		1.72		0.35		62
Fiscal year ended 3-31-2005	(0.01)	28.31	27.02	(2)	170		1.79		-0.07		63
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	––	20.80	43.45		11		3.16	(3)	1.81	(3)	55
Fiscal year ended 3-31-2009	(2.35)	14.50	-50.19		8		2.73		3.59		88
Fiscal year ended 3-31-2008	(4.16)	33.35	-5.27		37		2.35		0.68		65
Fiscal year ended 3-31-2007	(0.13)	39.14	21.24		52		2.40		0.27		42
Fiscal year ended 3-31-2006	––	32.40	18.59		44		2.45		-0.30		62
Fiscal year ended 3-31-2005	––	27.32	26.13		40		2.53		-0.73		63
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	––	20.93	43.85		21		2.68	(3)	2.29	(3)	55
Fiscal year ended 3-31-2009	(2.42)	14.55	-50.07		16		2.47		3.55		88
Fiscal year ended 3-31-2008	(4.20)	33.49	-5.16		57		2.26		0.78		65
Fiscal year ended 3-31-2007	(0.17)	39.28	21.33		65		2.32		0.32		42
Fiscal year ended 3-31-2006	––	32.52	18.60		51		2.42		-0.29		62
Fiscal year ended 3-31-2005	––	27.42	26.13		45		2.51		-0.79		63
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	––	21.83	44.76	(2)	––	*	1.43	(3)	3.42	(3)	55
Fiscal year ended 3-31-2009	(2.74)	15.08	-49.46	(2)	––	*	1.36		4.14		88
Fiscal year ended 3-31-2008(5)	(4.58)	34.73	-4.52	(2)	––	*	1.28	(3)	1.78	(3)	65	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.86	44.86		31		1.28	(3)	3.71	(3)	55
Fiscal year ended 3-31-2009	(2.79)	15.09	-49.39		23		1.22		4.08		88
Fiscal year ended 3-31-2008(5)	(4.67)	34.80	-4.24		53		1.17	(3)	1.44	(3)	65	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.84	44.64		3		1.58	(3)	3.21	(3)	55
Fiscal year ended 3-31-2009	(2.71)	15.10	-49.52		2		1.49		4.27		88
Fiscal year ended 3-31-2008	(4.56)	34.75	-4.33		4		1.41		1.60		65
Fiscal year ended 3-31-2007	(0.48)	40.61	22.38		7		1.44		1.14		42
Fiscal year ended 3-31-2006	(0.25)	33.60	19.60		4		1.55		0.60		62
Fiscal year ended 3-31-2005	(0.06)	28.33	27.32		4		1.61		0.53		63
Advisor Class Shares(4)
Six-month period ended 9-30-2009 (unaudited)	––	22.04	44.81		1		1.32	(3)	3.81	(3)	55
Fiscal year ended 3-31-2009	(2.78)	15.22	-49.44		1		1.29		4.55		88
Fiscal year ended 3-31-2008	(4.68)	35.07	-4.12		2		1.15		1.94		65
Fiscal year ended 3-31-2007	(0.59)	40.96	22.76		2		1.19		1.60		42
Fiscal year ended 3-31-2006	(0.34)	33.88	20.00		2		1.25		1.13		62
Fiscal year ended 3-31-2005	(0.13)	28.55	27.64		4		1.36		0.51		63

*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Class is closed to investment.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL BALANCED FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.56	$0.17	(2)	$ 3.47	(2)	$ 3.64	$(0.02)	$ ––	$(0.02)
Fiscal year ended 3-31-2009	16.36	0.33		(6.08)		(5.75)	(0.57)	(0.48)	(1.05)
Fiscal year ended 3-31-2008	16.81	0.37		0.14		0.51	(0.55)	(0.41)	(0.96)
Fiscal year ended 3-31-2007	15.15	0.24	(2)	2.36	(2)	2.60	(0.43)	(0.51)	(0.94)
Fiscal year ended 3-31-2006	14.63	0.29		1.14		1.43	(0.36)	(0.55)	(0.91)
Fiscal year ended 3-31-2005	13.07	0.22		1.69		1.91	(0.28)	(0.07)	(0.35)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.52	0.10	(2)	3.45	(2)	3.55	–– *	––	–– *
Fiscal year ended 3-31-2009	16.31	0.16		(6.01)		(5.85)	(0.46)	(0.48)	(0.94)
Fiscal year ended 3-31-2008	16.77	0.20		0.14		0.34	(0.39)	(0.41)	(0.80)
Fiscal year ended 3-31-2007	15.11	0.07	(2)	2.37	(2)	2.44	(0.27)	(0.51)	(0.78)
Fiscal year ended 3-31-2006	14.59	0.08		1.18		1.26	(0.19)	(0.55)	(0.74)
Fiscal year ended 3-31-2005	13.04	0.03	(2)	1.70	(2)	1.73	(0.11)	(0.07)	(0.18)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.53	0.13	(2)	3.47	(2)	3.60	(0.02)	––	(0.02)
Fiscal year ended 3-31-2009	16.33	0.20		(6.03)		(5.83)	(0.49)	(0.48)	(0.97)
Fiscal year ended 3-31-2008	16.78	0.24		0.15		0.39	(0.43)	(0.41)	(0.84)
Fiscal year ended 3-31-2007	15.12	0.11	(2)	2.37	(2)	2.48	(0.31)	(0.51)	(0.82)
Fiscal year ended 3-31-2006	14.60	0.11		1.19		1.30	(0.23)	(0.55)	(0.78)
Fiscal year ended 3-31-2005	13.04	0.07	(2)	1.69	(2)	1.76	(0.13)	(0.07)	(0.20)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.54	0.18	(2)	3.48	(2)	3.66	(0.02)	––	(0.02)
Fiscal year ended 3-31-2009	16.33	0.28	(2)	(6.05	)(2)	(5.77)	(0.54)	(0.48)	(1.02)
Fiscal year ended 3-31-2008(5)	16.85	0.17	(2)	0.18	(2)	0.35	(0.46)	(0.41)	(0.87)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.57	0.21	(2)	3.49	(2)	3.70	(0.03)	––	(0.03)
Fiscal year ended 3-31-2009	16.38	0.35	(2)	(6.05	)(2)	(5.70)	(0.63)	(0.48)	(1.11)
Fiscal year ended 3-31-2008(5)	16.86	0.30	(2)	0.23	(2)	0.53	(0.60)	(0.41)	(1.01)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.57	0.18	(2)	3.48	(2)	3.66	(0.02)	––	(0.02)
Fiscal year ended 3-31-2009	16.38	0.45		(6.19)		(5.74)	(0.59)	(0.48)	(1.07)
Fiscal year ended 3-31-2008	16.82	0.39		0.14		0.53	(0.56)	(0.41)	(0.97)
Fiscal year ended 3-31-2007	15.15	0.25	(2)	2.37	(2)	2.62	(0.44)	(0.51)	(0.95)
Fiscal year ended 3-31-2006	14.63	0.29	(2)	1.14	(2)	1.43	(0.36)	(0.55)	(0.91)
Fiscal year ended 3-31-2005	13.07	0.24	(2)	1.67	(2)	1.91	(0.28)	(0.07)	(0.35)
Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.18	38.10	%(3)	$174		1.59	%(4)	2.83	%(4)	––%		––%		93%
Fiscal year ended 3-31-2009	9.56	-36.02	(3)	128		1.46		2.45		––		––		22
Fiscal year ended 3-31-2008	16.36	2.84	(3)	260		1.33		2.11		––		––		24
Fiscal year ended 3-31-2007	16.81	17.48	(3)	235		1.38		1.52		––		––		22
Fiscal year ended 3-31-2006	15.15	10.14	(3)	112		1.45		1.94		––		––		27
Fiscal year ended 3-31-2005	14.63	14.81	(3)	97		1.42		1.71		––		––		16
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.07	37.33		8		2.69	(4)	1.77	(4)	––		––		93
Fiscal year ended 3-31-2009	9.52	-36.62		6		2.44		1.48		––		––		22
Fiscal year ended 3-31-2008	16.31	1.85		13		2.28		1.15		––		––		24
Fiscal year ended 3-31-2007	16.77	16.38		12		2.35		0.46		––		––		22
Fiscal year ended 3-31-2006	15.11	8.93		6		2.59		0.73		––		––		27
Fiscal year ended 3-31-2005	14.59	13.37		3		2.64		0.20		––		––		16
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.11	37.74		25		2.23	(4)	2.21	(4)	––		––		93
Fiscal year ended 3-31-2009	9.53	-36.50		20		2.13		1.76		––		––		22
Fiscal year ended 3-31-2008	16.33	2.14		42		2.04		1.34		––		––		24
Fiscal year ended 3-31-2007	16.78	16.64		30		2.12		0.70		––		––		22
Fiscal year ended 3-31-2006	15.12	9.21		9		2.29		0.98		––		––		27
Fiscal year ended 3-31-2005	14.60	13.58		4		2.44		0.44		––		––		16
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	13.18	38.42	(3)	1		1.33	(4)	3.08	(4)	2.59	(4)	1.82	(4)	93
Fiscal year ended 3-31-2009	9.54	-36.11	(3)	1		1.63		2.10		1.84		1.90		22
Fiscal year ended 3-31-2008(5)	16.33	1.92	(3)	1		2.23	(4)	1.00	(4)	––		––		24	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.24	38.64		40		1.02	(4)	3.47	(4)	––		––		93
Fiscal year ended 3-31-2009	9.57	-35.72		34		0.99		2.72		––		––		22
Fiscal year ended 3-31-2008(5)	16.38	2.99		45		0.98	(4)	2.14	(4)	––		––		24	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.21	38.29		2		1.30	(4)	3.10	(4)	––		––		93
Fiscal year ended 3-31-2009	9.57	-35.95		1		1.33		2.75		––		––		22
Fiscal year ended 3-31-2008	16.38	2.96		3		1.26		2.06		––		––		24
Fiscal year ended 3-31-2007	16.82	17.61		2		1.24		1.64		––		––		22
Fiscal year ended 3-31-2006	15.15	10.18		1		1.41		1.99		––		––		27
Fiscal year ended 3-31-2005	14.63	14.84		––	*	1.40		1.72		––		––		16

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL CORE EQUITY FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.54	$ 0.15	(2)	$ 4.68	(2)	$ 4.83	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	17.11	0.17		(7.22)		(7.05)	(0.19)	(0.33)	(0.52)
Fiscal year ended 3-31-2008	17.63	0.10		0.98		1.08	(0.09)	(1.51)	(1.60)
Fiscal year ended 3-31-2007	15.73	0.10	(2)	2.59	(2)	2.69	(0.06)	(0.73)	(0.79)
Fiscal year ended 3-31-2006	11.61	(0.06)		4.18		4.12	––	––	––
Fiscal year ended 3-31-2005	10.14	(0.02)		1.49		1.47	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.77	0.08	(2)	4.30	(2)	4.38	––	––	––
Fiscal year ended 3-31-2009	15.74	0.05		(6.62)		(6.57)	(0.07)	(0.33)	(0.40)
Fiscal year ended 3-31-2008	16.31	(0.02)		0.88		0.86	––	(1.43)	(1.43)
Fiscal year ended 3-31-2007	14.67	0.00	(2)	2.37	(2)	2.37	––	(0.73)	(0.73)
Fiscal year ended 3-31-2006	10.91	(0.12)		3.88		3.76	––	––	––
Fiscal year ended 3-31-2005	9.60	(0.08)		1.39		1.31	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.10	(2)	4.30	(2)	4.40	––	––	––
Fiscal year ended 3-31-2009	15.72	0.10		(6.63)		(6.53)	(0.10)	(0.33)	(0.43)
Fiscal year ended 3-31-2008	16.30	0.00	(2)	0.88	(2)	0.88	––	(1.46)	(1.46)
Fiscal year ended 3-31-2007	14.65	(0.01	)(2)	2.39	(2)	2.38	––	(0.73)	(0.73)
Fiscal year ended 3-31-2006	10.90	(0.02)		3.77		3.75	––	––	––
Fiscal year ended 3-31-2005	9.59	(0.07)		1.38		1.31	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.59	0.16	(2)	4.70	(2)	4.86	––	––	––
Fiscal year ended 3-31-2009	17.05	0.16		(7.20)		(7.04)	(0.09)	(0.33)	(0.42)
Fiscal year ended 3-31-2008(5)	17.63	(0.02)		0.98		0.96	(0.03)	(1.51)	(1.54)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	0.18	(2)	4.72	(2)	4.90	––	––	––
Fiscal year ended 3-31-2009	17.20	0.20		(7.23)		(7.03)	(0.26)	(0.33)	(0.59)
Fiscal year ended 3-31-2008(5)	17.71	0.16		1.01		1.17	(0.17)	(1.51)	(1.68)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.59	0.12	(2)	4.77	(2)	4.89	––	––	––
Fiscal year ended 3-31-2009	17.19	0.19		(7.24)		(7.05)	(0.22)	(0.33)	(0.55)
Fiscal year ended 3-31-2008	17.70	0.15	(2)	0.97	(2)	1.12	(0.12)	(1.51)	(1.63)
Fiscal year ended 3-31-2007	15.79	0.12	(2)	2.59	(2)	2.71	(0.07)	(0.73)	(0.80)
Fiscal year ended 3-31-2006	11.64	(0.06)		4.21		4.15	––	––	––
Fiscal year ended 3-31-2005	10.15	(0.01)		1.50		1.49	––	––	––

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$14.37	50.63	%(3)	$289		1.70	%(4)	2.37	%(4)	––%		––%		53%
Fiscal year ended 3-31-2009	9.54	-41.28	(3)	152		1.64		1.44		––		––		108
Fiscal year ended 3-31-2008	17.11	5.39	(3)	222		1.53		0.65		––		––		101
Fiscal year ended 3-31-2007	17.63	17.35	(3)	161		1.56		0.63		––		––		108
Fiscal year ended 3-31-2006	15.73	35.49	(3)	67		1.82		0.14		––		––		90
Fiscal year ended 3-31-2005	11.61	14.50	(3)	17		1.99		0.09		––		––		106
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.15	49.94		13		2.72	(4)	1.34	(4)	––		––		53
Fiscal year ended 3-31-2009	8.77	-41.84		8		2.55		0.59		––		––		108
Fiscal year ended 3-31-2008	15.74	4.56		16		2.35		-0.09		––		––		101
Fiscal year ended 3-31-2007	16.31	16.39		17		2.35		-0.03		––		––		108
Fiscal year ended 3-31-2006	14.67	34.46		15		2.62		-0.41		––		––		90
Fiscal year ended 3-31-2005	10.91	13.65		20		2.76		-0.58		––		––		106
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.16	50.23		57		2.30	(4)	1.77	(4)	––		––		53
Fiscal year ended 3-31-2009	8.76	-41.64		30		2.29		0.81		––		––		108
Fiscal year ended 3-31-2008	15.72	4.68		45		2.20		-0.02		––		––		101
Fiscal year ended 3-31-2007	16.30	16.48		34		2.29		-0.08		––		––		108
Fiscal year ended 3-31-2006	14.65	34.40		15		2.58		-0.50		––		––		90
Fiscal year ended 3-31-2005	10.90	13.66		7		2.79		-0.63		––		––		106
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	14.45	50.68	(3)	2		1.52	(4)	2.60	(4)	2.80	(4)	1.32	(4)	53
Fiscal year ended 3-31-2009	9.59	-41.34	(3)	1		1.87		1.22		2.74		0.35		108
Fiscal year ended 3-31-2008(5)	17.05	4.70	(3)	1		2.38	(4)	-0.51	(4)	––		––		101	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	51.15		65		1.13	(4)	2.86	(4)	––		––		53
Fiscal year ended 3-31-2009	9.58	-40.98		33		1.12		1.86		––		––		108
Fiscal year ended 3-31-2008(5)	17.20	5.83		23		1.13	(4)	0.69	(4)	––		––		101	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.48	50.99		73		1.38	(4)	1.91	(4)	––		––		53
Fiscal year ended 3-31-2009	9.59	-41.12		11		1.38		1.64		––		––		108
Fiscal year ended 3-31-2008	17.19	5.50		10		1.39		0.77		––		––		101
Fiscal year ended 3-31-2007	17.70	17.47		4		1.45		0.76		––		––		108
Fiscal year ended 3-31-2006	15.79	35.65		1		1.72		0.13		––		––		90
Fiscal year ended 3-31-2005	11.64	14.68		––	*	1.82		0.29		––		––		106

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL GROWTH FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$19.83	$ 0.27	(2)	$ 7.51	(2)	$ 7.78	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	36.27	0.34		(16.52)		(16.18)	(0.26)	––	(0.26)
Fiscal year ended 3-31-2008	34.60	0.15		1.59		1.74	(0.07)	––	(0.07)
Fiscal year ended 3-31-2007	29.74	0.19		4.72		4.91	(0.05)	––	(0.05)
Fiscal year ended 3-31-2006	22.86	0.08		6.97		7.05	(0.17)	––	(0.17)
Fiscal year ended 3-31-2005	21.34	(0.02)		1.54		1.52	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	18.06	0.13	(2)	6.80	(2)	6.93	––	––	––
Fiscal year ended 3-31-2009	33.04	0.03	(2)	(14.98	)(2)	(14.95)	(0.03)	––	(0.03)
Fiscal year ended 3-31-2008	31.79	(0.23	)(2)	1.48	(2)	1.25	––	––	––
Fiscal year ended 3-31-2007	27.58	(0.15	)(2)	4.36	(2)	4.21	––	––	––
Fiscal year ended 3-31-2006	21.30	(0.17	)(2)	6.45	(2)	6.28	––	––	––
Fiscal year ended 3-31-2005	20.12	(0.22	)(2)	1.40	(2)	1.18	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	18.02	0.13	(2)	6.80	(2)	6.93	––	––	––
Fiscal year ended 3-31-2009	32.97	0.05	(2)	(14.94	)(2)	(14.89)	(0.06)	––	(0.06)
Fiscal year ended 3-31-2008	31.71	(0.25)		1.51		1.26	––	––	––
Fiscal year ended 3-31-2007	27.52	(0.15)		4.34		4.19	––	––	––
Fiscal year ended 3-31-2006	21.20	(0.09	)(2)	6.41	(2)	6.32	––	––	––
Fiscal year ended 3-31-2005	20.00	(0.32)		1.52		1.20	––	––	––
Class E Shares(5)
Six-month period ended 9-30-2009 (unaudited)	19.83	0.31	(2)	7.50	(2)	7.81	––	––	––
Fiscal year ended 3-31-2009	36.28	0.37		(16.50)		(16.13)	(0.32)	––	(0.32)
Fiscal year ended 3-31-2008(6)	34.54	0.19		1.67		1.86	(0.12)	––	(0.12)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	19.98	0.31	(2)	7.59	(2)	7.90	––	––	––
Fiscal year ended 3-31-2009	36.57	0.38		(16.60)		(16.22)	(0.37)	––	(0.37)
Fiscal year ended 3-31-2008(6)	34.52	0.10		2.12		2.22	(0.17)	––	(0.17)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	19.86	0.30	(2)	7.53	(2)	7.83	––	––	––
Fiscal year ended 3-31-2009	36.27	0.35		(16.49)		(16.14)	(0.27)	––	(0.27)
Fiscal year ended 3-31-2008	34.59	0.31		1.42		1.73	(0.05)	––	(0.05)
Fiscal year ended 3-31-2007	29.74	0.28		4.63		4.91	(0.06)	––	(0.06)
Fiscal year ended 3-31-2006	22.86	0.18	(2)	6.87	(2)	7.05	(0.17)	––	(0.17)
Fiscal year ended 3-31-2005	21.35	(0.09)		1.60		1.51	––	––	––

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$27.61	39.23	%(3)	$114		1.70	%(4)	2.25	%(4)	––%		––%		38%
Fiscal year ended 3-31-2009	19.83	-44.65	(3)	83		1.57		1.09		––		––		93
Fiscal year ended 3-31-2008	36.27	5.01	(3)	163		1.42		0.35		––		––		103
Fiscal year ended 3-31-2007	34.60	16.51	(3)	165		1.46		0.55		––		––		97
Fiscal year ended 3-31-2006	29.74	30.92	(3)	156		1.59		0.25		––		––		75
Fiscal year ended 3-31-2005	22.86	7.12	(3)	122		1.61		-0.15		––		––		76
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	24.99	38.37		5		2.83	(4)	1.22	(4)	––		––		38
Fiscal year ended 3-31-2009	18.06	-45.25		4		2.62		0.11		––		––		93
Fiscal year ended 3-31-2008	33.04	3.96		10		2.45		-0.67		––		––		103
Fiscal year ended 3-31-2007	31.79	15.23		11		2.55		-0.53		––		––		97
Fiscal year ended 3-31-2006	27.58	29.48		13		2.74		-0.72		––		––		75
Fiscal year ended 3-31-2005	21.30	5.87		17		2.75		-1.09		––		––		76
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	24.95	38.46		31		2.76	(4)	1.23	(4)	––		––		38
Fiscal year ended 3-31-2009	18.02	-45.19		24		2.54		0.16		––		––		93
Fiscal year ended 3-31-2008	32.97	3.97		53		2.42		-0.65		––		––		103
Fiscal year ended 3-31-2007	31.71	15.23		57		2.54		-0.53		––		––		97
Fiscal year ended 3-31-2006	27.52	29.81		56		2.43		-0.39		––		––		75
Fiscal year ended 3-31-2005	21.20	6.00		9		2.64		-1.14		––		––		76
Class E Shares(5)
Six-month period ended 9-30-2009 (unaudited)	27.64	39.39	(3)	––	*	1.42	(4)	2.52	(4)	––		––		38
Fiscal year ended 3-31-2009	19.83	-44.52	(3)	––	*	1.34		1.31		––		––		93
Fiscal year ended 3-31-2008(6)	36.28	5.34	(3)	––	*	1.27	(4)	0.49	(4)	––		––		103	(7)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	27.88	39.54		31		1.23	(4)	2.50	(4)	––		––		38
Fiscal year ended 3-31-2009	19.98	-44.42		15		1.18		1.37		––		––		93
Fiscal year ended 3-31-2008(6)	36.57	6.39		21		1.15	(4)	0.32	(4)	––		––		103	(7)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	27.69	39.43		3		1.42	(4)	2.50	(4)	1.54	(4)	2.38	(4)	38
Fiscal year ended 3-31-2009	19.86	-44.55		2		1.43		1.21		1.50		1.14		93
Fiscal year ended 3-31-2008	36.27	4.99		3		1.44		0.31		––		––		103
Fiscal year ended 3-31-2007	34.59	16.50		5		1.46		0.65		––		––		97
Fiscal year ended 3-31-2006	29.74	30.95		6		1.58		0.81		––		––		75
Fiscal year ended 3-31-2005	22.86	7.07		––	*	1.66		-0.33		––		––		76

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)Class is closed to investment.
(6)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (7)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PACIFIC OPPORTUNITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.86	$ 0.03	(1)	$ 5.10	(1)	$ 5.13	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	17.61	0.05		(6.96)		(6.91)	––	(1.84)	(1.84)
Fiscal year ended 3-31-2008	16.91	(0.01)		2.80		2.79	(0.05)	(2.04)	(2.09)
Fiscal year ended 3-31-2007	14.32	(0.02)		3.23		3.21	(0.01)	(0.61)	(0.62)
Fiscal year ended 3-31-2006	10.61	0.02	(1)	3.83	(1)	3.85	(0.04)	(0.10)	(0.14)
Fiscal year ended 3-31-2005	9.55	(0.07)		1.13		1.06	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.83	(0.04	)(1)	4.50	(1)	4.46	––	––	––
Fiscal year ended 3-31-2009	16.01	(0.09)		(6.30)		(6.39)	––	(1.79)	(1.79)
Fiscal year ended 3-31-2008	15.49	(0.19)		2.56		2.37	––	(1.85)	(1.85)
Fiscal year ended 3-31-2007	13.29	(0.07)		2.88		2.81	––	(0.61)	(0.61)
Fiscal year ended 3-31-2006	9.91	(0.06	)(1)	3.54	(1)	3.48	––	(0.10)	(0.10)
Fiscal year ended 3-31-2005	9.01	(0.13)		1.03		0.90	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.01	(0.02	)(1)	4.62	(1)	4.60	––	––	––
Fiscal year ended 3-31-2009	16.27	(0.09)		(6.37)		(6.46)	––	(1.80)	(1.80)
Fiscal year ended 3-31-2008	15.73	(0.14)		2.58		2.44	––	(1.90)	(1.90)
Fiscal year ended 3-31-2007	13.45	(0.08)		2.97		2.89	––	(0.61)	(0.61)
Fiscal year ended 3-31-2006	10.01	(0.06	)(1)	3.60	(1)	3.54	––	(0.10)	(0.10)
Fiscal year ended 3-31-2005	9.09	(0.09)		1.01		0.92	––	––	––
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	8.90	0.06	(1)	5.14	(1)	5.20	––	––	––
Fiscal year ended 3-31-2009	17.62	0.07		(6.93)		(6.86)	––	(1.86)	(1.86)
Fiscal year ended 3-31-2008(5)	16.88	0.06		2.82		2.88	(0.10)	(2.04)	(2.14)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.00	0.07	(1)	5.19	(1)	5.26	––	––	––
Fiscal year ended 3-31-2009	17.77	0.10	(1)	(7.00	)(1)	(6.90)	––	(1.87)	(1.87)
Fiscal year ended 3-31-2008(5)	17.00	(0.03	)(1)	2.98	(1)	2.95	(0.14)	(2.04)	(2.18)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.98	0.05	(1)	5.17	(1)	5.22	––	––	––
Fiscal year ended 3-31-2009	17.75	0.08		(6.99)		(6.91)	––	(1.86)	(1.86)
Fiscal year ended 3-31-2008	17.03	0.01		2.83		2.84	(0.08)	(2.04)	(2.12)
Fiscal year ended 3-31-2007	14.41	0.02		3.26		3.28	(0.05)	(0.61)	(0.66)
Fiscal year ended 3-31-2006	10.67	0.04	(1)	3.87	(1)	3.91	(0.07)	(0.10)	(0.17)
Fiscal year ended 3-31-2005	9.58	(0.04)		1.13		1.09	––	––	––
Advisor Class Shares(4)
Six-month period ended 9-30-2009 (unaudited)	8.64	0.07	(1)	4.98	(1)	5.05	––	––	––
Fiscal year ended 3-31-2009	17.19	0.15		(6.82)		(6.67)	––	(1.88)	(1.88)
Fiscal year ended 3-31-2008	16.54	0.09		2.76		2.85	(0.16)	(2.04)	(2.20)
Fiscal year ended 3-31-2007	14.01	0.09		3.15		3.24	(0.10)	(0.61)	(0.71)
Fiscal year ended 3-31-2006	10.38	0.14	(1)	3.70	(1)	3.84	(0.11)	(0.10)	(0.21)
Fiscal year ended 3-31-2005	9.28	(0.01)		1.11		1.10	––	––	––

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.99	57.90	%(2)	$473		1.92	%(3)	0.47	%(3)	43%
Fiscal year ended 3-31-2009	8.86	-38.76	(2)	239		1.92		0.37		112
Fiscal year ended 3-31-2008	17.61	14.30	(2)	471		1.74		-0.08		96
Fiscal year ended 3-31-2007	16.91	22.60	(2)	375		1.84		-0.14		74
Fiscal year ended 3-31-2006	14.32	36.51	(2)	191		1.95		0.24		87
Fiscal year ended 3-31-2005	10.61	11.10	(2)	64		2.22		-0.80		87
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.29	56.96		18		3.06	(3)	-0.66	(3)	43
Fiscal year ended 3-31-2009	7.83	-39.46		10		3.07		-0.77		112
Fiscal year ended 3-31-2008	16.01	13.16		21		2.74		-1.05		96
Fiscal year ended 3-31-2007	15.49	21.33		20		2.88		-1.15		74
Fiscal year ended 3-31-2006	13.29	35.26		11		2.91		-0.51		87
Fiscal year ended 3-31-2005	9.91	9.99		6		3.06		-1.57		87
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.61	57.43		34		2.65	(3)	-0.30	(3)	43
Fiscal year ended 3-31-2009	8.01	-39.22		16		2.69		-0.36		112
Fiscal year ended 3-31-2008	16.27	13.36		38		2.49		-0.82		96
Fiscal year ended 3-31-2007	15.73	21.68		34		2.60		-0.87		74
Fiscal year ended 3-31-2006	13.45	35.51		18		2.75		-0.50		87
Fiscal year ended 3-31-2005	10.01	10.12		7		3.06		-1.68		87
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	14.10	58.43	(2)	––	*	1.44	(3)	1.02	(3)	43
Fiscal year ended 3-31-2009	8.90	-38.43	(2)	––	*	1.44		0.79		112
Fiscal year ended 3-31-2008(5)	17.62	14.79	(2)	––	*	1.43	(3)	0.26	(3)	96	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	14.26	58.44		88		1.30	(3)	1.07	(3)	43
Fiscal year ended 3-31-2009	9.00	-38.34		45		1.31		0.81		112
Fiscal year ended 3-31-2008(5)	17.77	15.10		38		1.31	(3)	0.06	(3)	96	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	14.20	58.13		9		1.58	(3)	0.77	(3)	43
Fiscal year ended 3-31-2009	8.98	-38.47		4		1.57		0.69		112
Fiscal year ended 3-31-2008	17.75	14.48		7		1.55		0.06		96
Fiscal year ended 3-31-2007	17.03	22.95		8		1.58		0.11		74
Fiscal year ended 3-31-2006	14.41	36.90		4		1.68		0.46		87
Fiscal year ended 3-31-2005	10.67	11.38		1		1.88		-0.47		87
Advisor Class Shares(4)
Six-month period ended 9-30-2009 (unaudited)	13.69	58.45		––	*	1.27	(3)	1.20	(3)	43
Fiscal year ended 3-31-2009	8.64	-38.31		––	*	1.27		1.09		112
Fiscal year ended 3-31-2008	17.19	14.86		––	*	1.22		0.46		96
Fiscal year ended 3-31-2007	16.54	23.33		––	*	1.28		0.55		74
Fiscal year ended 3-31-2006	14.01	37.28		––	*	1.42		1.12		87
Fiscal year ended 3-31-2005	10.38	11.85		––	*	1.56		-0.06		87

*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Class is closed to investment.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Ivy Funds
FINANCIAL HIGHLIGHTS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BALANCED FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.01	$0.11	(1)	$ 2.35	(1)	$ 2.46	$(0.10)	$ ––	$(0.10)
Fiscal year ended 3-31-2009	16.64	0.16		(3.63)		(3.47)	(0.16)	––	(0.16)
Fiscal year ended 3-31-2008	16.18	0.20		0.97		1.17	(0.20)	(0.51)	(0.71)
Fiscal year ended 3-31-2007	15.22	0.16		0.98		1.14	(0.18)	––	(0.18)
Fiscal year ended 3-31-2006	14.00	0.15		1.21		1.36	(0.14)	––	(0.14)
Fiscal year ended 3-31-2005	13.35	0.14		0.65		0.79	(0.14)	––	(0.14)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	12.97	0.05	(1)	2.34	(1)	2.39	(0.04)	––	(0.04)
Fiscal year ended 3-31-2009	16.60	0.04		(3.64)		(3.60)	(0.03)	––	(0.03)
Fiscal year ended 3-31-2008	16.14	0.04		0.97		1.01	(0.04)	(0.51)	(0.55)
Fiscal year ended 3-31-2007	15.18	0.01		0.98		0.99	(0.03)	––	(0.03)
Fiscal year ended 3-31-2006	13.98	0.00		1.21		1.21	(0.01)	––	(0.01)
Fiscal year ended 3-31-2005	13.33	0.01		0.64		0.65	–– *	––	–– *
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	12.98	0.06	(1)	2.35	(1)	2.41	(0.05)	––	(0.05)
Fiscal year ended 3-31-2009	16.61	0.07	(1)	(3.64	)(1)	(3.57)	(0.06)	––	(0.06)
Fiscal year ended 3-31-2008	16.15	0.07		0.97		1.04	(0.07)	(0.51)	(0.58)
Fiscal year ended 3-31-2007	15.20	0.04		0.97		1.01	(0.06)	––	(0.06)
Fiscal year ended 3-31-2006	13.98	0.03		1.20		1.23	(0.01)	––	(0.01)
Fiscal year ended 3-31-2005	13.34	0.03		0.63		0.66	(0.02)	––	(0.02)
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	13.02	0.12	(1)	2.35	(1)	2.47	(0.11)	––	(0.11)
Fiscal year ended 3-31-2009	16.65	0.21		(3.65)		(3.44)	(0.19)	––	(0.19)
Fiscal year ended 3-31-2008(5)	16.21	0.24		0.94		1.18	(0.23)	(0.51)	(0.74)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.01	0.07	(1)	2.43	(1)	2.50	(0.12)	––	(0.12)
Fiscal year ended 3-31-2009	16.65	0.09		(3.52)		(3.43)	(0.21)	––	(0.21)
Fiscal year ended 3-31-2008(5)	16.21	0.26		0.95		1.21	(0.26)	(0.51)	(0.77)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.01	0.13	(1)	2.34	(1)	2.47	(0.11)	––	(0.11)
Fiscal year ended 3-31-2009	16.64	0.19		(3.65)		(3.46)	(0.17)	––	(0.17)
Fiscal year ended 3-31-2008	16.18	0.22		0.97		1.19	(0.22)	(0.51)	(0.73)
Fiscal year ended 3-31-2007	15.22	0.18		0.98		1.16	(0.20)	––	(0.20)
Fiscal year ended 3-31-2006	14.00	0.17		1.21		1.38	(0.16)	––	(0.16)
Fiscal year ended 3-31-2005	13.35	0.17		0.65		0.82	(0.17)	––	(0.17)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$15.37	18.91	%(2)	$76		1.41	%(3)	1.51	%(3)	26%
Fiscal year ended 3-31-2009	13.01	-20.98	(2)	68		1.36		1.12		57
Fiscal year ended 3-31-2008	16.64	7.05	(2)	63		1.38		1.16		9
Fiscal year ended 3-31-2007	16.18	7.53	(2)	59		1.39		1.03		23
Fiscal year ended 3-31-2006	15.22	9.71	(2)	57		1.42		1.00		49
Fiscal year ended 3-31-2005	14.00	5.90	(2)	54		1.53		1.02		37
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	15.32	18.43		5		2.27	(3)	0.64	(3)	26
Fiscal year ended 3-31-2009	12.97	-21.73		4		2.28		0.22		57
Fiscal year ended 3-31-2008	16.60	6.08		3		2.30		0.24		9
Fiscal year ended 3-31-2007	16.14	6.49		3		2.39		0.03		23
Fiscal year ended 3-31-2006	15.18	8.62		2		2.41		0.01		49
Fiscal year ended 3-31-2005	13.98	4.90		2		2.52		0.06		37
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	15.34	18.62		43		2.01	(3)	0.93	(3)	26
Fiscal year ended 3-31-2009	12.98	-21.53		49		1.96		0.49		57
Fiscal year ended 3-31-2008	16.61	6.27		4		2.11		0.42		9
Fiscal year ended 3-31-2007	16.15	6.67		3		2.16		0.27		23
Fiscal year ended 3-31-2006	15.20	8.80		2		2.25		0.21		49
Fiscal year ended 3-31-2005	13.98	4.98		1		2.38		0.19		37
Class E Shares(4)
Six-month period ended 9-30-2009 (unaudited)	15.38	19.05	(2)	––	*	1.13	(3)	1.79	(3)	26
Fiscal year ended 3-31-2009	13.02	-20.77	(2)	––	*	1.12		1.38		57
Fiscal year ended 3-31-2008(5)	16.65	7.11	(2)	––	*	1.15	(3)	1.39	(3)	9	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	15.39	19.29		2		1.00	(3)	1.77	(3)	26
Fiscal year ended 3-31-2009	13.01	-20.72		––	*	0.99		1.34		57
Fiscal year ended 3-31-2008(5)	16.65	7.25		––	*	1.04	(3)	1.51	(3)	9	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	15.37	18.99		35		1.25	(3)	1.70	(3)	26
Fiscal year ended 3-31-2009	13.01	-20.89		38		1.24		1.26		57
Fiscal year ended 3-31-2008	16.64	7.16		27		1.28		1.27		9
Fiscal year ended 3-31-2007	16.18	7.67		28		1.26		1.16		23
Fiscal year ended 3-31-2006	15.22	9.89		38		1.26		1.15		49
Fiscal year ended 3-31-2005	14.00	6.16		44		1.30		1.25		37

*Not shown due to rounding.
(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Class is closed to investment.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL NATURAL RESOURCES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.08	$(0.03	)(2)	$ 6.06	(2)	$ 6.03	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	36.53	0.02		(21.13)		(21.11)	(0.03)	(4.31)	(4.34)
Fiscal year ended 3-31-2008	31.67	0.05	(2)	8.54	(2)	8.59	(0.52)	(3.21)	(3.73)
Fiscal year ended 3-31-2007	30.13	0.17	(2)	4.40	(2)	4.57	(0.16)	(2.87)	(3.03)
Fiscal year ended 3-31-2006	22.65	0.12		8.88		9.00	––	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.63	(0.04)		5.06		5.02	–– *	––	–– *
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.08	(0.09	)(2)	5.50	(2)	5.41	––	––	––
Fiscal year ended 3-31-2009	34.27	(0.10)		(19.82)		(19.92)	––	(4.27)	(4.27)
Fiscal year ended 3-31-2008	29.78	(0.23	)(2)	8.00	(2)	7.77	(0.07)	(3.21)	(3.28)
Fiscal year ended 3-31-2007	28.57	(0.05)		4.13		4.08	––	(2.87)	(2.87)
Fiscal year ended 3-31-2006	21.72	0.03		8.34		8.37	––	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.04	(0.04)		4.72		4.68	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.75	(0.07	)(2)	5.32	(2)	5.25	––	––	––
Fiscal year ended 3-31-2009	33.47	(0.13)		(19.32)		(19.45)	––	(4.27)	(4.27)
Fiscal year ended 3-31-2008	29.19	(0.20	)(2)	7.86	(2)	7.66	(0.17)	(3.21)	(3.38)
Fiscal year ended 3-31-2007	28.04	(0.03)		4.05		4.02	––	(2.87)	(2.87)
Fiscal year ended 3-31-2006	21.32	0.02		8.22		8.24	––	(1.52)	(1.52)
Fiscal year ended 3-31-2005	16.72	(0.09)		4.69		4.60	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.16	(0.02	)(2)	6.11	(2)	6.09	––	––	––
Fiscal year ended 3-31-2009	36.41	(0.06	)(2)	(20.98	)(2)	(21.04)	––	(4.21)	(4.21)
Fiscal year ended 3-31-2008(6)	32.00	0.03		7.94		7.97	(0.35)	(3.21)	(3.56)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.22	0.00	(2)	6.13	(2)	6.13	––	––	––
Fiscal year ended 3-31-2009	36.74	0.03	(2)	(21.19	)(2)	(21.16)	(0.04)	(4.32)	(4.36)
Fiscal year ended 3-31-2008(6)	32.16	0.05	(2)	8.51	(2)	8.56	(0.77)	(3.21)	(3.98)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	11.02	(0.04	)(2)	6.03	(2)	5.99	––	––	––
Fiscal year ended 3-31-2009	36.30	(0.05	)(2)	(20.94	)(2)	(20.99)	––	(4.29)	(4.29)
Fiscal year ended 3-31-2008	31.62	0.24		8.23		8.47	(0.58)	(3.21)	(3.79)
Fiscal year ended 3-31-2007	30.10	0.05	(2)	4.44	(2)	4.49	(0.10)	(2.87)	(2.97)
Fiscal year ended 3-31-2006(8)	26.11	0.06		3.93		3.99	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.17	(0.01	)(2)	6.11	(2)	6.10	––	––	––
Fiscal year ended 3-31-2009	36.62	0.10		(21.21)		(21.11)	(0.02)	(4.32)	(4.34)
Fiscal year ended 3-31-2008	31.84	0.17		8.50		8.67	(0.68)	(3.21)	(3.89)
Fiscal year ended 3-31-2007	30.27	0.21	(2)	4.43	(2)	4.64	(0.20)	(2.87)	(3.07)
Fiscal year ended 3-31-2006	22.70	0.24	(2)	8.85	(2)	9.09	––	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.66	(0.02)		5.13		5.11	(0.07)	––	(0.07)
Advisor Class Shares(5)
Six-month period ended 9-30-2009 (unaudited)	10.95	0.01	(2)	6.00	(2)	6.01	––	––	––
Fiscal year ended 3-31-2009	36.16	0.24		(21.08)		(20.84)	(0.06)	(4.31)	(4.37)
Fiscal year ended 3-31-2008	31.48	0.26		8.43		8.69	(0.80)	(3.21)	(4.01)
Fiscal year ended 3-31-2007	29.92	0.31		4.34		4.65	(0.22)	(2.87)	(3.09)
Fiscal year ended 3-31-2006	22.45	0.13		8.86		8.99	––	(1.52)	(1.52)
Fiscal year ended 3-31-2005	17.47	(0.14)		5.14		5.00	(0.02)	––	(0.02)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$17.11	54.42	%(3)	$2,610		1.52	%(4)	-0.46	%(4)	––%		––%		61%
Fiscal year ended 3-31-2009	11.08	-56.82	(3)	1,640		1.40		-0.03		––		––		191
Fiscal year ended 3-31-2008	36.53	26.65	(3)	5,168		1.27		0.14		––		––		142
Fiscal year ended 3-31-2007	31.67	15.47	(3)	3,360		1.31		0.57		––		––		106
Fiscal year ended 3-31-2006	30.13	40.76	(3)	2,343		1.40		0.73		––		––		104
Fiscal year ended 3-31-2005	22.65	28.50	(3)	895		1.55		-0.52		––		––		110
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	15.49	53.67		180		2.36	(4)	-1.29	(4)	––		––		61
Fiscal year ended 3-31-2009	10.08	-57.15		117		2.19		-0.83		––		––		191
Fiscal year ended 3-31-2008	34.27	25.64		345		2.07		-0.64		––		––		142
Fiscal year ended 3-31-2007	29.78	14.55		272		2.12		-0.24		––		––		106
Fiscal year ended 3-31-2006	28.57	39.59		223		2.23		-0.10		––		––		104
Fiscal year ended 3-31-2005	21.72	27.46		110		2.39		-1.35		––		––		110
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	15.00	53.85		909		2.19	(4)	-1.13	(4)	––		––		61
Fiscal year ended 3-31-2009	9.75	-57.10		539		2.10		-0.74		––		––		191
Fiscal year ended 3-31-2008	33.47	25.72		1,749		1.99		-0.58		––		––		142
Fiscal year ended 3-31-2007	29.19	14.65		1,138		2.04		-0.16		––		––		106
Fiscal year ended 3-31-2006	28.04	39.72		801		2.15		-0.02		––		––		104
Fiscal year ended 3-31-2005	21.32	27.51		312		2.31		-1.28		––		––		110
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	17.25	54.57	(3)	4		1.26	(4)	-0.21	(4)	2.86	(4)	-1.81	(4)	61
Fiscal year ended 3-31-2009	11.16	-56.83	(3)	2		1.66		-0.29		2.68		-1.31		191
Fiscal year ended 3-31-2008(6)	36.41	24.42	(3)	3		2.29	(4)	-1.02	(4)	––		––		142	(7)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	17.35	54.64		720		1.06	(4)	-0.07	(4)	––		––		61
Fiscal year ended 3-31-2009	11.22	-56.60		232		1.05		0.22		––		––		191
Fiscal year ended 3-31-2008(6)	36.74	26.14		71		1.00	(4)	0.30	(4)	––		––		142	(7)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	17.01	54.36		41		1.58	(4)	-0.54	(4)	––		––		61
Fiscal year ended 3-31-2009	11.02	-56.86		22		1.57		-0.22		––		––		191
Fiscal year ended 3-31-2008	36.30	26.31		25		1.55		-0.22		––		––		142
Fiscal year ended 3-31-2007	31.62	15.20		4		1.58		0.23		––		––		106
Fiscal year ended 3-31-2006(8)	30.10	15.28		––	*	1.69	(4)	0.82	(4)	––		––		104	(9)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	17.27	54.61		637		1.20	(4)	-0.19	(4)	1.31	(4)	-0.30	(4)	61
Fiscal year ended 3-31-2009	11.17	-56.67		278		1.20		0.16		1.28		0.08		191
Fiscal year ended 3-31-2008	36.62	26.74		813		1.20		0.16		1.26		0.11		142
Fiscal year ended 3-31-2007	31.84	15.63		311		1.20		0.66		1.27		0.59		106
Fiscal year ended 3-31-2006	30.27	41.07		116		1.20		0.91		1.35		0.76		104
Fiscal year ended 3-31-2005	22.70	28.98		21		1.20		-0.19		1.48		-0.47		110
Advisor Class Shares(5)
Six-month period ended 9-30-2009 (unaudited)	16.96	54.89		––	*	0.93	(4)	0.15	(4)	––		––		61
Fiscal year ended 3-31-2009	10.95	-56.62		––	*	0.97		0.40		––		––		191
Fiscal year ended 3-31-2008	36.16	27.09		––	*	0.93		0.52		––		––		142
Fiscal year ended 3-31-2007	31.48	15.86		––	*	0.95		0.94		––		––		106
Fiscal year ended 3-31-2006	29.92	41.09		––	*	1.25		0.97		––		––		104
Fiscal year ended 3-31-2005	22.45	28.63		––	*	1.47		-0.36		––		––		110

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)Class is closed to investment.
(6)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(7)For the fiscal year ended March 31, 2008.
(8)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
 (9)For the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY REAL ESTATE SECURITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.31	$ 0.13	(2)	$ 5.10	(2)	$ 5.23	$(0.08)	$ ––	$(0.08)
Fiscal year ended 3-31-2009	19.34	0.23		(11.00)		(10.77)	(0.26)	–– *	(0.26)
Fiscal year ended 3-31-2008	26.14	0.19		(4.87)		(4.68)	(0.15)	(1.97)	(2.12)
Fiscal year ended 3-31-2007	23.11	0.10		4.05		4.15	(0.15)	(0.97)	(1.12)
Fiscal year ended 3-31-2006	18.13	0.15		5.81		5.96	(0.18)	(0.80)	(0.98)
Fiscal year ended 3-31-2005	16.99	0.15	(2)	1.93	(2)	2.08	(0.25)	(0.69)	(0.94)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.24	0.04	(2)	5.06	(2)	5.10	–– *	––	–– *
Fiscal year ended 3-31-2009	19.15	0.00		(10.85)		(10.85)	(0.06)	–– *	(0.06)
Fiscal year ended 3-31-2008	25.91	(0.08)		(4.79)		(4.87)	(0.01)	(1.88)	(1.89)
Fiscal year ended 3-31-2007	23.00	(0.09)		3.97		3.88	––	(0.97)	(0.97)
Fiscal year ended 3-31-2006	18.08	0.01		5.72		5.73	(0.01)	(0.80)	(0.81)
Fiscal year ended 3-31-2005	16.97	(0.07	)(2)	1.95	(2)	1.88	(0.08)	(0.69)	(0.77)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.26	0.08	(2)	5.07	(2)	5.15	(0.03)	––	(0.03)
Fiscal year ended 3-31-2009	19.22	0.09		(10.92)		(10.83)	(0.12)	(0.01)	(0.13)
Fiscal year ended 3-31-2008	26.01	0.00		(4.85)		(4.85)	(0.02)	(1.92)	(1.94)
Fiscal year ended 3-31-2007	23.04	(0.06)		4.00		3.94	––	(0.97)	(0.97)
Fiscal year ended 3-31-2006	18.10	0.03		5.73		5.76	(0.02)	(0.80)	(0.82)
Fiscal year ended 3-31-2005	16.99	0.12		1.82		1.94	(0.14)	(0.69)	(0.83)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.32	0.15	(2)	5.12	(2)	5.27	(0.12)	––	(0.12)
Fiscal year ended 3-31-2009	19.36	0.18		(11.00)		(10.82)	(0.22)	–– *	(0.22)
Fiscal year ended 3-31-2008(5)	26.37	(0.32	)(2)	(4.78	)(2)	(5.10)	(0.03)	(1.88)	(1.91)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.34	0.17	(2)	5.13	(2)	5.30	(0.13)	––	(0.13)
Fiscal year ended 3-31-2009	19.43	0.32		(11.03)		(10.71)	(0.37)	(0.01)	(0.38)
Fiscal year ended 3-31-2008(5)	26.38	0.18	(2)	(4.92	)(2)	(4.74)	(0.24)	(1.97)	(2.21)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.15	(2)	5.11	(2)	5.26	(0.11)	––	(0.11)
Fiscal year ended 3-31-2009	19.35	0.12	(2)	(10.86	)(2)	(10.74)	(0.29)	(0.01)	(0.30)
Fiscal year ended 3-31-2008	26.14	0.12		(4.81)		(4.69)	(0.13)	(1.97)	(2.10)
Fiscal year ended 3-31-2007	23.11	0.15		3.98		4.13	(0.13)	(0.97)	(1.10)
Fiscal year ended 3-31-2006(7)	20.55	(0.20)		2.79		2.59	(0.03)	––	(0.03)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.31	0.18	(2)	5.10	(2)	5.28	(0.13)	––	(0.13)
Fiscal year ended 3-31-2009	19.35	0.26		(10.95)		(10.69)	(0.34)	(0.01)	(0.35)
Fiscal year ended 3-31-2008	26.15	0.36		(4.99)		(4.63)	(0.20)	(1.97)	(2.17)
Fiscal year ended 3-31-2007	23.12	0.23		3.97		4.20	(0.20)	(0.97)	(1.17)
Fiscal year ended 3-31-2006	18.14	0.27		5.75		6.02	(0.24)	(0.80)	(1.04)
Fiscal year ended 3-31-2005	16.99	0.26	(2)	1.87	(2)	2.13	(0.29)	(0.69)	(0.98)
Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$13.46	63.04	%(3)	$155		2.30	%(4)	2.29	%(4)	––%		––%		36%
Fiscal year ended 3-31-2009	8.31	-56.07	(3)	100		1.93		1.41		––		––		42
Fiscal year ended 3-31-2008	19.34	-18.13	(3)	253		1.67		0.70		––		––		27
Fiscal year ended 3-31-2007	26.14	18.09	(3)	395		1.57		0.54		––		––		35
Fiscal year ended 3-31-2006	23.11	33.53	(3)	256		1.64		0.91		––		––		35
Fiscal year ended 3-31-2005	18.13	12.09	(3)	155		1.67		0.95		––		––		48
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	13.34	61.92		6		3.91	(4)	0.78	(4)	––		––		36
Fiscal year ended 3-31-2009	8.24	-56.69		4		3.18		0.29		––		––		42
Fiscal year ended 3-31-2008	19.15	-18.98		13		2.71		-0.24		––		––		27
Fiscal year ended 3-31-2007	25.91	16.93		22		2.57		-0.42		––		––		35
Fiscal year ended 3-31-2006	23.00	32.19		15		2.66		0.01		––		––		35
Fiscal year ended 3-31-2005	18.08	10.91		10		2.73		-0.24		––		––		48
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	13.38	62.42		8		3.11	(4)	1.51	(4)	––		––		36
Fiscal year ended 3-31-2009	8.26	-56.47		5		2.79		0.57		––		––		42
Fiscal year ended 3-31-2008	19.22	-18.84		13		2.50		0.03		––		––		27
Fiscal year ended 3-31-2007	26.01	17.17		26		2.39		-0.28		––		––		35
Fiscal year ended 3-31-2006	23.04	32.38		17		2.46		0.15		––		––		35
Fiscal year ended 3-31-2005	18.10	11.21		10		2.49		0.14		––		––		48
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	13.47	63.53	(3)	––	*	1.66	(4)	2.64	(4)	4.07	(4)	0.23	(4)	36
Fiscal year ended 3-31-2009	8.32	-56.07	(3)	––	*	2.12		1.01		3.33		-0.20		42
Fiscal year ended 3-31-2008(5)	19.36	-19.55	(3)	––	*	2.77	(4)	-1.47	(4)	––		––		27	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	13.51	63.82		1		1.43	(4)	2.88	(4)	––		––		36
Fiscal year ended 3-31-2009	8.34	-55.70		1		1.16		2.13		––		––		42
Fiscal year ended 3-31-2008(5)	19.43	-18.17		1		1.17	(4)	0.75	(4)	––		––		27	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	13.46	63.51		––	*	1.78	(4)	2.55	(4)	––		––		36
Fiscal year ended 3-31-2009	8.31	-55.94		––	*	1.70		1.04		––		––		42
Fiscal year ended 3-31-2008	19.35	-18.12		––	*	1.68		0.26		––		––		27
Fiscal year ended 3-31-2007	26.14	17.98		––	*	1.68		0.43		––		––		35
Fiscal year ended 3-31-2006(7)	23.11	12.59		––	*	1.73	(4)	-3.64	(4)	––		––		35	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	13.46	63.76		91		1.42	(4)	3.07	(4)	––		––		36
Fiscal year ended 3-31-2009	8.31	-55.78		54		1.39		1.77		––		––		42
Fiscal year ended 3-31-2008	19.35	-17.89		120		1.38		1.19		––		––		27
Fiscal year ended 3-31-2007	26.15	18.32		265		1.37		0.94		––		––		35
Fiscal year ended 3-31-2006	23.12	33.86		216		1.39		1.27		––		––		35
Fiscal year ended 3-31-2005	18.14	12.40		148		1.44		1.59		––		––		48

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
(8)For the fiscal year ended March 31, 2006.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BOND FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.76	$0.18	(2)	$ 0.82	(2)	$ 1.00	$(0.18)	$ ––	$(0.18)
Fiscal year ended 3-31-2009	9.84	0.36		(1.06)		(0.70)	(0.38)	––	(0.38)
Fiscal year ended 3-31-2008	10.46	0.47		(0.62)		(0.15)	(0.47)	––	(0.47)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	––	(0.46)
Fiscal year ended 3-31-2006	10.52	0.42		(0.24)		0.18	(0.42)	––	(0.42)
Fiscal year ended 3-31-2005	10.83	0.41		(0.30)		0.11	(0.42)	––	(0.42)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.11	(2)	0.82	(2)	0.93	(0.11)	––	(0.11)
Fiscal year ended 3-31-2009	9.84	0.24		(1.06)		(0.82)	(0.26)	––	(0.26)
Fiscal year ended 3-31-2008	10.46	0.36		(0.62)		(0.26)	(0.36)	––	(0.36)
Fiscal year ended 3-31-2007	10.28	0.34		0.18		0.52	(0.34)	––	(0.34)
Fiscal year ended 3-31-2006	10.52	0.30		(0.24)		0.06	(0.30)	––	(0.30)
Fiscal year ended 3-31-2005	10.83	0.28		(0.31)		(0.03)	(0.28)	––	(0.28)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.15	(2)	0.82	(2)	0.97	(0.15)	––	(0.15)
Fiscal year ended 3-31-2009	9.84	0.27	(2)	(1.05	)(2)	(0.78)	(0.30)	––	(0.30)
Fiscal year ended 3-31-2008	10.46	0.39		(0.62)		(0.23)	(0.39)	––	(0.39)
Fiscal year ended 3-31-2007	10.28	0.37		0.18		0.55	(0.37)	––	(0.37)
Fiscal year ended 3-31-2006	10.52	0.31		(0.24)		0.07	(0.31)	––	(0.31)
Fiscal year ended 3-31-2005	10.83	0.27		(0.31)		(0.04)	(0.27)	––	(0.27)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.18	(2)	0.82	(2)	1.00	(0.18)	––	(0.18)
Fiscal year ended 3-31-2009	9.84	0.34		(1.06)		(0.72)	(0.36)	––	(0.36)
Fiscal year ended 3-31-2008(5)	10.46	0.43	(2)	(0.62	)(2)	(0.19)	(0.43)	––	(0.43)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.20	(2)	0.82	(2)	1.02	(0.20)	––	(0.20)
Fiscal year ended 3-31-2009	9.84	0.39		(1.06)		(0.67)	(0.41)	––	(0.41)
Fiscal year ended 3-31-2008(5)	10.46	0.50	(2)	(0.62	)(2)	(0.12)	(0.50)	––	(0.50)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.76	0.18	(2)	0.82	(2)	1.00	(0.18)	––	(0.18)
Fiscal year ended 3-31-2009	9.84	0.33	(2)	(1.03	)(2)	(0.70)	(0.38)	––	(0.38)
Fiscal year ended 3-31-2008	10.46	0.46	(2)	(0.62	)(2)	(0.16)	(0.46)	––	(0.46)
Fiscal year ended 3-31-2007	10.28	0.46		0.18		0.64	(0.46)	––	(0.46)
Fiscal year ended 3-31-2006	10.52	0.41		(0.24)		0.17	(0.41)	––	(0.41)
Fiscal year ended 3-31-2005	10.83	0.39		(0.31)		0.08	(0.39)	––	(0.39)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.58	11.52	%(3)	$117		1.30	%(4)	4.00	%(4)	––%		––%		208%
Fiscal year ended 3-31-2009	8.76	-7.22	(3)	98		1.25		3.89		––		––		441
Fiscal year ended 3-31-2008	9.84	-1.51	(3)	95		1.21		4.57		––		––		75
Fiscal year ended 3-31-2007	10.46	6.40	(3)	64		1.20		4.48		––		––		91
Fiscal year ended 3-31-2006	10.28	1.74	(3)	56		1.23		4.03		––		––		126
Fiscal year ended 3-31-2005	10.52	1.04	(3)	49		1.17		3.84		1.43		3.58		200
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	10.73		4		2.73	(4)	2.57	(4)	––		––		208
Fiscal year ended 3-31-2009	8.76	-8.45		3		2.60		2.51		––		––		441
Fiscal year ended 3-31-2008	9.84	-2.59		2		2.31		3.46		––		––		75
Fiscal year ended 3-31-2007	10.46	5.22		2		2.32		3.37		––		––		91
Fiscal year ended 3-31-2006	10.28	0.57		1		2.38		2.90		––		––		126
Fiscal year ended 3-31-2005	10.52	-0.23		1		2.45		2.63		––		––		200
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.12		15		2.03	(4)	3.28	(4)	––		––		208
Fiscal year ended 3-31-2009	8.76	-7.99		13		2.06		2.92		––		––		441
Fiscal year ended 3-31-2008	9.84	-2.31		5		2.02		3.76		––		––		75
Fiscal year ended 3-31-2007	10.46	5.48		4		2.06		3.62		––		––		91
Fiscal year ended 3-31-2006	10.28	0.66		2		2.28		3.01		––		––		126
Fiscal year ended 3-31-2005	10.52	-0.40		1		2.59		2.47		––		––		200
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.58	(3)	2		1.21	(4)	4.10	(4)	1.86	(4)	3.45	(4)	208
Fiscal year ended 3-31-2009	8.76	-7.37	(3)	1		1.37		3.73		1.77		3.33		441
Fiscal year ended 3-31-2008(5)	9.84	-1.85	(3)	1		1.59	(4)	4.14	(4)	––		––		75	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.76		1		0.92	(4)	4.37	(4)	––		––		208
Fiscal year ended 3-31-2009	8.76	-6.88		––	*	0.88		4.26		––		––		441
Fiscal year ended 3-31-2008(5)	9.84	-1.17		––	*	0.91	(4)	4.87	(4)	––		––		75	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.58	11.59		5		1.17	(4)	4.10	(4)	––		––		208
Fiscal year ended 3-31-2009	8.76	-7.23		1		1.19		3.61		1.21		3.59		441
Fiscal year ended 3-31-2008	9.84	-1.60		––	*	1.34		4.42		––		––		75
Fiscal year ended 3-31-2007	10.46	6.43		––	*	1.09		4.60		––		––		91
Fiscal year ended 3-31-2006	10.28	1.62		––	*	1.34		3.91		––		––		126
Fiscal year ended 3-31-2005	10.52	0.75		––	*	1.46		3.65		––		––		200

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL BOND FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.39	$0.20	(2)	$ 0.55	(2)	$ 0.75	$(0.09)	$ ––	$(0.09)
Fiscal year ended 3-31-2009(5)	10.00	0.19	(2)	(0.53	)(2)	(0.34)	(0.15)	(0.12)	(0.27)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.38	0.16	(2)	0.57	(2)	0.73	(0.06)	––	(0.06)
Fiscal year ended 3-31-2009(5)	10.00	0.16	(2)	(0.58	)(2)	(0.42)	(0.08)	(0.12)	(0.20)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.38	0.17	(2)	0.56	(2)	0.73	(0.06)	––	(0.06)
Fiscal year ended 3-31-2009(5)	10.00	0.16	(2)	(0.58	)(2)	(0.42)	(0.08)	(0.12)	(0.20)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	9.39	0.22	(2)	0.55	(2)	0.77	(0.11)	––	(0.11)
Fiscal year ended 3-31-2009(5)	10.00	0.25	(2)	(0.57	)(2)	(0.32)	(0.17)	(0.12)	(0.29)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	9.39	0.19	(2)	0.56	(2)	0.75	(0.09)	––	(0.09)
Fiscal year ended 3-31-2009(5)	10.00	0.23	(2)	(0.57	)(2)	(0.34)	(0.15)	(0.12)	(0.27)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.05	8.06	%(3)	$56	0.99	%(4)	4.05	%(4)	1.44	%(4)	3.60	%(4)	14%
Fiscal year ended 3-31-2009(5)	9.39	-3.35	(3)	32	1.01	(4)	2.87	(4)	1.56	(4)	2.32	(4)	18
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	7.77		7	1.74	(4)	3.31	(4)	2.10	(4)	2.95	(4)	14
Fiscal year ended 3-31-2009(5)	9.38	-4.11		6	1.76	(4)	1.85	(4)	2.16	(4)	1.45	(4)	18
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	7.77		23	1.74	(4)	3.30	(4)	2.03	(4)	3.01	(4)	14
Fiscal year ended 3-31-2009(5)	9.38	-4.10		13	1.74	(4)	2.03	(4)	2.17	(4)	1.61	(4)	18
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	8.20		11	0.74	(4)	4.29	(4)	1.02	(4)	4.01	(4)	14
Fiscal year ended 3-31-2009(5)	9.39	-3.11		5	0.76	(4)	2.80	(4)	1.21	(4)	2.35	(4)	18
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.05	8.06		12	0.99	(4)	4.06	(4)	1.30	(4)	3.75	(4)	14
Fiscal year ended 3-31-2009(5)	9.39	-3.34		8	1.01	(4)	2.65	(4)	1.47	(4)	2.19	(4)	18

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
 (5)For the period from April 4, 2008 (commencement of operations of the class) through March 31, 2009.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MORTGAGE SECURITIES FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 7.73	$0.16	(2)	$ 0.40 (2)	$ 0.56	$(0.21)	$ ––	$(0.21)
Fiscal year ended 3-31-2009	9.62	0.35		(1.77)	(1.42)	(0.47)	––	(0.47)
Fiscal year ended 3-31-2008	10.59	0.49		(0.97)	(0.48)	(0.49)	––	(0.49)
Fiscal year ended 3-31-2007	10.44	0.51		0.15	0.66	(0.51)	––	(0.51)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	––	(0.48)
Fiscal year ended 3-31-2005	10.96	0.49		(0.27)	0.22	(0.49)	(0.01)	(0.50)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.12	(2)	0.39 (2)	0.51	(0.16)	––	(0.16)
Fiscal year ended 3-31-2009	9.62	0.26		(1.77)	(1.51)	(0.38)	––	(0.38)
Fiscal year ended 3-31-2008	10.59	0.39		(0.97)	(0.58)	(0.39)	––	(0.39)
Fiscal year ended 3-31-2007	10.44	0.40		0.15	0.55	(0.40)	––	(0.40)
Fiscal year ended 3-31-2006	10.68	0.36		(0.24)	0.12	(0.36)	––	(0.36)
Fiscal year ended 3-31-2005	10.96	0.37		(0.27)	0.10	(0.37)	(0.01)	(0.38)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.14	(2)	0.39 (2)	0.53	(0.18)	––	(0.18)
Fiscal year ended 3-31-2009	9.62	0.29		(1.77)	(1.48)	(0.41)	––	(0.41)
Fiscal year ended 3-31-2008	10.59	0.41		(0.97)	(0.56)	(0.41)	––	(0.41)
Fiscal year ended 3-31-2007	10.44	0.42		0.15	0.57	(0.42)	––	(0.42)
Fiscal year ended 3-31-2006	10.68	0.38		(0.24)	0.14	(0.38)	––	(0.38)
Fiscal year ended 3-31-2005	10.96	0.38		(0.27)	0.11	(0.38)	(0.01)	(0.39)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.17	(2)	0.40 (2)	0.57	(0.22)	––	(0.22)
Fiscal year ended 3-31-2009	9.62	0.34		(1.77)	(1.43)	(0.46)	––	(0.46)
Fiscal year ended 3-31-2008(5)	10.59	0.44		(0.97)	(0.53)	(0.44)	––	(0.44)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.18	(2)	0.40 (2)	0.58	(0.23)	––	(0.23)
Fiscal year ended 3-31-2009	9.62	0.40		(1.77)	(1.37)	(0.52)	––	(0.52)
Fiscal year ended 3-31-2008(5)	10.59	0.57		(0.97)	(0.40)	(0.57)	––	(0.57)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.73	0.19	(2)	0.39 (2)	0.58	(0.23)	––	(0.23)
Fiscal year ended 3-31-2009	9.62	0.38		(1.77)	(1.39)	(0.50)	––	(0.50)
Fiscal year ended 3-31-2008	10.59	0.51		(0.97)	(0.46)	(0.51)	––	(0.51)
Fiscal year ended 3-31-2007	10.44	0.52		0.15	0.67	(0.52)	––	(0.52)
Fiscal year ended 3-31-2006	10.68	0.48		(0.24)	0.24	(0.48)	––	(0.48)
Fiscal year ended 3-31-2005	10.96	0.48		(0.27)	0.21	(0.48)	(0.01)	(0.49)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.08	7.32	%(3)	$125		1.49	%(4)	4.18	%(4)	––%		––%		119%
Fiscal year ended 3-31-2009	7.73	-15.15	(3)	132		1.29		4.32		––		––		149
Fiscal year ended 3-31-2008	9.62	-4.69	(3)	256		1.14		4.80		––		––		98
Fiscal year ended 3-31-2007	10.59	6.52	(3)	278		1.14		4.90		––		––		121
Fiscal year ended 3-31-2006	10.44	2.24	(3)	243		1.05		4.51		1.16		4.40		154
Fiscal year ended 3-31-2005	10.68	2.12	(3)	188		0.95		4.59		1.23		4.31		200
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	6.72		4		2.70	(4)	3.05	(4)	––		––		119
Fiscal year ended 3-31-2009	7.73	-16.06		5		2.33		3.39		––		––		149
Fiscal year ended 3-31-2008	9.62	-5.62		11		2.11		3.82		––		––		98
Fiscal year ended 3-31-2007	10.59	5.45		12		2.16		3.88		––		––		121
Fiscal year ended 3-31-2006	10.44	1.12		11		2.16		3.41		––		––		154
Fiscal year ended 3-31-2005	10.68	0.92		7		2.16		3.29		––		––		200
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	6.96		7		2.24	(4)	3.55	(4)	––		––		119
Fiscal year ended 3-31-2009	7.73	-15.77		8		2.02		3.64		––		––		149
Fiscal year ended 3-31-2008	9.62	-5.43		17		1.92		4.02		––		––		98
Fiscal year ended 3-31-2007	10.59	5.69		19		1.93		4.11		––		––		121
Fiscal year ended 3-31-2006	10.44	1.34		19		1.93		3.63		––		––		154
Fiscal year ended 3-31-2005	10.68	1.05		12		2.03		3.41		––		––		200
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.51	(3)	––	*	1.14	(4)	4.46	(4)	2.17	(4)	3.43	(4)	119
Fiscal year ended 3-31-2009	7.73	-15.21	(3)	––	*	1.38		3.87		1.94		3.31		149
Fiscal year ended 3-31-2008(5)	9.62	-5.20	(3)	––	*	1.73	(4)	4.20	(4)	––		––		98	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.65		1		0.93	(4)	4.46	(4)	––		––		119
Fiscal year ended 3-31-2009	7.73	-14.70		––	*	0.79		4.52		––		––		149
Fiscal year ended 3-31-2008(5)	9.62	-4.05		––	*	0.78	(4)	5.15	(4)	––		––		98	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.08	7.57		3		1.12	(4)	4.64	(4)	––		––		119
Fiscal year ended 3-31-2009	7.73	-14.91		3		1.02		4.73		––		––		149
Fiscal year ended 3-31-2008	9.62	-4.57		9		1.01		4.93		––		––		98
Fiscal year ended 3-31-2007	10.59	6.66		13		1.00		5.04		––		––		121
Fiscal year ended 3-31-2006	10.44	2.26		7		1.03		4.53		––		––		154
Fiscal year ended 3-31-2005	10.68	1.95		6		1.12		4.41		––		––		200

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
 (6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Ivy Funds (amounts in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

Ivy Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust issues 18 series of capital shares; each series represents ownership of a separate mutual fund (Fund). The investment objective(s), policies and risk factors of each Fund are described more fully in that Fund's prospectus and Statement of Additional Information. The Trust's investment manager is Ivy Investment Management Company (IICO or the Manager).

Each Fund offers Class A, Class B, Class C, Class I and Class Y shares. Certain Funds may offer Class E and/or Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class I, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. Advisor Class shares were formerly offered by certain Funds, but are no longer available for sale. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have separate distribution and/or service plans. No such plan has been adopted for Class I or Advisor Class shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Securities Valuation. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.

To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at either the mean between the last bid and asked price or using a valuation obtained from a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, are typically valued at the net asset value reported at the close of each business day.

Forward foreign currency contracts are valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service.

Senior loans are valued using a composite price from more than one broker or dealer as obtained from an independent pricing service.

Short-term securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of September 30, 2009, the following had aggregate investments valued at fair value (unrealized appreciation (depreciation) for futures contracts) as shown:

Fund Name	Total Amount of Fair Valued Securities		Percent of Net Assets

Ivy European Opportunities Fund	$––	*	0.00%
Ivy Pacific Opportunities Fund	7,961		1.28%
Ivy Balanced Fund	––	*	0.00%
Ivy Global Natural Resources Fund	31,641		0.62%
Ivy Bond Fund	25		0.02%
Ivy Mortgage Securities Fund	––	*	0.00%
*Not shown due to rounding.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Upon notification from issuers, some of the distributions received from a real estate investment trust or publically traded partnership may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed-delivery basis prior to settlement of the original purchase.

Mortgage Dollar Roll Transactions. Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" their purchase commitments. These fees are recognized over the roll period and are included in Interest and amortization in the Statement of Operations. During the fiscal period ended September 30, 2009, Ivy Bond Fund and Ivy Mortgage Securities Fund engaged in this type of transaction.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading, primarily using an independent pricing service authorized by the Board of Trustees.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of September 30, 2009, management believes that under this standard no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2004.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. "Custodian fees" in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Earnings credit" line item, if applicable, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees' Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of each Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations.

Indemnifications. The Trust's organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Funds may have a concentration of risk which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through November 20, 2009, the date this report was issued.

2. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the Trust's investment manager. IICO provides investment advice, for which services it is paid a fee. The fee is payable by each Fund at the following annual rates and is accrued and paid monthly:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Dividend Opportunities Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%
Ivy Micro Cap Growth Fund	Up to $1 Billion	0.95%
	Over $1 Billion up to $2 Billion	0.93%
	Over $2 Billion up to $3 Billion	0.90%
	Over $3 Billion	0.86%
Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%
Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%
Ivy Managed European/Pacific Fund	All levels	0.05%
Ivy Managed International Opportunities Fund	All levels	0.05%
Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%
Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%
Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%
Ivy International Core Equity Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%
Ivy International Growth Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%
Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%
Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%
Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%
Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%
Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.50%
	Over $1 Billion up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%
Ivy Global Bond Fund	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.60%
	Over $1 Billion up to $1.5 Billion	0.55%
	Over $1.5 Billion	0.50%
Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million up to $1 Billion	0.45%
	Over $1 Billion up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Effective August 26, 2009, the fee is payable at the following annual rates for Ivy European Opportunities Fund:

Up to $250 Million	0.90%
Over $250 Million up to $500 Million	0.85%
Over $500 Million	0.75%

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds.

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), Mackenzie serves as subadvisor to Ivy Global Natural Resources Fund. Under an agreement between IICO and Mackenzie, Mackenzie also serves as subadvisor to Ivy Cundill Global Value Fund. Mackenzie Cundill Investment Management Ltd. (Cundill) is one of the companies that comprises The Cundill Division of Mackenzie and, under a Memorandum of Understanding with Mackenzie, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund. Wall Street Associates serves as subadvisor to Ivy Micro Cap Growth Fund. Advantus Capital Management, Inc. serves as subadvisor to Ivy Real Estate Securities Fund, Ivy Bond Fund and Ivy Mortgage Securities Fund. Each subadvisor makes investment decisions in accordance with the Fund's investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all costs associated with retaining the subadvisors. Effective April 15, 2009, IICO serves as investment manager to Ivy International Balanced Fund. Prior to April 15, 2009, Templeton Investment Counsel, LLC (Templeton) served as subadvisor to Ivy International Balanced Fund. Effective July 1, 2009, IICO serves as investment manager to Ivy European Opportunities Fund. Prior to July 1, 2009, Henderson Global Investors (North America) Inc. served as subadvisor to Ivy European Opportunities Fund.

Accounting Services Fees. Pursuant to a Master Fund Accounting Services Agreement, IICO provides certain accounting and pricing services for each Fund. As of March 31, 2003, IICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company, doing business as WI Services Company (WISC), an indirect subsidiary of WDR. WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund (the Ivy Managed Funds), pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed Funds, each Fund pays WISC, for its services, a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$5.748
From	$25	to	$50	$11.550
From	$50	to	$100	$17.748
From	$100	to	$200	$24.198
From	$200	to	$350	$31.602
From	$350	to	$550	$41.250
From	$550	to	$750	$48.150
From	$750	to	$1,000	$60.798
	$1,000 and Over			$74.250

In addition, for each class of shares in excess of one, each of the Ivy Managed Funds pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund's net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.20 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.
Non-networked accounts. Each Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked as shown above; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Ivy Funds and Ivy Funds, Inc.) reaches certain levels.
Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.
Broker accounts. Certain broker dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan. General. Under a Distribution and Service Plan for Class A, Class B, Class C, Class E, Class R and Class Y shares adopted by the Trust on behalf of each Fund (other than the Ivy Managed Funds) and a Distribution and Service Plan for Class A, Class B, Class C, Class E and Class Y shares adopted by the Trust on behalf of the Ivy Managed Funds, each Fund may pay certain amounts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Class A Shares. Each Fund may pay a distribution and/or service fee to Ivy Funds Distributors, Inc. (IFDI) in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI (or compensate IFDI with respect to the Ivy Managed Funds) for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Each Fund may pay IFDI a service fee not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI (or compensate IFDI with respect to the Ivy Managed Funds) for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts. Each Fund may pay IFDI a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee, for its distribution activities for that class.

Class E Shares. Each Fund may pay IFDI a fee up to 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts. The Class E Plan permits IFDI to be compensated for these Class E-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class E Plan also permits IFDI to be compensated for amounts it expends: in compensating, training and supporting registered financial advisors, sales manager and/or other appropriate personnel in providing personal services to Class E shareholders of the funds and/or maintaining Class E shareholder accounts; increasing services provided to Class E shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class E share holders of the Funds and/or maintenance of Class E shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class E shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class E shares.

Class R Shares. Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or maintenance of Class R shareholder accounts.

Class Y Shares. Each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.

As described above, the Distribution and Service Plan adopted by each Fund (other than the Ivy Managed Funds, Ivy Micro Cap Growth Fund and Ivy Global Bond Fund) provides for the payment of a fee to IFDI to reimburse IFDI for amounts expended and further provides that expenses for a period not reimbursed due to expense limitations may be carried forward to subsequent periods to be reimbursed. The amounts of these non-reimbursed expenses are set forth below:

	Class A	Class B		Class C

Ivy Dividend Opportunities Fund	$66	$––		$16
Ivy Small Cap Value Fund	100	––	*	11
Ivy Value Fund	26	––		––	*
Ivy Cundill Global Value Fund	381	––	*	––
Ivy European Opportunities Fund	188	––		19
Ivy International Balanced Fund	136	––		14
Ivy International Core Equity Fund	120	1		24
Ivy International Growth Fund	200	––		3
Ivy Pacific Opportunities Fund	221	––	*	40
Ivy Balanced Fund	23	––	*	––
Ivy Global Natural Resources Fund	1,054	1		78
Ivy Real Estate Securities Fund	213	––	*	23
Ivy Bond Fund	38	––		2
Ivy Mortgage Securities Fund	167	––		27
*Not shown due to rounding.

The Funds have not recorded a liability for this potential reimbursement since the obligation to reimburse for these unrecovered service fees ceases upon termination of the expense reimbursement plan.

Sales Charges. As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A and Class E shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the fiscal period ended September 30, 2009, IFDI received the following amounts in sales commissions and CDSC:

Gross Sales Commissions		CDSC
		Class A		Class B		Class C		Class E

Ivy Dividend Opportunities Fund	$ 126	$ 1		$ 5		$ 8		$ ––
Ivy Micro Cap Growth Fund	80	––		––	*	––	*	––
Ivy Small Cap Value Fund	151	1		2		1		––
Ivy Value Fund	23	––	*	––	*	––	*	––
Ivy Managed European/Pacific Fund	70	––		––	*	––	*	––
Ivy Managed International Opportunities Fund	138	––	*	1		––	*	––
Ivy Cundill Global Value Fund	133	––	*	31		1		––
Ivy European Opportunities Fund	129	––	*	11		––	*	––
Ivy International Balanced Fund	134	––	*	9		––	*	––
Ivy International Core Equity Fund	230	1		5		3		––
Ivy International Growth Fund	43	––	*	6		––	*	––
Ivy Pacific Opportunities Fund	538	1		4		1		––
Ivy Balanced Fund	64	––		6		10		––
Ivy Global Natural Resources Fund	1,805	11		126		53		––
Ivy Real Estate Securities Fund	139	––	*	3		––	*	––
Ivy Bond Fund	108	––	*	6		2		––
Ivy Global Bond Fund	65	––	*	4		3		––
Ivy Mortgage Securities Fund	52	––		3		2		––
*Not shown due to rounding.

With respect to Class A, Class B, Class C and Class E shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the fiscal period ended September 30, 2009, the following amounts were paid by IFDI:

Ivy Dividend Opportunities Fund	$158
Ivy Micro Cap Growth Fund	71
Ivy Small Cap Value Fund	171
Ivy Value Fund	29
Ivy Managed European/Pacific Fund	65
Ivy Managed International Opportunities Fund	122
Ivy Cundill Global Value Fund	143
Ivy European Opportunities Fund	135
Ivy International Balanced Fund	143
Ivy International Core Equity Fund	362
Ivy International Growth Fund	51
Ivy Pacific Opportunities Fund	608
Ivy Balanced Fund	125
Ivy Global Natural Resources Fund	2,812
Ivy Real Estate Securities Fund	146
Ivy Bond Fund	117
Ivy Global Bond Fund	130
Ivy Mortgage Securities Fund	54

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the fiscal period ended September 30, 2009 are as follows:

Fund	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Reduction	Expense Reduced

Ivy Dividend Opportunities Fund	Class E	Contractual	8-1-2008	7-31-2010	1.37%	$11	12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Micro Cap Growth Fund	All classes	Contractual	7-31-2009	7-31-2010	NA	$23(1)	Investment Management Fee
	Class A	Contractual	7-31-2009	7-31-2010	1.95%	$12	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2009	7-31-2010	1.70%	$––*	Shareholder Servicing
Ivy Small Cap Value Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Value Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Managed European/Pacific Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Managed International Opportunities Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Cundill Global Value Fund	Class A	Contractual	6-16-2003	12-31-2011	2.75$	$––	NA
	Class A	Voluntary	NA	NA	1.90%	$135	12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Voluntary	NA	NA	2.55%	$––	NA
	Class E	Contractual	8-1-2008	7-31-2010	1.59%	$2	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class Y	Voluntary	NA	NA	1.20%	$14	12b-1 Fees and/or Shareholder Servicing
	Advisor Class	Contractual	6-16-2003	12-31-2011	2.50%	$––	NA
Ivy European Opportunities Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy International Balanced Fund	Class E	Contractual	8-1-2008	7-31-2010	1.33%	$6	12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
(1)Due to Class A and/or Class I contractual expense limits, investment management fees were waived for all share classes.
Ivy International Core Equity Fund	Class A	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class B	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class E	Contractual	8-1-2008	7-31-2010	1.53%	$8	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy International Growth Fund	Class Y	Contractual	8-1-2008	7-31-2010	1.42%	$2	12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Pacific Opportunities Fund	Class A	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class B	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class Y	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
	Advisor Class	Contractual	6-16-2003	12-31-2011	2.50%	$––	NA
Ivy Balanced Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Global Natural Resources Fund	Class A	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class A	Voluntary	NA	NA	1.70%	$––	NA
	Class B	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Contractual	6-16-2003	12-31-2011	3.50%	$––	NA
	Class C	Voluntary	NA	NA	2.40%	$––	NA
	Class E	Contractual	8-1-2008	7-31-2010	1.27%	$28	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-16-2003	12-31-2011	2.75%	$––	NA
	Class Y	Voluntary	NA	NA	1.20%	$273	12b-1 Fees and/or Shareholder Servicing
	Advisor Class	Contractual	6-16-2003	12-31-2011	2.50%	$––	NA
Ivy Real Estate Securities Fund	Class E	Contractual	8-1-2008	7-31-2010	1.67%	$4	12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Bond Fund	Class E	Contractual	8-1-2008	7-31-2010	1.21%	$4	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2008	7-31-2010	1.21%	$––	NA
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
Ivy Global Bond Fund	All Classes	Contractual	6-2-2008	7-31-2010	NA	$52(1)	Investment Management Fee
	Class A	Contractual	6-2-2008	7-31-2010	0.99%	$71	12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-31-2010	1.74%	$7	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-31-2010	1.74%	$14	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-31-2010	0.74%	$6	Shareholder Servicing
	Class Y	Contractual	6-2-2008	7-31-2010	0.99%	$9	12b-1 Fees and/or Shareholder Servicing
Ivy Mortgage Securities Fund	Class E	Contractual	8-1-2008	7-31-2010	1.14%	$2	12b-1 Fees and Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––	NA
(1)Due to Class A, Class B, Class C, Class E, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2009 are shown as a receivable from affiliate on the Statement of Assets and Liabilities.

3. INVESTMENT VALUATIONS

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

Fund	Level 1	Level 2	Level 3

Ivy Dividend Opportunities Fund
Assets
Investments in Securities
Common Stocks	$232,204	$––	$––
Short-Term Securities	––	15,745	––

Total Investments in Securities	232,204	15,745	––

Ivy Micro Cap Growth Fund
Assets
Investments in Securities
Common Stocks	$19,315	$––	$––
Short-Term Securities	––	776	––

Total Investments in Securities	19,315	776	––

Ivy Small Cap Value Fund
Assets
Investments in Securities
Common Stocks	$180,335	$––	$––
Short-Term Securities	––	7,800	––

Total Investments in Securities	180,335	7,800	––

Ivy Value Fund
Assets
Investments in Securities
Common Stocks	$52,140	$––	$––
Short-Term Securities	––	1,577	––

Total Investments in Securities	52,140	1,577	––

Liabilities
Written Options	51	––	––

Ivy Managed European/Pacific Fund
Assets
Investments in Securities
Affiliated Mutual Funds	$68,353	$––	$––
Short-Term Securities	––	30	––

Total Investments in Securities	68,353	30	––

Ivy Managed International Opportunities Fund
Assets
Investments in Securities
Affiliated Mutual Funds	$140,047	$––	$––
Short-Term Securities	––	277	––

Total Investments in Securities	140,047	277	––

Ivy Cundill Global Value Fund
Assets
Investments in Securities
Common Stocks	$314,161	$––	$––
Preferred Stocks	14,748	––	––
Short-Term Securities	––	8,423	––

Total Investments in Securities	328,909	8,423	––

Forward Foreign Currency Contracts	––	228	––
Liabilities
Forward Foreign Currency Contracts	––	6,680	––

Ivy European Opportunities Fund
Assets
Investments in Securities
Common Stocks	$241,937	$––	$––
Preferred Stocks	1,749	––	––
Rights	134	––	––
Short-Term Securities	––	9,025	––

Total Investments in Securities	243,820	9,025	––

Ivy International Balanced Fund
Assets
Investments in Securities
Common Stocks	$161,840	$3,033	$––
Preferred Stocks	3,681	––	––
Corporate Debt Securities	––	29,966	––
Other Government Securities	––	45,846	––
Short-Term Securities	––	7,983	––

Total Investments in Securities	165,521	86,828	––

Forward Foreign Currency Contracts	––	155	––

Ivy International Core Equity Fund
Assets
Investments in Securities
Common Stocks	$471,770	$––	$––
Preferred Stocks	8,375	––	––
Short-Term Securities	––	18,763	––

Total Investments in Securities	480,145	18,763	––

Ivy International Growth Fund
Assets
Investments in Securities
Common Stocks	$171,464	$––	$––
Preferred Stocks	4,554	––	––
Short-Term Securities	––	6,088	––

Total Investments in Securities	176,018	6,088	––

Ivy Pacific Opportunities Fund
Assets
Investments in Securities
Common Stocks	$589,171	$16,451	$––
Investment Funds	8,275	––	2,135
Short-Term Securities	––	9,693	––

Total Investments in Securities	597,446	26,144	2,135

Liabilities
Written Options	221	––	––

Ivy Balanced Fund
Assets
Investments in Securities
Common Stocks	$117,475	$––	$––
Corporate Debt Securities	––	28,100	––	*
United States Government Agency Obligations	––	3,038	––
United States Government Obligations	––	9,931	––
Short-Term Securities	––	2,829	––

Total Investments in Securities	117,475	43,898	––	*

Ivy Global Natural Resources Fund
Assets
Investments in Securities
Common Stocks	$4,342,799	$––	$8,712
Preferred Stocks	203,768	––	17,920
Call Options	261,190	––	––
Corporate Debt Securities	––	––	5,009
Short-Term Securities	––	198,968	––

Total Investments in Securities	4,807,757	198,968	31,641

Forward Foreign Currency Contracts	––	125	––
Liabilities
Forward Foreign Currency Contracts	––	646	––
Futures Contracts	9,246	––	––

Ivy Real Estate Securities Fund
Assets
Investments in Securities
Common Stocks	$251,584	$––	$––
Investment Funds	518	––	––
Short-Term Securities	––	7,854	––

Total Investments in Securities	252,102	7,854	––

Ivy Bond Fund
Assets
Investments in Securities
Preferred Stocks	$––	$281	$––
Corporate Debt Securities	––	69,028	2,185
United States Government Agency Obligations	––	48,143	––
United States Government Obligations	––	16,046	––
Short-Term Securities	––	24,902	––

Total Investments in Securities	––	158,400	2,185

Futures Contracts	106	––	––
Liabilities
Futures Contracts	148	––	––

Ivy Global Bond Fund
Assets
Investments in Securities
Corporate Debt Securities	$––	$68,983	$198
Other Government Securities	––	3,063	319
Senior Loans	––	743	––
United States Government Agency Obligations	––	5,146	––
United States Government Obligations	––	10,013	––
Short-Term Securities	––	19,777	––

Total Investments in Securities	––	107,725	517

Forward Foreign Currency Contracts	––	41	––
Liabilities
Forward Foreign Currency Contracts	––	662	––

Ivy Mortgage Securities Fund
Assets
Investments in Securities
Corporate Debt Securities	$––	$39,177	$3,854
United States Government Agency Obligations	––	88,551	––
United States Government Obligations	––	541	––
Short-Term Securities	––	36,105	––

Total Investments in Securities	––	164,374	3,854

Liabilities
Futures Contracts	253	––	––

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Common Stocks	Preferred Stocks	Investment Funds	Corporate Debt Securities	Other Government Securities	Written Options

Ivy Pacific Opportunities Fund
Beginning Balance 4-1-09	$––	$––	$1,290	$––	$––	$(585)
Net realized gain (loss)	––	––	––	––	––	122
Net unrealized appreciation (depreciation)	––	––	845	––	––	34
Net purchases (sales)	––	––	––	––	––	429
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$––	$	$2,135	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$845	$––	$––	$––

Ivy Balanced Fund
Beginning Balance 4-1-09	$––	$––	$––	$–– *	$––	$––
Net realized gain (loss)	––	––	––	6	––	––
Net unrealized appreciation (depreciation)	––	––	––	3	––	––
Net purchases (sales)	––	––	––	(9)	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$––	$––	$––	$–– *	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$3	$––	$––

*Not shown due to rounding.
Ivy Global Natural Resources Fund
Beginning Balance 4-1-09	$8,712	$17,920	$––	$3,826	$––	$––
Net realized gain (loss)	––	––	––	––	––	––
Net unrealized appreciation (depreciation)	––	––	––	1,183	––	––
Net purchases (sales)	––	––	––	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$8,712	$17,920	$––	$5,009	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$1,183	$––	$––

Ivy Bond Fund
Beginning Balance 4-1-09	$––	$––	$––	$792	$––	$––
Net realized gain (loss)	––	––	––	28	––	––
Net unrealized appreciation (depreciation)	––	––	––	321	––	––
Net purchases (sales)	––	––	––	324	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	720	––	––

Ending Balance 9-30-09	$––	$––	$––	$2,185	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$319	$––	$––

Ivy Global Bond Fund
Beginning Balance 4-1-09	$––	$––	$––	$––	$256	$––
Net realized gain (loss)	––	––	––	––	––	––
Net unrealized appreciation (depreciation)	––	––	––	––	63	––
Net purchases (sales)	––	––	––	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	198	––	––

Ending Balance 9-30-09	$––	$––	$––	$198	$319	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$36	$63	$––

Ivy Mortgage Securities Fund
Beginning Balance 4-1-09	$––	$––	$––	$3,610	$––	$––
Net realized gain (loss)	––	––	––	(274)	––	––
Net unrealized appreciation (depreciation)	––	––	––	622	––	––
Net purchases (sales)	––	––	––	(390)	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	286	––	––

Ending Balance 9-30-09	$––	$––	$––	$3,854	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$568	$––	$––

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations on separate lines of the Realized and Unrealized Gain (Loss) section for the corresponding security type indicated above. Additionally, the Net change in unrealized appreciation for all Level 3 investments still held as of September 30, 2009, if applicable, is included on the Statement of Operations on the lines of the Net change in unrealized appreciation (depreciation) section for the corresponding security type indicated above.

Securities' values included in the reconciliations above have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

4. INVESTMENT SECURITIES TRANSACTIONS

For the fiscal period ended September 30, 2009, the cost of purchases and the proceeds from maturities and sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Ivy Dividend Opportunities Fund	$47,329	$45,458
Ivy Micro Cap Growth Fund	14,681	2,634
Ivy Small Cap Value Fund	104,241	77,879
Ivy Value Fund	20,915	20,939
Ivy Managed European/Pacific Fund	11,901	7,408
Ivy Managed International Opportunities Fund	20,571	11,728
Ivy Cundill Global Value Fund	50,566	89,424
Ivy European Opportunities Fund	118,189	135,612
Ivy International Balanced Fund	198,909	208,145
Ivy International Core Equity Fund	316,707	181,695
Ivy International Growth Fund	73,693	55,078
Ivy Pacific Opportunities Fund	304,564	191,528
Ivy Balanced Fund	40,504	299
Ivy Global Natural Resources Fund	2,364,066	2,177,944
Ivy Real Estate Securities Fund	73,856	73,854
Ivy Bond Fund	63,613	55,399
Ivy Global Bond Fund	34,558	7,918
Ivy Mortgage Securities Fund	2,186	20,658

Purchases of and proceeds from maturities and sales of U.S. Government securities were:

	Purchases	Sales

Ivy Balanced Fund	$––	$405
Ivy Bond Fund	196,335	193,444
Ivy Global Bond Fund	12,958	358
Ivy Mortgage Securities Fund	164,499	161,077

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2009 and the related net capital losses and post-October activity updated with information available through the date of this report were as follows:

Ivy Dividend Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Small Cap Value Fund	Ivy Value Fund	Ivy Managed European/Pacific Fund	Ivy Managed International Opportunities Fund

Net ordinary income	$1,929	$ ––	$ ––	$439	$2,327	$3,967
Distributed ordinary income	1,833	––	––	406	2,306	4,073
Undistributed ordinary income	96	––	––	59	21	––

Realized long term capital gains	––	––	––	––	––	––
Distributed long term capital gains	––	––	––	1	2,475	2,172
Undistributed long term capital gains	––	––	––	––	––	––

Tax return of capital	––	––	––	––	––	181

Post-October losses deferred	23,603	5	13,796	2,801	11,467	7,275

Ivy Cundill Global Value Fund		Ivy European Opportunities Fund	Ivy International Balanced Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

Net ordinary income	$155	$12,517	$9,256	$3,960	$1,555	$––
Distributed ordinary income	923	14,674	13,923	7,088	1,528	17,772
Undistributed ordinary income	90	––	375	322	102	––

Realized long term capital gains	––	––	1,427	––	––	––
Distributed long term capital gains	3	18,952	8,752	4,711	––	35,673
Undistributed long term capital gains	––	––	––	––	––	––

Tax return of capital	––	274	––	––	––	––

Post-October losses deferred	71,319	104,368	25,307	47,903	29,793	52,835

Ivy Balanced Fund			Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund	Ivy Bond Fund	Ivy Global Bond Fund	Ivy Mortgage Securities Fund

Net ordinary income	$1,331		$––	$5,398	$4,560	$1,243	$11,820
Distributed ordinary income	1,303		248,880	5,873	4,582	977	11,943
Undistributed ordinary income	67		––	836	25	265	64

Realized long term capital gains	––		––	––	––	418	––
Distributed long term capital gains	––	*	540,665	2	––	418	––
Undistributed long term capital gains	––		––	––	––	––	––

Post-October losses deferred	11,436		1,095,210	47,633	2,595	206	15,187
*Not shown due to rounding.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following tables show the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Dividend Opportunities Fund	Ivy Small Cap Value Fund	Ivy Value Fund	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund

March 31, 2017	$5,985	$20,016	$4,155	$3	$3

	Ivy Cundill Global Value Fund	Ivy European Opportunities Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

March 31, 2010	$––	$––	$––	$146,785	$157
March 31, 2011	––	––	––	47,214	––
March 31, 2017	16,672	49,771	35,471	8,672	31,589

Total carryover	$16,672	$49,771	$35,471	$202,671	$31,746

	Ivy Balanced Fund	Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund	Ivy Bond Fund	Ivy Mortgage Securities Fund

March 31, 2010	$––	$25	$––	$––	$––
March 31, 2014	––	––	––	––	164
March 31, 2015	––	––	––	336	484
March 31, 2016	––	––	––	––	902
March 31, 2017	606	483,760	6,148	2,157	6,969

Total carryover	$606	$483,785	$6,148	$2,493	$8,519

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003. At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157 for the period ending March 31, 2010.

Ivy International Growth Fund was merged into Ivy International Growth Fund (formerly, Ivy International Fund) as of March 27, 2006. At the time of the merger, Ivy International Growth Fund had capital loss carryovers available to offset future gains of the Ivy International Fund. These carryovers are limited to $3,234 for the period ending March 31, 2010 plus any unused limitations from prior year and the amount of certain built-in gains realized, if any.

6. MULTICLASS OPERATIONS

Transactions in capital stock are summarized below.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Dividend Opportunities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,449	$28,196	9,915	$124,798
Class B	91	1,033	507	6,136
Class C	437	4,992	4,154	48,546
Class E	19	218	59	818
Class I	352	3,946	325	3,526
Class Y	236	2,705	1,955	28,123
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	69	836	123	1,394
Class B	1	6	––	––
Class C	6	76	9	92
Class E	1	12	1	14
Class I	2	19	2	24
Class Y	6	77	13	149
Shares redeemed:
Class A	(2,526)	(29,296)	(5,736)	(68,671)
Class B	(167)	(1,919)	(273)	(3,317)
Class C	(904)	(10,210)	(1,906)	(21,102)
Class E	(14)	(162)	(21)	(284)
Class I	(177)	(2,102)	(118)	(1,212)
Class Y	(363)	(4,035)	(1,247)	(15,276)

Net increase (decrease)	(482)	$(5,608)	7,762	$103,758

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Micro Cap Growth Fund	Shares	Value	Shares		Value

Shares issued from sale of shares:
Class A	1,067	$13,553	34		$3,336
Class B	16	199	2		168
Class C	44	562	1		148
Class Y	2	19	1		100
Class I	–– *	1	1		100
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––		––
Class B	––	––	––		––
Class C	––	––	––		––
Class Y	––	––	––		––
Class I	––	––	––		––
Shares redeemed:
Class A	(91)	(1,166)	(1)		(59)
Class B	(3)	(34)	––	*	(6)
Class C	(5)	(64)	––		––
Class Y	––	––	––		––
Class I	––	––	––		––

Net increase	1,030	$13,070	38		$3,787

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Small Cap Value Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,635	$30,145	6,391	$71,301
Class B	56	587	126	1,337
Class C	237	2,586	466	4,985
Class E	––	––	––	––
Class I	43	505	38	439
Class Y	799	8,938	189	2,177
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class E	––	––	––	––
Class I	––	––	––	––
Class Y	––	––	––	––
Shares redeemed:
Class A	(1,393)	(16,196)	(3,710)	(41,488)
Class B	(55)	(587)	(160)	(1,705)
Class C	(104)	(1,128)	(415)	(4,481)
Class E	––	––	––	––
Class I	(10)	(119)	(15)	(165)
Class Y	(146)	(1,753)	(410)	(4,964)

Net increase	2,062	$22,978	2,500	$27,436

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Value Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	426	$5,309	1,010	$12,636
Class B	15	182	44	582
Class C	47	602	161	1,887
Class E	––	––	––	––
Class I	9	114	––	––
Class Y	10	106	15	193
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	7	92	31	376
Class B	––	––	––	––
Class C	––	––	––	––
Class E	–– *	–– *	–– *	1
Class I	–– *	–– *	–– *	1
Class Y	–– *	2	–– *	5
Shares redeemed:
Class A	(501)	(6,027)	(1,197)	(15,616)
Class B	(48)	(565)	(104)	(1,406)
Class C	(45)	(535)	(166)	(2,032)
Class E	––	––	––	––
Class I	––	––	––	––
Class Y	(2)	(24)	(7)	(102)

Net decrease	(82)	$(744)	(213)	$(3,475)

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Managed European/Pacific Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,804	$11,788	4,178	$30,391
Class B	41	261	74	535
Class C	54	349	144	986
Class E	––	––	––	––
Class I	1	4	––	––
Class Y	91	579	18	127
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	855	4,454
Class B	––	––	17	88
Class C	––	––	24	126
Class E	––	––	3	14
Class I	––	––	3	14
Class Y	––	––	5	24
Shares redeemed:
Class A	(1,226)	(7,930)	(2,542)	(15,898)
Class B	(18)	(117)	(66)	(428)
Class C	(27)	(173)	(163)	(1,098)
Class E	––	––	––	––
Class I	––	––	––	––
Class Y	(3)	(18)	(6)	(36)

Net increase	717	$4,743	2,544	$19,299

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Managed International Opportunities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,897	$20,613	8,369	$66,366
Class B	52	361	192	1,593
Class C	94	692	272	2,147
Class E	––	––	––	––
Class I	–– *	1	––	––
Class Y	1	6	12	90
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	968	5,990
Class B	––	––	24	147
Class C	––	––	29	179
Class E	––	––	1	9
Class I	––	––	2	10
Class Y	––	––	3	20
Shares redeemed:
Class A	(1,650)	(11,646)	(4,338)	(29,282)
Class B	(55)	(374)	(161)	(1,109)
Class C	(52)	(361)	(180)	(1,203)
Class E	––	––	––	––
Class I	––	––	––	––
Class Y	(14)	(95)	(11)	(68)

Net increase	1,273	$9,197	5,182	$44,889

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Cundill Global Value Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,162	$11,866	4,131	$44,244
Class B	36	352	146	1,521
Class C	78	771	991	9,380
Class E	4	41	9	98
Class I	192	1,957	442	4,125
Class Y	653	6,576	790	7,779
Advisor Class	––	––	–– *	–– *
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	79	732
Class B	––	––	––	––
Class C	––	––	–– *	–– *
Class E	––	––	––	––
Class I	––	––	5	44
Class Y	––	––	3	32
Advisor Class	––	––	2	19
Shares redeemed:
Class A	(3,542)	(36,092)	(14,179)	(152,322)
Class B	(325)	(3,257)	(948)	(9,808)
Class C	(844)	(8,432)	(4,019)	(42,646)
Class E	(1)	(11)	(4)	(46)
Class I	(106)	(1,102)	(172)	(1,620)
Class Y	(714)	(7,059)	(412)	(4,293)
Advisor Class	(1)	(10)	(9)	(116)

Net decrease	(3,408)	$(34,400)	(13,145)	$(142,877)

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy European Opportunities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	776	$14,490	2,213	$56,851
Class B	18	319	55	1,345
Class C	19	338	111	2,732
Class E	––	––	––	––
Class I	227	4,248	637	17,722
Class Y	13	252	31	708
Advisor Class	––	––	3	49
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	1,344	22,503
Class B	––	––	82	1,324
Class C	––	––	140	2,264
Class E	––	––	–– *	8
Class I	––	––	323	5,390
Class Y	––	––	18	298
Advisor Class	––	––	3	48
Shares redeemed:
Class A	(1,183)	(21,760)	(5,798)	(137,515)
Class B	(82)	(1,428)	(670)	(17,142)
Class C	(135)	(2,424)	(809)	(19,036)
Class E	––	––	––	––
Class I	(357)	(6,841)	(932)	(15,633)
Class Y	(7)	(136)	(53)	(1,237)
Advisor Class	(8)	(151)	(13)	(336)

Net decrease	(719)	$(13,093)	(3,315)	$(79,657)

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy International Balanced Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,470	$17,144	4,904	$63,328
Class B	30	346	280	4,260
Class C	101	1,187	953	12,940
Class E	10	121	34	466
Class I	328	3,827	1,567	21,082
Class Y	85	964	98	1,332
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	22	256	1,261	14,400
Class B	–– *	2	54	607
Class C	2	26	184	2,080
Class E	–– *	2	6	68
Class I	8	91	381	4,236
Class Y	–– *	2	7	81
Shares redeemed:
Class A	(1,664)	(19,267)	(8,663)	(105,959)
Class B	(103)	(1,156)	(481)	(6,180)
Class C	(290)	(3,288)	(1,632)	(19,469)
Class E	(5)	(55)	(9)	(99)
Class I	(905)	(10,833)	(1,138)	(10,971)
Class Y	(39)	(435)	(180)	(2,455)

Net decrease	(950)	$(11,066)	(2,374)	$(20,253)

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy International Core Equity Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	6,709	$84,712	10,066	$129,605
Class B	254	2,916	282	3,806
Class C	1,303	15,533	1,614	20,174
Class E	21	261	31	417
Class I	1,326	16,766	2,378	25,849
Class Y	4,123	53,387	878	11,125
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	718	7,086
Class B	––	––	28	253
Class C	––	––	117	1,064
Class E	––	––	4	35
Class I	––	––	167	1,653
Class Y	––	––	46	461
Shares redeemed:
Class A	(2,572)	(31,388)	(7,730)	(88,233)
Class B	(112)	(1,218)	(420)	(4,623)
Class C	(298)	(3,329)	(1,245)	(13,814)
Class E	(4)	(54)	(10)	(127)
Class I	(261)	(3,253)	(465)	(4,510)
Class Y	(244)	(3,227)	(375)	(4,297)

Net increase	10,245	$131,106	6,084	$85,924

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy International Growth Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	291	$7,126	835	$23,301
Class B	8	165	30	833
Class C	30	658	73	1,996
Class E	––	––	––	––
Class I	392	9,895	266	7,783
Class Y	10	233	23	699
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	46	966
Class B	––	––	–– *	6
Class C	––	––	4	71
Class E	––	––	–– *	1
Class I	––	––	11	240
Class Y	––	––	1	24
Shares redeemed:
Class A	(349)	(8,425)	(1,179)	(31,022)
Class B	(36)	(760)	(128)	(3,209)
Class C	(113)	(2,473)	(363)	(9,058)
Class E	––	––	––	––
Class I	(34)	(816)	(83)	(1,891)
Class Y	(3)	(76)	(23)	(595)

Net increase (decrease)	196	$5,527	(487)	$(9,855)

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Pacific Opportunities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	10,510	$131,989	7,164	$90,572
Class B	387	4,361	195	2,086
Class C	984	11,168	330	3,955
Class E	––	––	––	––
Class I	1,422	18,547	2,644	27,480
Class Y	261	3,227	184	2,414
Advisor Class	––	––	––	––
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	4,898	41,588
Class B	––	––	250	1,883
Class C	––	––	354	2,719
Class E	––	––	2	12
Class I	––	––	587	5,049
Class Y	––	––	79	675
Advisor Class	––	––	1	8
Shares redeemed:
Class A	(3,712)	(45,960)	(11,804)	(139,228)
Class B	(169)	(1,794)	(471)	(5,089)
Class C	(241)	(2,689)	(1,067)	(11,766)
Class E	––	––	––	––
Class I	(197)	(2,369)	(422)	(4,168)
Class Y	(60)	(755)	(225)	(2,911)
Advisor Class	––	––	(2)	(21)

Net increase	9,185	$115,725	2,697	$15,258

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Balanced Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	613	$8,731	5,610	$78,310
Class B	69	981	262	3,681
Class C	383	5,438	7,295	101,321
Class E	––	––	––	––
Class I	408	5,583	63	829
Class Y	443	6,308	2,931	41,647
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	30	441	48	695
Class B	1	12	–– *	6
Class C	6	91	5	63
Class E	–– *	1	–– *	1
Class I	–– *	2	–– *	2
Class Y	17	241	24	342
Shares redeemed:
Class A	(959)	(13,528)	(4,178)	(57,174)
Class B	(47)	(670)	(107)	(1,500)
Class C	(1,361)	(19,140)	(3,792)	(50,871)
Class E	––	––	––	––
Class I	(289)	(4,135)	(58)	(815)
Class Y	(1,078)	(14,908)	(1,636)	(22,457)

Net increase (decrease)	(1,764)	$(24,552)	6,467	$94,080

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Global Natural Resources Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	37,001	$551,655	58,691	$1,228,279
Class B	1,032	13,900	1,981	34,929
Class C	11,357	149,980	15,393	284,690
Class E	49	721	88	2,141
Class I	27,580	424,373	24,132	460,737
Class R	1,019	15,437	1,394	29,031
Class Y	16,085	243,094	15,701	311,971
Advisor Class	––	––	1	10
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	39,332	403,157
Class B	––	––	3,095	28,905
Class C	––	––	14,755	133,241
Class E	––	––	56	576
Class I	––	––	3,069	31,767
Class R	––	––	387	3,942
Class Y	––	––	6,733	69,418
Advisor Class	––	––	3	32
Shares redeemed:
Class A	(32,246)	(486,137)	(91,659)	(1,819,214)
Class B	(1,024)	(13,803)	(3,549)	(68,403)
Class C	(5,905)	(77,691)	(27,215)	(490,677)
Class E	(10)	(149)	(14)	(226)
Class I	(6,778)	(102,201)	(8,458)	(124,906)
Class R	(614)	(9,183)	(459)	(9,840)
Class Y	(4,103)	(62,204)	(19,714)	(360,105)
Advisor Class	–– *	(1)	(1)	(29)

Net increase	43,443	647,791	33,742	149,426

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Real Estate Securities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,442	$16,009	4,984	$80,972
Class B	28	307	173	3,012
Class C	76	838	333	5,666
Class E	7	75	12	202
Class I	60	589	34	556
Class R	5	47	9	130
Class Y	682	7,734	1,295	19,401
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	74	849	289	3,432
Class B	–– *	1	3	34
Class C	2	18	8	87
Class E	–– *	4	1	6
Class I	1	9	2	27
Class R	–– *	2	–– *	4
Class Y	73	830	184	2,189
Shares redeemed:
Class A	(2,005)	(22,083)	(6,344)	(83,751)
Class B	(80)	(870)	(321)	(4,111)
Class C	(116)	(1,276)	(393)	(5,202)
Class E	(2)	(18)	(4)	(58)
Class I	(53)	(593)	(30)	(393)
Class R	(2)	(25)	–– *	(5)
Class Y	(537)	(5,928)	(1,147)	(16,737)

Net increase (decrease)	(345)	$(3,481)	(912)	$5,461

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Bond Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	3,065	$27,972	5,285	$48,655
Class B	144	1,303	323	2,952
Class C	623	5,676	1,702	15,393
Class E	44	401	74	674
Class I	42	387	7	60
Class Y	514	4,730	182	1,632
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	167	1,524	324	2,962
Class B	4	38	8	77
Class C	16	147	22	202
Class E	3	27	4	40
Class I	–– *	5	1	8
Class Y	4	42	2	13
Shares redeemed:
Class A	(2,138)	(19,542)	(4,059)	(36,603)
Class B	(160)	(1,464)	(202)	(1,815)
Class C	(572)	(5,174)	(785)	(7,052)
Class E	(12)	(107)	(26)	(230)
Class I	(9)	(88)	(6)	(52)
Class Y	(123)	(1,101)	(26)	(227)

Net increase	1,612	$14,776	2,830	$26,689

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Global Bond Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	3,099	$30,361	5,104	$48,927
Class B	94	925	643	6,358
Class C	1,122	10,995	1,673	16,246
Class I	517	5,077	527	5,256
Class Y	370	3,638	1,041	10,190
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	37	368	77	709
Class B	3	36	12	106
Class C	8	78	17	154
Class I	7	68	16	148
Class Y	8	78	17	160
Shares redeemed:
Class A	(1,010)	(9,900)	(1,709)	(16,138)
Class B	(58)	(566)	(23)	(216)
Class C	(229)	(2,235)	(329)	(3,085)
Class I	(4)	(42)	(2)	(21)
Class Y	(75)	(726)	(201)	(1,951)

Net increase	3,889	$38,155	6,863	$66,843

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Mortgage Securities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,460	$11,396	4,120	$36,588
Class B	17	137	133	1,148
Class C	71	556	602	5,235
Class E	1	6	8	71
Class I	50	392	9	73
Class Y	42	331	253	2,355
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	396	3,097	1,117	9,731
Class B	10	80	37	321
Class C	19	152	62	535
Class E	1	8	2	15
Class I	1	6	2	14
Class Y	11	84	36	317
Shares redeemed:
Class A	(3,460)	(26,929)	(14,682)	(127,097)
Class B	(146)	(1,135)	(728)	(6,271)
Class C	(347)	(2,701)	(1,297)	(11,088)
Class E	(1)	(6)	(5)	(45)
Class I	(17)	(133)	(8)	(65)
Class Y	(149)	(1,159)	(778)	(6,875)

Net decrease	(2,041)	$(15,818)	(11,117)	$(95,038)

7. DERIVATIVE INSTRUMENTS

In March 2008, the Financial Accounting Standards Board (FASB) amended and expanded disclosures about derivative instruments and hedging activities, which were adopted by each Fund during the fiscal period ended September 30, 2009; it requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

Swap Agreements. Certain Funds may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. A Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Objectives and Strategies

Ivy Small Cap Value Fund. The Fund's objective in using derivatives during the period was to gain exposure to certain market sectors that it cannot get through the purchase of equity securities. To achieve this objective, the Fund utilized options, both written and purchased, on an index in the sector it wished to gain exposure to.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options	$(1)	$0

During the fiscal period ended September 30, 2009, the Fund's average number of purchased option contracts and written option contracts outstanding was less than 1.

Ivy Value Fund. The Fund's objective in using derivatives during the period was to generate additional income from written option premiums. To achieve these objectives, the Fund had primarily written put and call options on equity securities the Fund owned.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	N/A	Written options at market value	$51

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on written options/Net change in unrealized appreciation depreciation on written options	$139	$(27)

During the fiscal period ended September 30, 2009, the Fund's average number of written option contracts outstanding was 1.

Ivy Cundill Global Value Fund. The Fund's objective in using derivatives during the period was to hedge the exposure to foreign currencies of securities held in the fund. To achieve this objective, the Fund utilized forward contracts.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign currency	Unrealized appreciation on forward foreign currency contracts	$228	Unrealized depreciation on forward foreign currency contracts	$6,680

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$(10,855)	$(3,899)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $139,137 and $132,452, respectively.

Ivy International Balanced Fund. The Fund's objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign currency	Unrealized appreciation on forward foreign currency contracts	$155	N/A	N/A

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$(1,092)	$1,757

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $4,709 and $4,572, respectively.

Ivy International Core Equity Fund. The Fund's objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$658	$(382)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $2,510 and $2,629, respectively.

Ivy International Growth Fund. The Fund's objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$(532)	$241

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $1,794 and $1,730, respectively.

Ivy Pacific Opportunities Fund. The Fund's objectives in using derivatives during the period included hedging market risk on equity securities, managing exposure to various foreign currencies, and generating additional income from written option premiums. To achieve the objective of hedging market risk on equity securities, the Fund utilized futures and total return swaps on foreign equity indices. To manage foreign currency exposure, the Fund utilized forward contracts to decrease exposure to a given currency. To generate income, the Fund had primarily written put and call options on securities the Fund owned.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	N/A	Written options at market value	$221
Foreign currency	N/A	N/A	N/A	N/A
Total		$0		$221

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated
      securities, written options, futures contracts and
      swap contracts/Net change in unrealized
      appreciation (depreciation) on written options
      and futures contracts

		$ (9,445)	$ (55)
Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(737)	(282)

Total		$(10,182)	$(337)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for forward contracts and futures contracts were as follows: short forward contracts - $10,471, long forward contracts - $10,296, short futures contracts - $4,391. Additionally, the Fund's average number of purchased option contracts and written option contracts outstanding was 1 and 6,785, respectively.

Ivy Global Natural Resources Fund. The Fund's objectives in using derivatives during the period were to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures on equity indices and purchased option contracts on individual equity securities. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	Investments in unaffiliated securities and variation margin receivable	$262,615	N/A	$ 0
Foreign currency	Unrealized appreciation on forward foreign currency contracts	125	Unrealized depreciation on forward foreign currency contracts	646

Total		$262,740		$646

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:
Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and futures contracts/Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities and futures contracts	$(68,888)	$35,408
Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(9,160)	1,561

Total		$(78,048)	$36,969

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for forward contracts and futures contracts were as follows: short forward contracts - $36,976, long forward contracts - $34,935, short futures contracts - $330,154. Additionally, the Fund's average number of purchased option contracts outstanding was 104.

Ivy Bond Fund. The Fund's objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen, as determined by the Fund's manager, the duration of the Fund.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate	Variation margin receivable	$22	Variation margin payable	$4

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate	Net realized gain (loss) on futures contracts/ Net change in unrealized appreciation (depreciation) on futures contracts	$365	$(88)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short futures contracts and long futures contracts was $12,629 and $13,082, respectively.

Ivy Global Bond Fund. The Fund's objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund or to gain exposure to a currency where a foreign bond is not available.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign currency	Unrealized appreciation on forward foreign currency contracts	$41	Unrealized depreciation on forward foreign currency contracts	$662

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$118	$(1,219)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $9,299 and $9,166, respectively.

Ivy Mortgage Securities Fund. The Fund's objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen, as determined by the Fund's manager, the duration of the Fund.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate	Variation margin receivable	$17	Variation margin payable	$7

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate	Net realized gain (loss) on futures contracts/ Net change in unrealized appreciation (depreciation) on futures contracts	$352	$283

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short futures contracts was $19,119.

8. COMMITMENT

In connection with Ivy Pacific Opportunities Fund's investment in Vietnam Azalea Fund Limited (VAF), the Fund is contractually committed to provide additional capital of up to $1,696 if and when VAF requests such contributions or draw downs. The total commitment is limited to $5,000. At September 30, 2009, Ivy Pacific Opportunities Fund had made a total contribution of $3,304. No public market currently exists for the shares of VAF nor are shares currently redeemable by VAF. VAF intends to become listed within one year after the final commitment has been drawn down.

9. AFFILIATED COMPANY TRANSACTIONS

A summary of the transactions in affiliated companies during the fiscal period ended September 30, 2009 follows:

	3-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received(2)	9-30-09 Share Balance	9-30-09 Market Value

Ivy Managed European/Pacific Fund
Ivy European Opportunities Fund, Class I	904	$1,698	$12,360	$(5,918)	$––	660	$14,437
Ivy Pacific Opportunities Fund, Class I	3,087	10,203	1,923	(956)	––	3,781	53,916

					$––		$68,353

	3-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received(2)	9-30-09 Share Balance	9-30-09 Market Value

Ivy Managed International Opportunities Fund
Ivy European Opportunities Fund, Class I	583	$1,559	$ 256	$(147)	$ ––	659	$14,406
Ivy International Balanced Fund, Class I	3,261	3,033	14,911	(4,547)	83	2,656	35,164
Ivy International Core Equity Fund, Class I	2,336	2,463	1,451	(548)	––	2,460	35,626
Ivy International Growth Fund, Class I	642	9,312	302	(127)	––	1,002	27,947
Ivy Pacific Opportunities Fund, Class I	1,583	4,204	315	(140)	––	1,887	26,904

					$ 83		$140,047

	3-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-09 Share Balance	9-30-09 Market Value

Ivy Pacific Opportunities Fund
Vietnam Azalea Fund Limited(1)	500	$––	$––	$––	$––	500	$2,135

	3-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-09 Share Balance	9-30-09 Market Value

Ivy Global Natural Resources Fund
Yingli Green Energy Holding Company Limited, ADR(1)	8,000	$ ––	$10,578	$(3,496)	$ ––	7,500	$93,450
(1)No dividends were paid during the preceding 12 months.
(2)Distributions received includes distributions from net investment income and/or from capital gains from the underlying funds.

10. SENIOR LOANS

A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower's discretion. At September 30, 2009, there were no such unfunded commitments.

11. WRITTEN OPTION ACTIVITY

For Ivy Small Cap Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	––	$––
Options written	2	210
Options terminated in closing purchase transactions	(2)	(210)
Options exercised	––	––
Options expired	––	––

Outstanding at September 30, 2009	––	$––

For Ivy Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	1	$70
Options written	3	165
Options terminated in closing purchase transactions	(1)	(78)
Options exercised	–– *	(33)
Options expired	(2)	(88)

Outstanding at September 30, 2009	1	$36

*Not shown due to rounding.

For Ivy Value Fund, transactions in written put options were as follows:

	Number of Contracts		Premium Received

Outstanding at March 31, 2009	––	*	$16
Options written	2		100
Options terminated in closing purchase transactions	––	*	(26)
Options exercised	––		––
Options expired	(1)		(60)

Outstanding at September 30, 2009	1		$30

*Not shown due to rounding.

For Ivy Pacific Opportunities Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	11,865	$230
Options written	6	448
Options terminated in closing purchase transactions	(11,868)	(418)
Options exercised	––	––
Options expired	(1)	(57)

Outstanding at September 30, 2009	2	$203

For Ivy Pacific Opportunities Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	11,868	$996
Options written	12	1,438
Options terminated in closing purchase transactions	(11,866)	(321)
Options exercised	––	––
Options expired	(12)	(2,020)

Outstanding at September 30, 2009	2	$93

12. REGULATORY AND LITIGATION MATTERS

Ivy International Growth Fund received $616 during the fiscal period ended September 30, 2009 as a result of the distribution of funds relating to the settlement from third party late trading and market timing activities related to the Fund. This amount is included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities.

13. PENDING REORGANIZATIONS

It is anticipated that, during the fourth quarter of 2009 or the first quarter of 2010, each series of Ivy Funds will be reorganized into a corresponding new series of Ivy Funds, a Delaware statutory trust (New Ivy Funds Trust). These Ivy Funds reorganizations were approved by the shareholders of each series of Ivy Funds at joint shareholder meetings held on January 15, 2009. There are certain similarities and differences between Ivy Funds and New Ivy Funds Trust that are summarized in the Notice of Special Meeting of Shareholders and Joint Proxy Statement, each dated November 19, 2008.

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT
Ivy Funds

At a meeting of the Board of Trustees of Ivy Funds (the "Trust") held on August 25 and 26, 2009, the Trustees, including all of the Trustees who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, unanimously approved the continuance of the existing management agreements between Ivy Investment Management Company ("IICO") and the Trust. The existing management agreements considered were (i) the Master Business Management and Investment Advisory Agreement and all current supplements thereto between the Trust and IICO (with respect to the Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and the Ivy Pacific Opportunities Fund); (ii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Dividend Opportunities Fund, Ivy Global Bond Fund, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund); (iii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Balanced Fund, Ivy Bond Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy Micro Cap Growth Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and the Ivy Value Fund); and (iv) the Subadvisory Agreements between IICO and:

  Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund)
  Mackenzie Financial Corporation (Ivy Global Natural Resources Fund)
  Mackenzie Cundill Investment Management Ltd. (Ivy Cundill Global Value Fund)
  Wall Street Associates (Ivy Micro Cap Growth Fund)

(each such subadviser referred to herein as a "Subadviser").

The Board also unanimously approved an amendment to the Master Business Management and Investment Advisory agreement between the Trust and IICO to reduce the investment advisory fee that the Ivy European Opportunities Fund pays to IICO.

The Board's Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed these materials during a telephonic meeting earlier in August. They further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at the August 25th and 26th Board meeting, after which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence request lists submitted on their behalf by counsel. They also considered the knowledge they had received from the regular meetings of the Board, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as, managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations). The Board also noted the positive press that the Ivy Funds family and certain portfolio managers continue to receive during the year in the financial media, and also noted the improved shareholder servicing provided by IICO's affiliate, Waddell & Reed Services Company, as reported by an independent evaluator. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. The Board considered benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of an investment advisory agreement with IICO or any investment sub-advisory agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds' shareholders. In that context, the Board discussed the current level of the Funds' advisory fee breakpoints and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board concluded that, except for the Ivy European Opportunities Fund, the Funds' asset size and fee structures did not warrant the restructuring or reevaluation of the fee breakpoints for the Funds at the current time. With regard to the Ivy European Opportunities Fund, the Board unanimously agreed to reduce IICO's fees on the first $250 million of assets from 1.00% of net assets to 0.90% of net assets.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided, focusing on the specific circumstances of each Fund. In addition, the Board considered that IICO recently had taken over direct portfolio management responsibilities for the Ivy European Opportunities Fund and the Ivy International Balanced Fund, replacing those Funds' subadvisers.

Specifically, the Board examined the investment performance of each Fund, including quintile ranking for short- and long-term time periods and each Fund's performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds' performance in each asset class was acceptable. Although the performance of some of the Funds lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund's expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to separately managed accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to such separately managed accounts. The Board also took into account the information on IICO's profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund's average account size and how those factors affect the Funds' expense ratios. After completing this examination and taking into consideration the reduction in the advisory fee for the Ivy European Opportunities Fund, the Independent Trustees concluded that each Fund's expenses are appropriate at the current time.

Independent Fee Consultant Review

The Disinterested Directors/Trustees for each of the mutual funds has appointed an independent fee consultant. Posted below is a summary of the written fee evaluation of such consultant for the most recent year.

During August of 2009, and as part of their regularly scheduled meetings, the Disinterested Trustees of Ivy Funds and the Disinterested Directors of Ivy Funds, Inc. (collectively, the "Ivy Funds" and any separate series thereof an "Ivy Fund") reviewed significant information in connection with considering the continuation of existing investment management agreements currently in effect between Ivy Investment Management Company ("IICO") and the Ivy Funds. Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Services Company, and Waddell & Reed Investment Management Company (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("Assurance of Discontinuance"), the Disinterested Trustees/Directors of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO, an affiliate of Waddell, to the Ivy Funds. The independent fee consultant's review addressed the following fee-related factors:

1. The nature and quality of IICO's services to the Ivy Funds, including performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Management fees (including any components thereof) charged to institutional and other clients of IICO for like services

4. Costs to IICO and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

5. Profit margins of IICO and its affiliates from supplying such services

6. Possible economies of scale as a fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Disinterested Trustees/Directors.1

Summary Findings

The report stated that IICO delivered strong levels of performance and service to the Ivy Funds in relation to its management fees and relative to investment advisers of comparable mutual funds. For the 36 months ended March 31, 2009, when compared to their respective peer groups established by Lipper, Inc. ("Lipper"), approximately 40% of the Ivy Funds were in the top quintile of performance and 72% of the Ivy Funds were in the top two quintiles. The independent fee consultant noted that the Ivy Funds' performance appeared to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure.

The report stated that for the 12 months ended March 31, 2009, the total expenses of the Ivy Funds on average were 4% above the mean total expenses of their respective Lipper Expense Group peers and 5% below the mean total expenses for their Lipper Expense Universes. The management fees for the Ivy Funds on average were 0.9% above the mean management fees for their Lipper Expense Groups and 6.9% below the mean for their Lipper Expense Universes. The independent fee consultant noted that the Ivy Funds' small average account size and small fund AUM introduces certain biases in the Lipper analyses that work against Ivy Funds in Lipper expense comparisons and, as a result, the Lipper findings may be considered conservative in that regard. The independent fee consultant found that within the larger Lipper averages the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The report stated that the management fees IICO charges to the Ivy Funds also are reasonable in relation to the management fees it charges to its other institutional accounts. The report noted that these institutional accounts have different service and infrastructure needs and in addition that, based on industry data, the average spread between management fees charged to the Ivy Funds and those charged to institutional accounts is below the average fee spreads observed at other investment advisers.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds does not appear to be unreasonable. The report noted that Waddell's overall profitability from managing the Ivy Funds and its other operations is below the mean profitability of other publicly traded peers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

The report stated that an economy of pricing analysis was undertaken by the independent fee consultant that showed that Ivy Funds incur lower fees and expenses with increasing fund AUM and with increasing average account size which the independent fee consultant believes should benefit Ivy Fund investors as the Ivy Funds mature.

Conclusions

The independent fee consultant concluded that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds over the year ending August 31, 2009 are reasonable and provide adequate justification for renewal of the Ivy Funds' existing advisory agreements.

1 The independent fee consultant's evaluation was based on information provided by IICO, Lipper, Inc., other information providers and other independent analyses. The term "management fees" refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. The term "total expenses" refers to the total annual expenses, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. Where these terms are used in reference to groups of Ivy Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2009.

PROXY VOTING INFORMATION
Ivy Funds

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how Ivy Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION
Ivy Funds

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Ivy Funds' website at www.ivyfunds.com.

TO ALL TRADITIONAL IRA PLANHOLDERS:
Ivy Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Ivy Funds Family

Domestic Equity Funds
      Ivy Capital Appreciation Fund
      Ivy Core Equity Fund
      Ivy Dividend Opportunities Fund
      Ivy Large Cap Growth Fund
      Ivy Micro Cap Growth Fund
      Ivy Mid Cap Growth Fund
      Ivy Small Cap Growth Fund
      Ivy Small Cap Value Fund
      Ivy Tax-Managed Equity Fund
      Ivy Value Fund

Global/International Funds
      Ivy Cundill Global Value Fund
      Ivy European Opportunities Fund
      Ivy International Balanced Fund
      Ivy International Core Equity Fund
      Ivy International Growth Fund
      Ivy Managed European/Pacific Fund
      Ivy Managed International Opportunities Fund
      Ivy Pacific Opportunities Fund

Specialty Funds
      Ivy Asset Strategy Fund
      Ivy Balanced Fund
      Ivy Energy Fund
      Ivy Global Natural Resources Fund
      Ivy Real Estate Securities Fund
      Ivy Science and Technology Fund

Fixed Income Funds
      Ivy Bond Fund
      Ivy Global Bond Fund
      Ivy High Income Fund
      Ivy Limited-Term Bond Fund
      Ivy Money Market Fund
      Ivy Mortgage Securities Fund
      Ivy Municipal Bond Fund
      Ivy Municipal High Income Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

SEMIANN-IVYTRUST (9-09)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: December 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 3, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 3, 2009